UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

PNC Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 44.2%
Consumer Discretionary — 5.6%
Amazon.com*	1,396	$174
Buckle#	4,510	108
Chipotle Mexican Grill*#	1,450	219
Coach#	6,514	233
Coinstar*#	2,450	107
Deckers Outdoor*	3,660	159
Ford Motor*#	22,830	258
Goodyear Tire & Rubber*	32,060	296
JC Penney#	15,055	301
McDonald’s#	4,750	347
O’Reilly Automotive*#	4,940	234
Penn National Gaming*#	6,000	169
Starbucks#	6,970	160
Starwood Hotels & Resorts Worldwide#	3,680	172
Strayer Education#	500	72
Target	2,300	118
Tiffany#	5,363	213
Time Warner	11,962	359
Time Warner Cable	6,320	326
Tractor Supply#	2,730	186
Universal Electronics*#	4,260	81
Viacom, Cl B	7,830	246
WMS Industries*#	3,320	117
Wynn Resorts#	2,360	190

		4,845

Consumer Staples — 4.2%
Coca-Cola#	6,490	363
Corn Products International	2,890	99
Energizer Holdings*	5,710	360
General Mills	7,660	277
Hershey#	6,440	299
Kimberly-Clark#	3,860	248
Lorillard#	2,929	223
PepsiCo	4,400	282
Philip Morris International	5,930	305
Procter & Gamble#	5,710	341
TreeHouse Foods*#	2,710	112
Wal-Mart Stores#	14,653	735

		3,644

Energy — 4.0%
Apache#	2,956	266
ATP Oil & Gas*#	8,770	100
Atwood Oceanics*#	3,230	81
Chevron#	9,179	681
ConocoPhillips	7,712	404
Contango Oil & Gas*	3,790	166
Enterprise Products Partners LP#	4,720	175
ExxonMobil#	12,240	724
FMC Technologies*#	4,510	279
National Oilwell Varco	8,170	307
Oil States International*	3,000	124
SM Energy	3,250	123
World Fuel Services	3,300	84

		3,514

Financials — 6.7%
Affiliated Managers Group*	2,790	179
Allstate	5,921	164
American Express#	4,720	188

	Number of Shares	Value (000)

Ameriprise Financial	4,240	$185
Amtrust Financial Services#	15,610	213
Bank of America	47,259	588
Bank of the Ozarks#	6,480	238
BB&T#	9,620	213
Blackstone Group LP#	10,595	107
Chubb	3,633	200
Discover Financial Services	13,370	194
Glacier Bancorp#	11,110	154
Goldman Sachs Group	2,644	362
Invesco#	5,433	98
Investment Technology Group*#	6,190	82
JPMorgan Chase#	18,730	681
Lincoln National	7,422	173
Morgan Stanley	8,319	205
Portfolio Recovery Associates*#	4,820	307
Prosperity Bancshares	3,570	102
Public Storage REIT#	1,830	179
RLI#	1,430	75
Travelers#	5,685	279
Valley National Bancorp#	5,728	75
Wells Fargo	20,465	482
World Acceptance*#	2,760	113

		5,836

Healthcare — 5.3%
Abbott Laboratories	5,090	251
Allergan	2,990	184
Almost Family*	3,250	82
AmerisourceBergen#	9,860	269
Amgen*	2,760	141
Baxter International	6,365	271
Bio-Reference Labs*#	7,860	156
Catalyst Health Solutions*#	4,200	168
Celgene*#	3,220	166
Cubist Pharmaceuticals*#	3,540	78
Johnson & Johnson#	3,080	176
Medtronic	5,040	159
Merck#	20,255	712
NuVasive*#	2,880	84
PAREXEL International*#	9,140	182
Pfizer#	49,151	783
St. Jude Medical*	7,480	258
UnitedHealth Group	15,505	492

		4,612

Industrials — 5.6%
3M#	5,330	419
APAC Customer Services*#	35,270	179
Avery Dennison#	8,615	280
Babcock & Wilcox*#	10,685	239
BE Aerospace*	11,210	302
Caterpillar#	7,490	488
CSX	4,810	240
Cummins	2,864	213
Curtiss-Wright#	3,410	91
Eaton	2,790	194
Emerson Electric#	5,579	260
Esterline Technologies*	3,480	160
General Electric#	43,949	636
Houston Wire & Cable#	9,490	86
ICF International*#	3,180	67

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Industrials — continued
Illinois Tool Works	6,065	$250
Parker Hannifin#	4,018	238
Regal-Beloit	1,410	78
United Parcel Service, Cl B#	2,680	171
United Technologies#	4,720	308

		4,899

Information Technology — 8.8%
Akamai Technologies*	4,400	203
Apple*	3,707	902
Broadcom, Cl A#	5,900	177
Cisco Systems*	27,424	550
Corning#	15,440	242
Cree*#	2,682	144
Dell*	7,225	85
Dolby Laboratories, Cl A*	3,189	177
Ebix*#	10,010	187
EMC*#	10,610	193
FactSet Research Systems#	2,000	147
Google, Cl A*	485	218
Hewlett-Packard#	3,221	124
Intel#	18,128	321
International Business Machines#	7,335	904
Mastercard, Cl A#	1,280	254
Microsoft#	45,046	1,058
Monolithic Power Systems*	6,580	108
NetApp*#	4,610	186
Oracle	11,570	253
OSI Systems*#	4,640	137
Rofin-Sinar Technologies*#	4,100	84
Smith Micro Software*	12,160	93
Symantec*	14,487	197
TeleCommunication Systems, Cl A*#	20,810	64
Trimble Navigation*#	4,120	116
Tyler Technologies*#	7,010	121
Visa, Cl A#	5,560	384

		7,629

Materials — 1.3%
Balchem#	3,440	84
Ball	4,510	253
Celanese, Series A	6,215	166
Cliffs Natural Resources#	3,428	210
Compass Minerals International#	1,940	139
Eastman Chemical	3,010	185
Eldorado Gold#	1,476	29
PPG Industries	1,155	76

		1,142

Telecommunication Services — 1.2%
AT&T	20,752	561
Atlantic Tele-Network#	4,400	188
Verizon Communications#	10,610	313

		1,062

Utilities — 1.5%
Calpine*	16,400	209
Exelon	9,321	379
NextEra Energy#	6,315	339
NRG Energy*#	8,650	176

	Number of Shares	Value (000)

UGI	5,500	$152

		1,255

Total Domestic Common Stocks (Cost $41,053)		38,438

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	5
Freddie Mac	6,900	3

Total Preferred Stocks (Cost $375)		8

FOREIGN COMMON STOCKS — 7.5%
Consumer Discretionary — 0.8%
ASOS PLC (United Kingdom)*	2,591	38
Compass Group PLC (United Kingdom)	14,125	115
Domino’s Pizza UK & IRL PLC (United Kingdom)	4,952	33
Gildan Activewear (Canada)*	4,677	128
Hennes & Mauritz AB (Sweden)	2,016	66
Intime Department Store Group (China)	40,041	49
Jupiter Telecommunications (Japan)	24	26
Li & Fung (Hong Kong)	10,122	52
LVMH Moet Hennessy Louis Vuitton SA (France)	571	66
New Oriental Education & Technology Group, ADR (China)*#	355	35
Nitori (Japan)#	1,071	93
Nokian Renkaat OYJ (Finland)	1,435	41

		742

Consumer Staples — 0.6%
Anheuser-Busch Inbev NV, ADR (Belgium)#	612	32
Hengan International Group (Hong Kong)	3,936	35
Imperial Tobacco Group PLC (United Kingdom)	1,669	46
Jeronimo Martins SGPS SA (Portugal)	4,235	47
Koninklijke Ahold (Netherlands)	3,903	48
Nestle SA (Switzerland)	2,871	148
Oriflame Cosmetics SA, ADR (Luxembourg)	545	28
Reckitt Benckiser Group PLC (United Kingdom)	1,043	52
Tesco PLC (United Kingdom)	10,029	62
Wilmar International (Singapore)	14,692	68

		566

Energy — 1.2%
BG Group PLC (United Kingdom)	5,968	96
Cairn Energy PLC (United Kingdom)*	10,341	74
Core Laboratories NV (Netherlands)#	4,888	386
Ensco International PLC, ADR (United Kingdom)	4,730	194
Nabors Industries (Bermuda) (Bermuda)*	16,230	254

		1,004

Financials — 1.0%
BlueBay Asset Management PLC (United Kingdom)	6,039	27
CNinsure, ADR (China)	973	21
E-House China Holdings, ADR (China)#	5,200	83
FirstService (Canada)*	8,330	171
Glorious Property Holdings (Hong Kong)	97,341	26

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Financials — continued
IG Group Holdings PLC (United Kingdom)	9,305	$74
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	38
Lazard, Cl A (Bermuda)#	4,820	151
Midland Holdings (Hong Kong)	36,207	29
Montpelier Re Holdings (Bermuda)	8,310	132
Standard Chartered PLC (United Kingdom)	2,935	78

		830

Healthcare — 0.9%
Abcam PLC (United Kingdom)	1,944	48
Cochlear (Australia)	857	53
DiaSorin SpA (Italy)	1,634	66
Elekta AB (Sweden)	1,645	47
Genomma Lab Internacional SA de CV (Mexico)*	14,345	25
Novo Nordisk A/S, ADR (Denmark)#	1,130	97
Roche Holdings AG (Switzerland)	1,125	153
Sawai Pharmaceutical (Japan)#	460	47
Shire PLC, ADR (Ireland)	565	37
Sonova Holding AG (Switzerland)	395	50
SSL International PLC (United Kingdom)	2,730	48
Teva Pharmaceutical Industries, ADR (Israel)	1,617	82

		753

Industrials — 1.0%
ABB, ADR (Switzerland)	3,901	76
Capita Group PLC (United Kingdom)	4,006	43
China High Speed Transmission Equipment Group (Hong Kong)	28,322	64
Fanuc (Japan)	604	65
Hyflux (Singapore)	16,930	38
Intertek Group PLC (United Kingdom)	1,487	38
McDermott International (Panama)*#	20,090	258
Michael Page International PLC (United Kingdom)	4,842	29
Mitsubishi (Japan)	1,633	35
Nidec (Japan)	480	42
Rational AG (Germany)	139	25
Seek (Australia)	3,580	23
Ultra Electronics Holdings PLC (United Kingdom)	1,134	29
Weir Group PLC (United Kingdom)	1,973	36
Zhuzhou CSR Times Electric (China)	18,616	49

		850

Information Technology — 1.2%
ARM Holdings PLC, ADR (United Kingdom)#	6,426	107
Autonomy PLC (United Kingdom)*	2,984	71
Axis Communications AB (Sweden)#	2,046	24
Canon, ADR (Japan)#	1,350	55
Gree (Japan)	890	65
Kakaku.com (Japan)	11	54
Marvell Technology Group (Bermuda)*	9,450	151
Open Text (Canada)*#	3,880	171
Opera Software ASA (Norway)#	12,937	46
SAP AG, ADR (Germany)#	1,723	75
Temenos Group AG (Switzerland)*#	3,779	97
Tencent Holdings (China)	3,884	72
Wirecard AG (Germany)#	5,644	65

		1,053

	Number of Shares	Value (000)

Materials — 0.7%
Antofagasta PLC (United Kingdom)*	4,013	$63
BHP Billiton, ADR (Australia)#	1,775	118
Kuraray (Japan)	4,581	52
Midas Holdings (Singapore)	53,370	34
Northgate Minerals (Canada)*#	34,060	103
Real Gold Mining (China)*#	35,299	53
Syngenta AG, ADR (Switzerland)	2,142	99
Vale SA, ADR (Brazil)#	2,963	79

		601

Telecommunication Services — 0.0%
TPG Telecom (Australia)	12,848	20

		20

Utilities — 0.1%
Centrica PLC (United Kingdom)	10,615	53
Red Electrica SA (Spain)	1,167	48

		101

Total Foreign Common Stocks (Cost $6,605)		6,520

EXCHANGE TRADED FUNDS — 11.3%
iShares MSCI EAFE Value Index Fund#	104,756	4,679
iShares MSCI Emerging Markets Index Fund#	62,911	2,521
Vanguard Emerging Markets	64,294	2,622

Total Exchange Traded Funds (Cost $12,577)		9,822

	Par (000)
ASSET BACKED SECURITIES — 3.2%
Automotive — 1.1%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	$229	231
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	434	447
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	61	61
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	195	196
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	20	20

		955

Credit Card — 0.4%
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A
2.210%, 06/15/16	330	338

Utilities — 1.7%
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	144	148

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — continued
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	$600	$653
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	696

		1,497

Total Asset Backed Securities (Cost $2,594)		2,790

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,394
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,090
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	767
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	381	402

Total Collateralized Mortgage Obligations (Cost $3,249)		3,653

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	170	177
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	239	239
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40	730	799

Total Commercial Mortgage-Backed Securities (Cost $1,139)		1,215

CORPORATE BONDS — 11.4%
Cable — 0.8%
Comcast
5.150%, 03/01/20	75	82
DIRECTV Holdings LLC
4.600%, 02/15/21	115	117
Discovery Communications LLC
5.050%, 06/01/20	75	81
NBC Universal
5.150%, 04/30/20 (C)	160	172
News America
6.650%, 11/15/37	75	87
Time Warner
4.700%, 01/15/21	75	79
Time Warner Cable
5.850%, 05/01/17	90	103

		721

Consumer Discretionary — 0.2%
Hasbro
6.300%, 09/15/17	95	105

	Par (000)	Value (000)

Stanley Black & Decker I
5.200%, 09/01/40	$45	$45

		150

Energy — 1.3%
Anadarko Petroleum
8.700%, 03/15/19#	75	83
ConocoPhillips
5.750%, 02/01/19	100	119
Enterprise Products Operating LLC
5.600%, 10/15/14	140	156
EQT
8.125%, 06/01/19	30	37
Hess
5.600%, 02/15/41	70	73
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	110	126
Nexen
5.875%, 03/10/35	110	115
Suncor Energy
6.100%, 06/01/18	85	99
Sunoco
9.625%, 04/15/15#	120	143
XTO Energy
5.750%, 12/15/13	165	189

		1,140

Financials — 3.6%
American Express
7.000%, 03/19/18	100	120
Ameriprise Financial
7.300%, 06/28/19	90	111
Bank of America
6.500%, 08/01/16	25	28
5.625%, 07/01/20	45	46
Bank of America (MTN)
5.650%, 05/01/18#	225	234
Barclays Bank PLC
6.750%, 05/22/19	125	148
BP Capital Markets PLC
3.625%, 05/08/14#	135	134
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	162
Citigroup
5.125%, 05/05/14	260	274
Deutsche Bank AG
3.450%, 03/30/15#	75	78
First Niagara Financial Group
6.750%, 03/19/20	80	88
General Electric Capital (MTN)
3.500%, 06/29/15#	65	67
5.875%, 01/14/38	175	180
Goldman Sachs Group
5.950%, 01/18/18	225	244
HSBC Bank USA NA
4.625%, 04/01/14	135	144
International Lease Finance
6.500%, 09/01/14 (C)	50	51
JPMorgan Chase
6.000%, 01/15/18	85	96
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	244

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Merrill Lynch (MTN)
6.875%, 04/25/18	$20	$22
Morgan Stanley
4.000%, 07/24/15	125	126
USB Capital XIII Trust
6.625%, 12/15/39	100	110
Wachovia Capital Trust III
5.800%, 03/15/42 (D)	260	220
Westpac Banking
3.000%, 08/04/15	170	172

		3,099

Food, Beverage & Tobacco — 0.2%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	125	160

Industrials — 0.2%
Lockheed Martin
5.500%, 11/15/39	75	84
United Technologies
5.700%, 04/15/40	75	89

		173

Insurance — 0.8%
Berkshire Hathaway Finance
5.750%, 01/15/40	80	90
Hartford Financial Services Group
6.300%, 03/15/18	85	91
MetLife
7.717%, 02/15/19	135	169
Principal Financial Group
8.875%, 05/15/19	125	162
Prudential Financial (MTN)
7.375%, 06/15/19	80	98
Reinsurance Group of America
6.450%, 11/15/19	85	93

		703

Materials — 0.3%
ArcelorMittal
7.000%, 10/15/39	80	82
Dow Chemical
8.550%, 05/15/19	65	81
Newmont Mining
5.125%, 10/01/19#	80	89

		252

Real Estate Investment Trusts — 0.5%
AMB Property LP
4.500%, 08/15/17	15	15
6.625%, 12/01/19	75	84
Digital Realty Trust LP
5.875%, 02/01/20 (C)	125	133
Realty Income
6.750%, 08/15/19	100	115
Simon Property Group LP
6.750%, 05/15/14#	55	64
5.875%, 03/01/17	30	34

		445

	Par (000)	Value (000)

Retail — 0.6%
Home Depot
5.875%, 12/16/36	$85	$91
Kohl’s
6.875%, 12/15/37	75	95
Kroger
6.400%, 08/15/17	130	155
TJX
6.950%, 04/15/19	105	134
Wal-Mart Stores
5.250%, 09/01/35	75	82

		557

Technology — 0.4%
KLA-Tencor
6.900%, 05/01/18	100	115
Oracle
6.125%, 07/08/39	75	91
Xerox
6.400%, 03/15/16	105	121

		327

Telecommunications — 0.9%
AT&T
6.300%, 01/15/38	155	178
British Telecommunications PLC
9.375%, 12/15/10	140	143
Corning
6.200%, 03/15/16	100	116
4.250%, 08/15/20	5	5
GTE
6.940%, 04/15/28	200	234
Telefonica Emisiones SAU
3.729%, 04/27/15	95	98

		774

Transportation — 0.2%
Burlington Northern Santa Fe
5.750%, 03/15/18	75	88
FedEx
7.375%, 01/15/14	70	82

		170

Utilities — 1.4%
Appalachian Power
4.950%, 02/01/15	165	180
Bruce Mansfield Unit
6.850%, 06/01/34	98	107
Dominion Resources
7.000%, 06/15/38	65	84
Duke Energy Carolinas LLC
5.300%, 02/15/40	90	101
Exelon Generation LLC
5.200%, 10/01/19	120	133
Midamerican Energy Holdings
6.125%, 04/01/36	75	87
Nisource Finance
6.400%, 03/15/18	100	115
Potomac Electric Power
6.500%, 11/15/37	70	89
Progress Energy
4.875%, 12/01/19	75	83

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Puget Sound Energy
5.757%, 10/01/39	$100	$110
Xcel Energy
4.700%, 05/15/20#	120	131

		1,220

Total Corporate Bonds (Cost $8,911)		9,891

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	55	61

Total Municipal Bond (Cost $55)		61

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.0%
Federal National Mortgage Association — 6.9%
7.000%, 06/01/31	7	8
7.000%, 01/01/33	12	13
7.000%, 10/01/33	9	9
6.000%, 09/01/32	22	25
6.000%, 09/01/36	689	745
6.000%, 02/01/37	65	70
5.500%, 02/01/32	91	99
5.500%, 07/01/33	13	15
5.500%, 12/01/33	180	195
5.500%, 05/01/35	119	128
5.500%, 12/01/35	43	46
5.500%, 12/01/36	1,166	1,254
5.000%, 07/01/20	24	25
5.000%, 09/01/33	33	35
5.000%, 10/01/33	72	78
5.000%, 11/01/33	342	367
5.000%, 08/01/35	29	31
5.000%, 11/01/35	308	329
5.000%, 12/01/35	284	303
4.500%, 06/01/40	823	865
4.500%, 10/01/20	311	332
4.500%, 03/01/21	568	608
4.500%, 09/01/35	361	381

		5,961

Government National Mortgage Association — 0.1%
6.500%, 09/15/28	9	10
6.500%, 07/15/32	17	19
6.000%, 08/15/32	11	12
6.000%, 02/15/33	55	60

		101

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $5,627)		6,062

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bond — 0.5%
4.500%, 02/15/36	$380	$448

U.S. Treasury Inflationary Index Bond (TIP) — 1.0%
1.625%, 01/15/18	795	885

U.S. Treasury Notes — 4.9%
4.250%, 08/15/13	675	746
3.375%, 11/15/19	385	416
2.750%, 02/15/19	25	26
2.375%, 03/31/16	300	313
2.250%, 01/31/15	630	659
1.375%, 01/15/13	1,395	1,421
1.250%, 11/30/10	690	692

		4,273

Total U.S. Treasury Obligations (Cost $5,483)		5,606

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.2%
PNC Advantage Institutional Money Market Fund, Class I	2,792,462	2,792

Total Affiliated Money Market Fund (Cost $2,792)		2,792

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $90,460)		86,858

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 28.2%
Affiliated Money Market Fund — 0.4%
Institutional Money Market Trust†	361,583	361

Money Market Funds — 19.6%
AIM STIT Liquid Assets Portfolio	3,111,427	3,111
Dreyfus Institutional Cash Advantage Fund	3,551,183	3,551
Federated Institutional Prime Money Market Portfolio	3,333,672	3,334
Fidelity Institutional Prime Money Market Fund	3,555,917	3,556
Merrill Lynch Select Institutional Fund	3,548,831	3,549

		17,101

	Par (000)
Repurchase Agreements — 8.2%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,111,232, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $1,133,453)	$1,111	$1,111
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $2,963,284, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $3,022,561)	2,964	2,964

See Notes to Schedules of Investments.

	Par (000)	Value (000)
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $3,024,123, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $3,084,738)	$3,024	$3,024

		7,099

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $24,561)		24,561
TOTAL INVESTMENTS — 128.1% (Cost $115,021)**		111,419
Other Assets & Liabilities – (28.1)%		(24,431)
TOTAL NET ASSETS — 100.0%		$86,988

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $115,521.

Gross unrealized appreciation (000)	$4,200
Gross unrealized depreciation (000)	(8,302)

Net unrealized depreciation (000)	$(4,102)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 24,508 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is $38 (000) and represents 0.0% of net assets as of August 31, 2010.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144 A securities is $516 (000) and represents 0.6% of net assets as of August 31, 2010.

(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

DAX Index Future	1	$190	09/17/10	$(8)

Nikkei 225®	1	107	09/10/10	(13)

		$297		$(21)

Cash in the amount of $18,978 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)
Affiliated Money Market Fund	$ 2,792	$ –	$ –	$ 2,792
Asset-Backed Securities	–	2,790	–	2,790
Collateralized Mortgage Obligations	–	3,653	–	3,653
Commercial Mortgage-Backed Securities	–	1,215	–	1,215
Corporate Bonds	–	9,891	–	9,891
Domestic Common Stocks	38,438	–	–	38,438
Exchange Traded Funds	9,822	–	–	9,822
Foreign Common Stocks	3,192	3,290	38	6,520
Municipal Bond	–	61	–	61
Preferred Stocks	8	–	–	8
Short Term Investments Purchased With Collateral From Securities Loaned	17,101	7,460	–	24,561
U.S. Government Agency Mortgage- Backed Obligations	–	6,062	–	6,062
U.S. Treasury Obligations	–	5,606	–	5,606

Total Assets – Investments in Securities	$71,353	$40,028	$38	$111,419

Other Financial Instruments

Futures Contracts	$ (21)	$ –	$ –	$(21)

Total Assets - Other Financial Instruments	$ (21)	$ –	$ –	$(21)

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock

Balance, 05/31/10	$41

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	(3)

Purchases	–

Sales	–

Transfers in and/or out of Level 3 Paydowns	–

Balance, 08/31/10	$38

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.7%
Consumer Discretionary — 12.8%
Adidas AG (Germany)	10,784	$547
ASOS PLC (United Kingdom)*	71,399	1,041
Autoliv (Sweden)#	45,800	2,480
Barratt Developments PLC (United Kingdom)*	2,319,446	3,404
Bellway PLC (United Kingdom)	285,238	2,279
Christian Dior SA (France)	28,200	2,845
Compass Group PLC (United Kingdom)	373,328	3,044
Culture Convenience Club (Japan)	134,400	588
Daimler AG (Germany)*	12,234	592
Domino’s Pizza UK & IRL PLC (United Kingdom)	147,975	975
Duni AB (Sweden)	344,800	2,632
Espirit Holdings (Hong Kong)	73,605	415
Gildan Activewear (Canada)*	23,461	644
Hennes & Mauritz AB (Sweden)	53,311	1,737
Intime Department Store Group (China)	1,076,147	1,329
Jupiter Telecommunications (Japan)	675	718
Li & Fung (Hong Kong)	298,639	1,521
LVMH Moet Hennessy Louis Vuitton SA (France)	15,204	1,762
New Oriental Education & Technology Group, ADR (China)*	9,271	914
Nitori (Japan)#	28,039	2,443
Nokian Renkaat OYJ (Finland)	40,302	1,151
Persimmon PLC (United Kingdom)*	425,233	2,359
Suzuki Motor (Japan)	45,000	893
Taylor Wimpey PLC (United Kingdom)*	5,330,465	2,103
Toyota Motor (Japan)	25,000	848
Vivendi SA (France)	11,386	264
Volkswagen AG (Germany)	7,118	707
Yamada Denki (Japan)	5,224	325

		40,560

Consumer Staples — 9.4%
Anheuser-Busch Inbev NV, ADR (Belgium)#	15,942	829
Asahi Breweries (Japan)	153,600	2,895
Danone (France)*	5,755	308
Diageo PLC (United Kingdom)	7,786	127
Greencore Group PLC (Ireland)	1,564,890	2,331
Hengan International Group (Hong Kong)	116,965	1,040
Imperial Tobacco Group PLC (United Kingdom)	39,682	1,092
Jeronimo Martins SGPS SA (Portugal)#	121,249	1,335
Koninklijke Ahold (Netherlands)	138,421	1,699
MEIJI Holdings (Japan)	64,334	2,995
Metro AG (Germany)	14,730	748
Nestle SA (Switzerland)	113,079	5,846
Oriflame Cosmetics SA, ADR (Luxembourg)	16,002	835
Reckitt Benckiser Group PLC (United Kingdom)	46,395	2,312
Tesco PLC (United Kingdom)	408,633	2,543
Unicharm (Japan)	7,100	866
Unilever NV (Netherlands)	7,505	200
Wilmar International (Singapore)	372,101	1,723

		29,724

Energy — 5.6%
BG Group PLC (United Kingdom)	206,468	3,307
Cairn Energy PLC (United Kingdom)*	276,286	1,971
ENI SpA (Italy)	27,770	549
Paladin Energy (Australia)*#	103,557	344
Petroleo Brasileiro SA, ADR (Brazil)	15,347	453
Royal Dutch Shell PLC, Cl A (Netherlands)	29,308	776
Sasol (South Africa)	74,150	2,813

	Number of Shares	Value (000)

Suncor Energy (Canada)#	15,513	$470
Technip SA (France)	43,000	2,803
Thai Oil PCL (Thailand)	2,386,300	3,355
Total SA (France)	19,064	887

		17,728

Financials — 15.0%
Anglo Irish Bank PLC (Ireland)* (A) (B) (C)	435,474	–
AXA SA (France)	35,976	554
Banco Santander Brasil SA (Brazil)	51,900	654
Banco Santander SA (Spain)	110,225	1,284
Bank of Yokohama (Japan)	113,997	494
Barclays PLC (United Kingdom)	399	2
BlueBay Asset Management PLC (United Kingdom)	155,289	682
BNP Paribas (France)	21,323	1,321
CNinsure, ADR (China)#	26,351	576
Credit Agricole SA (France)	32,362	404
Credit Suisse Group AG (Switzerland)	21,735	951
Deutsche Boerse AG (Germany)	15,294	931
DnB NOR ASA (Norway)	270,244	2,967
E-House China Holdings, ADR (China)#	139,918	2,243
Glorious Property Holdings (Hong Kong)	2,572,779	682
Hannover Rueckversicherung AG (Germany)	65,500	2,893
HSBC Holdings PLC (United Kingdom)	155,890	1,527
IG Group Holdings PLC (United Kingdom)	256,348	2,043
Investor AB, Cl B (Sweden)	158,745	2,729
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	341
KB Financial Group (South Korea)	8,871	360
KBC Groep NV (Belgium)*	61,800	2,551
Lloyds Banking Group PLC (United Kingdom)*	2,832,020	2,981
Midland Holdings (Hong Kong)	939,310	755
Mitsubishi Estate (Japan)	31,500	474
Mitsubishi UFJ Financial Group (Japan)	141,700	672
Muenchener Rueckversicherung AG (Germany)	20,700	2,638
Nomura Holdings (Japan)	167,869	951
Prudential PLC (United Kingdom)	133,619	1,159
Sony Financial Holdings (Japan)	223	731
Standard Chartered PLC (United Kingdom)	85,208	2,275
State Bank of India, GDR (India)	34,100	4,011
Sumitomo Mitsui Financial Group (Japan)	6,222	185
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	3,124
UniCredit SpA (Italy)	368,858	860
Zurich Financial Services AG (Switzerland)	2,504	556

		47,561

Healthcare — 8.5%
Abcam PLC (United Kingdom)	51,344	1,256
Bayer AG (Germany)	8,647	527
Cie Generale d’Optique Essilor International SA (France)	18,220	1,102
Cochlear (Australia)#	20,347	1,256
DiaSorin SpA (Italy)	43,310	1,753
Elekta AB (Sweden)#	47,716	1,375
Fresenius SE (Germany)	4,635	329
Genomma Lab Internacional SA de CV (Mexico)*#	395,232	704
Novartis AG (Switzerland)#	61,371	3,217
Novo Nordisk A/S, ADR (Denmark)	26,762	2,291
Roche Holdings AG (Switzerland)	37,746	5,120
Sawai Pharmaceutical (Japan)#	12,840	1,315

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Shire PLC, ADR (Ireland)	14,670	$949
Sonova Holding AG (Switzerland)#	11,119	1,419
SSL International PLC (United Kingdom)	71,872	1,275
Teva Pharmaceutical Industries, ADR (Israel)	43,016	2,176
Transgene SA (France)*	48,205	832

		26,896

Industrials — 14.9%
ABB, ADR (Switzerland)	103,171	1,998
Andritz AG (Austria)	42,700	2,592
AP Moller - Maersk A/S (Denmark)	75	562
BBA Aviation PLC (United Kingdom)	260,704	707
Brambles (Australia)	51,845	271
Camillo Eitzen ASA (Norway)*	167,583	263
Capita Group PLC (United Kingdom)	160,855	1,730
China High Speed Transmission Equipment Group (Hong Kong)#	764,586	1,716
CSR (China)	518,961	439
Daikin Industries (Japan)	12,000	409
Demag Cranes AG (Germany)*	31,639	966
European Aeronautic Defence and Space (Nether-lands)*	27,200	597
Experian PLC (Ireland)	10,566	100
Fanuc (Japan)	19,835	2,135
G4S PLC (Copenhagen Exchange) (United Kingdom)	45,965	178
G4S PLC (London Exchange) (United Kingdom)	101,022	390
Iino Kaiun Kaisha (Japan)	422,000	2,186
Intertek Group PLC (United Kingdom)	48,241	1,242
Kone Oyj, Cl B (Finland)#	75,500	3,463
Konecranes Oyj (Finland)	86,782	2,638
Koninklijke Philips Electronics NV (Netherlands)	39,377	1,097
Michael Page International PLC (United Kingdom)	123,600	750
Mitsubishi (Japan)	67,845	1,454
Mitsubishi Heavy Industries (Japan)	70,000	252
Nidec (Japan)	14,547	1,281
Nippon Yusen KK (Japan)	740,000	2,850
Rational AG (Germany)	3,768	683
Safran SA (France)	16,571	407
Schneider Electric SA (France)	9,257	978
Seek (Australia)	102,217	662
Siemens AG (Germany)	17,790	1,613
SMC (Japan)*	2,500	308
Tognum AG (Germany)	129,200	2,375
Trevi Finanziaria SpA (Italy)	179,741	2,285
Ultra Electronics Holdings PLC (United Kingdom)	35,740	913
Vinci SA (France)	10,996	480
Weir Group PLC (United Kingdom)	51,728	955
YIT Oyj (Finland)	91,799	1,898
Zhuzhou CSR Times Electric (China)	504,195	1,317

		47,140

Information Technology — 9.9%
ARM Holdings PLC, ADR (United Kingdom)#	172,274	2,873
Autonomy PLC (United Kingdom)*	105,568	2,517
Axis Communications AB (Sweden)#	66,866	772
Canon, ADR (Japan)#	38,443	1,573
Cap Gemini SA (France)	14,623	616

	Number of Shares	Value (000)

Gree (Japan)	22,926	$1,688
Infosys Technologies, ADR (India)#	19,100	1,094
Kakaku.com (Japan)#	253	1,234
Nintendo (Japan)	800	222
Nokia Oyj (Finland)	23,184	198
Opera Software ASA (Norway)#	258,494	930
Research In Motion (Canada)*	12,718	545
Samsung Electronics (South Korea)	5,860	3,705
SAP AG (Germany)	10,482	456
SAP AG, ADR (Germany)#	45,700	1,990
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	186,947	1,759
Telefonaktiebolaget LM Ericsson (Sweden)	45,219	437
Temenos Group AG (Switzerland)*#	100,148	2,566
Tencent Holdings (China)	111,368	2,052
Wincor Nixdorf AG (Germany)	44,850	2,600
Wirecard AG (Germany)#	148,175	1,719

		31,546

Materials — 14.5%
Antofagasta PLC (United Kingdom)*	106,996	1,683
BASF (Germany)	50,600	2,661
BHP Billiton PLC (United Kingdom)	42,252	1,178
BHP Billiton, ADR (Australia)#	83,825	5,577
CRH PLC (Ireland)	122,768	1,884
Eldorado Gold (Canada)	38,833	760
Imerys SA (France)	26,535	1,312
Kinross Gold (Canada)#	8,945	151
Kuraray (Japan)	120,071	1,359
Linde AG (Germany)	9,254	1,041
Methanex (Canada)#	134,900	2,879
Metorex (South Africa)*	1,225,612	598
Midas Holdings (Singapore)#	1,482,071	949
Potash of Saskatchewan (Canada)#	11,299	1,664
Real Gold Mining (China)*#	953,934	1,437
Rio Tinto PLC (United Kingdom)	21,406	1,077
Showa Denko KK (Japan)	1,381,000	2,453
Smurfit Kappa Group PLC (Ireland)*	390,700	3,342
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	5,059	216
Solvay SA (Belgium)#	30,699	2,777
Sumitomo Metal Industries (Japan)	420,000	984
Symrise AG (Germany)	139,530	3,441
Syngenta AG (Switzerland)	3,193	735
Syngenta AG, ADR (Switzerland)	56,792	2,615
Taiyo Nippon Sanso (Japan)#	47,994	379
ThyssenKrupp AG (Germany)	11,732	320
Vale SA, ADR (Brazil)#	100,324	2,616

		46,088

Telecommunication Services — 2.6%
America Movil SAB de CV, ADR (Mexico)	4,465	208
China Mobile (Hong Kong)	18,098	185
France Telecom SA (France)#	14,280	290
KDDI (Japan)	419	2,021
Mobile Telesystems OJSC, ADR (Russia)	16,095	336
MTN Group (South Africa)	35,246	574
SK Telecom (South Korea)	20,200	2,731
Telefonica SA (Spain)	27,410	606
TPG Telecom (Australia)	365,405	570
Vodafone Group PLC (United Kingdom)	247,771	595

		8,116

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Utilities — 2.5%
Centrica PLC (United Kingdom)	299,277	$1,489
Hyflux (Singapore)	416,959	925
Iberdrola SA (Spain)	49,673	349
Kansai Electric Power (Japan)	103,000	2,639
National Grid PLC (United Kingdom)	122,507	1,031
Red Electrica SA (Spain)	31,620	1,298
Veolia Environnement (France)	16,005	372

		8,103

Total Foreign Common Stocks (Cost $317,878)		303,462

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund#	11,931	596

Total Exchange Traded Fund (Cost $594)		596

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Class I†	11,234,741	11,235

Total Affiliated Money Market Fund (Cost $11,235)		11,235

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $329,707)		315,293
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.8%
Affiliated Money Market Fund — 12.8%
Institutional Money Market Trust†	40,538,280	40,538

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $40,538)		40,538
TOTAL INVESTMENTS — 112.2% (Cost $370,245)**		355,831
Other Assets & Liabilities – (12.2)%		(38,677)
TOTAL NET ASSETS — 100.0%		$317,154

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $373,040.

Gross unrealized appreciation (000)	$42,801
Gross unrealized depreciation (000)	(60,010)

Net unrealized depreciation (000)	$(17,209)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 38,596 (000).
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is $341 (000) and represents 0.3% of net assets as of August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

DAX Index Future	22	$4,180	09/17/10	$(183)

Nikkei 225®	27	2,892	09/10/10	(332)

		$7,072		$(515)

Cash in the amount of $438,620 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$11,235	$ –	$ –	$ 11,235

Exchange Traded Fund	596	–	–	596

Foreign Common Stocks	55,046	248,075	341	303,462

Short Term Investments Purchased With Collateral From Securities Loaned	–	40,538	–	40,538

Total Assets – Investments in Securities	$66,877	$288,613	$341	$355,831

Other Financial Instruments

Futures Contracts	$ (515)	$ –	$ –	$ (515)

Total Assets - Other Financial Instruments	$ (515)	$ –	$ –	$ (515)

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock

Balance, 05/31/10	$370

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	(29)

Purchases	–

Sales	–

Transfers in and/or out of Level 3	–

Balance, 08/31/10	$341

See Notes to Schedules of Investments.

At August 31, 2010, country diversification of the Fund was as follows:

	% of Net	Value
Country Diversification	Assets	(000)

Foreign Common Stocks

United Kingdom	18.7%	$ 59,407

Japan	13.5	42,822

Germany	9.4	29,777

Switzerland	7.9	25,023

France	5.5	17,539

Sweden	4.8	15,285

China	3.2	10,306

Finland	2.9	9,347

Australia	2.7	8,679

Ireland	2.7	8,606

Canada	2.2	7,113

South Korea	2.1	6,797

Hong Kong	2.0	6,315

Belgium	1.9	6,157

Italy	1.7	5,446

India	1.6	5,105

Netherlands	1.4	4,370

Norway	1.3	4,160

South Africa	1.3	3,985

Brazil	1.2	3,723

Singapore	1.1	3,597

Spain	1.1	3,536

Thailand	1.1	3,355

Denmark	0.9	2,853

Austria	0.8	2,592

Israel	0.7	2,175

Taiwan	0.6	1,759

Portugal	0.4	1,334

Mexico	0.3	912

Luxembourg	0.3	835

Russia	0.1	336

Chile	0.1	216

Total Foreign Common Stocks	95.7	303,462

Exchange Traded Fund	0.2	596

Affiliated Money Market Fund	3.5	11,235

Total Investments Before Collateral for Loaned Securities	99.4	315,293

Short Term Investments Held as Collateral for Loaned Securities	12.8	40,538

Total Investments	112.2	355,831

Other Assets and Liabilities	(12.2)	(38,677)

Net Assets	100.0%	$317,154

See Notes to Schedules of Investments.

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 10.1%
Amazon.com*	1,378	$172
Coach#	5,884	211
Dollar Tree*	4,532	205
Ford Motor*#	18,822	213
Limited Brands#	8,960	211
Mattel	10,440	219
Starbucks	6,900	159
Viacom, Cl B	5,944	187

		1,577

Consumer Staples — 12.2%
Coca-Cola	3,460	194
General Mills	7,928	287
Hershey#	5,760	268
J.M. Smucker	3,488	204
PepsiCo	5,008	321
Procter & Gamble	6,134	366
Wal-Mart Stores	5,094	255

		1,895

Energy — 10.5%
Apache#	3,468	312
Chevron	5,060	375
Core Laboratories NV (Netherlands)#	2,130	168
ExxonMobil	7,097	420
Hess	2,550	128
National Oilwell Varco	6,180	232

		1,635

Financials — 14.5%
American Express	3,903	156
Ameriprise Financial	4,225	184
Bank of America	13,995	174
Capital One Financial	6,088	231
Chubb	3,431	189
Citigroup*	61,570	229
Equity Residential REIT	3,450	158
JPMorgan Chase	11,010	400
MetLife	3,440	129
T. Rowe Price Group#	3,430	150
Wells Fargo	10,802	255

		2,255

Healthcare — 11.9%
Allergan	3,790	233
AmerisourceBergen#	8,214	224
Amgen*	2,155	110
Covidien PLC (Ireland)	5,018	177
Johnson & Johnson	3,459	197
Merck	4,261	150
Pfizer	22,831	364
Shire PLC, ADR (United Kingdom)	2,741	178
UnitedHealth Group	7,040	223

		1,856

Industrials — 11.1%
3M	3,053	240
Cooper Industries PLC, Cl A#	4,196	177
Cummins	2,059	153
Dover	3,450	154
Emerson Electric	3,432	160

	Number of Shares	Value (000)

General Electric	14,734	$213
Parker Hannifin	2,751	163
Union Pacific	3,085	225
United Technologies	3,600	235

		1,720

Information Technology — 19.4%
Apple*	2,494	607
Broadcom, Cl A#	5,784	173
Cisco Systems*	11,379	228
Dolby Laboratories, Cl A*	3,419	190
EMC*	12,513	228
Google, Cl A*	689	310
Hewlett-Packard	4,140	159
Intel	9,243	164
International Business Machines	2,476	305
Microsoft	15,990	375
Oracle	12,823	281

		3,020

Materials — 3.3%
Celanese, Series A	6,735	180
E.I. DuPont de Nemours	3,960	161
PPG Industries	2,564	169

		510

Telecommunication Services — 2.7%
AT&T	8,486	229
CenturyTel#	5,200	188

		417

Utilities — 3.1%
American Electric Power	5,878	208
Wisconsin Energy	4,980	278

		486

Total Common Stocks (Cost $15,247)		15,371

EXCHANGE TRADED FUND — 1.0%
SPDR S&P 500 ETF Trust#	1,421	150

Total Exchange Traded Fund (Cost $160)		150

AFFILIATED MONEY MARKET FUND — 0.4%
PNC Advantage Institutional Money Market Fund, Class I†	68,037	68

Total Affiliated Money Market Fund (Cost $68)		68

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $15,475)		15,589

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.4%
Money Market Funds — 8.8%
AIM STIT Liquid Assets Portfolio	247,809	$248
Dreyfus Institutional Cash Advantage Fund	282,834	283
Federated Institutional Prime Money Market Port-folio	265,510	265
Fidelity Institutional Prime Money Market Fund	283,211	283
Merrill Lynch Select Institutional Fund	282,646	283

		1,362

	Par (000)
Repurchase Agreements — 3.6%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $88,504, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $90,274)	$88	88
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $236,011, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $240,732)	236	236
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $240,856, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $245,684)	241	241

		565

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $1,927)		1,927

TOTAL INVESTMENTS — 112.6% (Cost $17,402)**		17,516
Other Assets & Liabilities – (12.6)%		(1,965)

TOTAL NET ASSETS — 100.0%		$15,551

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $17,544.

Gross unrealized appreciation (000)	$862
Gross unrealized depreciation (000)	(890)

Net unrealized depreciation (000)	$(28)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 1,927 (000).

Please	see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 68	$ –	$–	$ 68

Common Stocks	15,371	–	–	15,371

Exchange Traded Fund	150	–	–	150

Short Term Investments Purchased
With Collateral From Securities Loaned	1,362	565	–	1,927

Total Assets – Investments in Securities	$16,951	$565	$–	$17,516

See Notes to Schedules of Investments.

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 14.4%
Amazon.com*#	8,299	$1,036
Chipotle Mexican Grill*#	8,130	1,226
Coach#	36,650	1,314
Ford Motor*#	129,540	1,462
McDonald’s	27,002	1,973
O’Reilly Automotive*#	28,090	1,328
Starbucks	39,010	897
Starwood Hotels & Resorts Worldwide#	21,860	1,022
Tiffany#	30,141	1,194
Viacom, Cl B	44,030	1,383
Wynn Resorts#	13,300	1,072

		13,907

Consumer Staples — 10.7%
Coca-Cola#	38,616	2,159
Energizer Holdings*	15,820	997
Hershey#	36,800	1,710
PepsiCo	24,704	1,586
Philip Morris International	33,742	1,736
Wal-Mart Stores	43,588	2,186

		10,374

Energy — 9.2%
Core Laboratories NV (Netherlands)#	27,578	2,177
Enterprise Products Partners LP#	26,700	987
ExxonMobil	70,266	4,157
FMC Technologies*#	25,000	1,546

		8,867

Financials — 3.2%
American Express	25,380	1,012
Ameriprise Financial	24,140	1,052
Public Storage REIT#	10,290	1,009

		3,073

Healthcare — 10.9%
Abbott Laboratories	28,533	1,408
Allergan	16,778	1,030
AmerisourceBergen#	57,351	1,565
Amgen*	15,493	791
Celgene*#	18,359	946
Medtronic	28,332	892
Merck	26,513	932
St. Jude Medical*	42,680	1,475
UnitedHealth Group	46,320	1,469

		10,508

Industrials — 13.6%
3M#	29,948	2,352
Caterpillar#	24,610	1,604
CSX	27,500	1,372
Cummins	16,287	1,212
Eaton	15,350	1,067
Emerson Electric	31,347	1,462
Parker Hannifin#	22,601	1,337
United Parcel Service, Cl B#	15,250	973
United Technologies#	26,513	1,729

		13,108

	Number of Shares	Value (000)

Information Technology — 30.7%
Akamai Technologies*	24,730	$1,139
Apple*	20,838	5,071
Broadcom, Cl A#	33,146	993
Cisco Systems*	133,669	2,680
Corning#	87,533	1,373
Cree*#	15,055	806
Dolby Laboratories, Cl A*	17,925	993
EMC*#	59,699	1,089
Google, Cl A*	2,740	1,233
Hewlett-Packard#	18,071	695
Intel	101,890	1,806
International Business Machines#	31,251	3,851
Marvell Technology Group (Bermuda)*	53,169	848
Microsoft	151,980	3,569
NetApp*#	25,900	1,047
Oracle	65,116	1,425
Visa, Cl A#	14,015	967

		29,585

Materials — 4.8%
Ball	25,730	1,443
Celanese, Series A	35,361	944
Cliffs Natural Resources#	19,274	1,179
Eastman Chemical	17,140	1,055

		4,621

Total Common Stocks (Cost $92,028)		94,043

AFFILIATED MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Class I†	1,663,320	1,663

Total Affiliated Money Market Fund (Cost $1,663)		1,663

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2% (Cost $93,691)		95,706

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 31.9%
Money Market Funds — 22.1%
AIM STIT Liquid Assets Portfolio	3,873,294	3,873
Dreyfus Institutional Cash Advantage Fund	4,420,729	4,421
Federated Institutional Prime Money Market Port-folio	4,149,958	4,150
Fidelity Institutional Prime Money Market Fund	4,426,622	4,426
Merrill Lynch Select Institutional Fund	4,417,801	4,418

		21,288

See Notes to Schedules of Investments.

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 9.8%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,383,329, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $1,410,992)	$1,557	$1,557
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $3,688,876, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $3,762,668)	3,689	3,689
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $3,764,612, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $3,840,070)	4,264	4,264

		9,510
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $30,798)		30,798

TOTAL INVESTMENTS — 131.1% (Cost $124,489)**		126,504

Other Assets & Liabilities – (31.1)%		(30,000)
TOTAL NET ASSETS — 100.0%		$96,504

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $124,594.

Gross unrealized appreciation (000)	$6,535
Gross unrealized depreciation (000)	(4,625)

Net unrealized appreciation (000)	$1,910

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 30,125 (000).

    Please see Investment Abbreviations and Definitions on Page 113.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500®
Composite Index	6	$1,609	09/16/10	$(36)

Cash in the amount of $135,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)
Affiliated Money Market Fund	$ 1,663	$ –	$–	$ 1,663

Common Stocks	94,043	–	–	94,043

Short Term Investments Purchased
With Collateral From Securities Loaned	21,288	9,510	–	30,798

Total Assets – Investments in Securities	$116,994	$9,510	$–	$126,504

Other Financial Instruments
Futures Contracts	$ (36)	$ –	$–	$ (36)

Total Assets - Other Financial Instruments	$ (36)	$ –	$–	$ (36)

See Notes to Schedules of Investments.

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.8%
Consumer Discretionary — 8.3%
Goodyear Tire & Rubber*	409,370	$3,783
JC Penney#	192,241	3,845
Target	29,345	1,501
Time Warner	152,736	4,579
Time Warner Cable	80,726	4,166

		17,874

Consumer Staples — 9.6%
Energizer Holdings*	37,449	2,361
General Mills	97,835	3,538
Kimberly-Clark#	49,265	3,173
Lorillard	37,471	2,848
Procter & Gamble#	72,920	4,351
Wal-Mart Stores	88,225	4,423

		20,694

Energy — 12.5%
Apache#	37,804	3,397
Chevron	117,252	8,695
ConocoPhillips	98,501	5,164
Ensco International PLC, ADR (United
Kingdom)	60,180	2,475
Nabors Industries (Bermuda)*	207,245	3,250
National Oilwell Varco	104,172	3,916

		26,897

Financials — 22.3%
Allstate	75,630	2,087
Bank of America	603,359	7,512
BB&T#	122,895	2,719
Blackstone Group LP	135,250	1,365
Chubb	46,374	2,556
Discover Financial Services	170,775	2,478
Goldman Sachs Group	33,793	4,628
Invesco#	69,410	1,256
JPMorgan Chase	239,146	8,695
Lincoln National	94,819	2,215
Morgan Stanley	106,219	2,623
Travelers#	72,608	3,556
Wells Fargo	261,284	6,153

		47,843

Healthcare — 12.0%
Baxter International	81,331	3,462
Johnson & Johnson	39,390	2,246
Merck	198,385	6,975
Pfizer	627,569	9,997
UnitedHealth Group	94,150	2,986

		25,666

Industrials — 11.1%
Avery Dennison	110,045	3,579
Babcock & Wilcox*	136,491	3,057
Caterpillar#	41,025	2,673
General Electric	561,181	8,126
Illinois Tool Works	77,455	3,196
McDermott International (Panama)*#	256,563	3,289

		23,920

	Number of Shares	Value (000)

Information Technology — 8.7%
Cisco Systems*	49,475	$992
Dell*	91,210	1,074
International Business Machines#	22,715	2,799
Mastercard, Cl A#	16,380	3,249
Microsoft	230,123	5,403
Symantec*	184,980	2,521
Visa, Cl A#	39,135	2,700

		18,738

Materials — 0.5%
PPG Industries	14,595	961

Telecommunication Services — 5.2%
AT&T	264,980	7,162
Verizon Communications#	135,497	3,999

		11,161

Utilities — 6.6%
Calpine*	209,430	2,664
Exelon#	119,064	4,848
NextEra Energy#	80,685	4,335
NRG Energy*#	110,454	2,245

		14,092

Total Common Stocks (Cost $238,082)		207,846

AFFILIATED MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Class I†	6,623,434	6,623

Total Affiliated Money Market Fund (Cost $6,623)		6,623

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $244,705)		214,469

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 15.8%
Money Market Funds — 11.2%
AIM STIT Liquid Assets Portfolio	4,358,951	4,359
Dreyfus Institutional Cash Advantage Fund	4,975,027	4,975
Federated Institutional Prime Money Market Port-folio	4,670,305	4,670
Fidelity Institutional Prime Money Market Fund	4,981,659	4,982
Merrill Lynch Select Institutional Fund	4,971,732	4,972

		23,958

See Notes to Schedules of Investments.

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 4.6%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,556,779, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $1,587,911)	$1,557	$1,557
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $4,151,410, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $4,234,454)	4,151	4,151
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $4,236,642, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $4,321,562)	4,237	4,237

		9,945

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $33,903)		33,903

TOTAL INVESTMENTS — 115.7% (Cost $278,608)**		248,372

Other Assets & Liabilities – (15.7)%		(33,762)

TOTAL NET ASSETS — 100.0%		$214,610

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $279,684.

Gross unrealized appreciation (000)	$6,779
Gross unrealized depreciation (000)	(38,091)

Net unrealized depreciation (000)	$(31,312)

†	See Note 2 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 33,442 (000).

    Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 6,624	$ –	$–	$ 6,624

Common Stocks	207,846	–	–	207,846

Short Term Investments Purchased With Collateral From Securities Loaned	23,957	9,945	–	33,902

Total Assets – Investments in Securities	$238,427	$9,945	$–	$248,372

See Notes to Schedules of Investments.

PNC Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 6.6%
Abercrombie & Fitch, Cl A#	121,845	$4,216
Apollo Group, Cl A*	38,355	1,629
Expedia#	21,854	499
Jos. A. Bank Clothiers*#	23,122	845

		7,189

Consumer Staples — 14.2%
Campbell Soup#	50,030	1,864
Hormel Foods#	40,065	1,729
J.M. Smucker	26,442	1,546
Kroger#	162,750	3,211
Molson Coors Brewing, Cl B	76,874	3,349
Safeway#	198,136	3,725

		15,424

Energy — 15.2%
Arch Coal#	169,257	3,810
Baker Hughes#	23,361	878
Frontier Oil*#	192,110	2,250
Noble (Switzerland)	157,207	4,892
Penn Virginia#	144,570	2,015
Rowan*#	53,080	1,365
Sunoco#	36,516	1,230

		16,440

Financials — 29.6%
Assurant#	114,498	4,186
Chubb	42,710	2,354
Cincinnati Financial#	77,807	2,076
Everest Re Group (Bermuda)	55,037	4,356
Investment Technology Group*#	300,720	3,997
Loews	47,872	1,682
Northern Trust#	79,090	3,649
PartnerRe (Bermuda)	44,770	3,333
People’s United Financial	64,189	816
Reinsurance Group of America	68,794	3,009
Transatlantic Holdings#	54,450	2,596

		32,054

Healthcare — 5.0%
Coventry Health Care*	48,013	929
Genzyme*	22,629	1,587
St. Jude Medical*	85,490	2,955

		5,471

Industrials — 5.0%
Esterline Technologies*	13,706	631
Southwest Airlines#	112,417	1,242
Spirit Aerosystems Holdings, Cl A*#	183,030	3,540

		5,413

Information Technology — 12.1%
Ingram Micro, Cl A*	180,309	2,716
Maxim Integrated Products#	84,650	1,343
Symantec*	197,349	2,690
Verigy (Singapore)*	281,210	2,352
Western Union#	255,421	4,005

		13,106

	Number of Shares	Value (000)

Utilities — 10.5%
Edison International	144,990	$4,893
Mirant*#	150,100	1,456
PG&E	69,351	3,243
Xcel Energy	80,820	1,803

		11,395
Total Common Stocks (Cost $119,880)		106,492
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.2% (Cost $119,880)		106,492

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 31.4%
Money Market Funds — 22.2%
AIM STIT Liquid Assets Portfolio	4,387,093	4,387
Dreyfus Institutional Cash Advantage Fund	5,007,146	5,007
Federated Institutional Prime Money Market Port-folio	4,700,457	4,700
Fidelity Institutional Prime Money Market Fund	5,013,820	5,014
Merrill Lynch Select Institutional Fund	5,003,829	5,004

		24,112

	Par (000)
Repurchase Agreements — 9.2%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,566,830, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $1,598,162)	$1,567	1,567
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $4,178,211, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $4,261,792)	4,178	4,178
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $4,263,994, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $4,349,462)	4,264	4,264

		10,009
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $34,121)		34,121
TOTAL INVESTMENTS — 129.6% (Cost $154,001)**		140,613
Other Assets & Liabilities – (29.6)%		(32,125)
TOTAL NET ASSETS — 100.0%		$108,488

* Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $157,298.

Gross unrealized appreciation (000)	$2,852
Gross unrealized depreciation (000)	(19,537)

Net unrealized depreciation (000)	$(16,685)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 34,121 (000).
Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Common Stocks	$ 106,492	$ –	$–	$106,492

Short Term Investments Purchased With Collateral From Securities Loaned	24,112	10,009	–	34,121

Total Assets – Investments in Securities	$130,604	$10,009	$–	$140,613

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 13.4%
Capella Education*#	3,339	$209
Cheesecake Factory (The)*#	11,014	247
Children’s Place Retail Stores (The)*#	2,999	131
Core-Mark Holding*	4,442	115
Cracker Barrel Old Country Store	3,136	140
Dress Barn*	10,712	223
DSW, Cl A*#	10,276	244
Helen of Troy (Bermuda)*	4,065	90
Isle of Capri Casinos*#	11,247	80
National CineMedia#	10,255	163
National Presto Industries#	697	70
Retail Ventures*	13,032	110
Steiner Leisure (Bahamas)*	5,435	193
Wendy’s/Arby’s Group, Cl A	41,867	163
Wolverine World Wide	5,698	144

		2,322

Consumer Staples — 3.1%
Boston Beer, Cl A*	1,667	110
Diamond Foods#	3,193	135
Nash Finch#	3,563	140
Prestige Brands Holdings*	20,734	153

		538

Energy — 7.9%
Alliance Resource Partners LP#	2,705	146
CARBO Ceramics#	1,663	126
Complete Production Services*	6,996	123
Exterran Holdings*#	6,496	144
Genesis Energy LP#	9,650	204
Green Plains Renewable Energy*	20,512	191
Lufkin Industries#	2,612	101
MarkWest Energy Partners LP	7,218	241
T-3 Energy Services*	3,954	87

		1,363

Financials — 18.2%
AMERISAFE*	5,073	89
Ashford Hospitality Trust REIT*#	17,545	141
Banco Macro SA, ADR (Argentina)#	5,712	216
Cash America International	4,838	148
Dime Community Bancshares	12,217	153
eHealth*	17,908	181
Fulton Financial	13,671	113
Getty Realty REIT	4,793	119
Great Southern Bancorp#	7,825	157
Grupo Financiero Galicia SA, ADR (Argentina)*#	32,744	265
Home Properties REIT#	2,153	109
LTC Properties REIT	3,881	96
Maiden Holdings (Bermuda)#	10,975	80
Meadowbrook Insurance Group	30,798	264
PHH*#	8,462	157
Prosperity Bancshares	7,287	207
Signature Bank*	2,232	82
UMB Financial	3,432	109
Urstadt Biddle Properties, Cl A REIT	7,442	137
Westamerica Bancorp#	4,870	247
Wintrust Financial	2,620	75

		3,145

	Number of Shares	Value (000)

Healthcare — 14.2%
American Medical Systems Holdings*#	5,243	$96
AmSurg*	4,962	83
Angiodynamics*#	5,673	87
Atrion#	650	90
Catalyst Health Solutions*	5,569	223
Harvard Bioscience*	49,092	169
Healthsouth*#	4,048	66
Healthspring*	6,814	141
HMS Holdings*#	2,657	139
Invacare#	8,634	198
Kindred Healthcare*#	12,001	141
Medicis Pharmaceutical, Cl A	10,587	291
Nabi Biopharmaceuticals*	25,135	122
Neogen*#	4,695	137
Par Pharmaceutical*	10,369	273
Sirona Dental Systems*#	2,793	88
Universal American*#	8,444	117

		2,461

Industrials — 12.9%
Alamo Group	7,651	149
Alaska Air Group*	3,300	146
Applied Industrial Technologies	7,598	204
Applied Signal Technology	4,505	89
Atlas Air Worldwide Holdings*	3,343	145
China Yuchai International (Singapore)	5,062	82
CLARCOR#	2,414	81
Copa Holdings SA, Cl A (Panama)	1,427	70
EnerSys*	3,554	78
Gardner Denver	3,006	144
Hawaiian Holdings*#	12,318	60
Interline Brands*	8,181	132
Lennox International	2,118	90
M&F Worldwide*	6,738	156
MasTec*#	9,729	94
Quanex Building Products	13,593	215
United Stationers*#	1,633	73
VSE	2,583	73
Watts Water Technologies, Cl A	5,339	160

		2,241

Information Technology — 19.1%
3PAR*	8,974	288
Acme Packet*	8,874	298
ADTRAN	6,715	211
Cirrus Logic*#	15,572	236
Concur Technologies*#	2,850	133
ePlus*	4,064	73
Lawson Software*#	31,942	243
MAXIMUS	3,136	168
MIPS Technologies*	24,628	162
Patni Computer Systems, ADR (India)#	6,619	126
Plantronics#	4,413	121
Quest Software*	4,753	102
Rackspace Hosting*#	6,950	137
Riverbed Technology*	2,830	109
Sanmina-SCI*	8,742	79
Skyworks Solutions*	6,500	116
TeleTech Holdings*#	5,855	74
TIBCO Software*	16,352	237
Tyler Technologies*#	7,904	137
Viasat*#	2,454	86

See Notes to Schedules of Investments.

PNC Multi - Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Xyratex (Bermuda)*	14,054	$169

		3,305

Materials — 5.2%
Balchem#	3,631	89
Boise*#	16,901	116
Clearwater Paper*	1,938	132
Neenah Paper	6,164	91
Omnova Solutions*	18,213	111
Silgan Holdings#	8,474	253
Stepan	2,100	116

		908

Utilities — 3.7%
Avista#	7,540	157
Nicor#	6,114	259
NorthWestern	5,388	152
South Jersey Industries	1,498	70

		638

Total Common Stocks (Cost $15,173)		16,921

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000® Index Fund (Cost $172)	2,749	166
AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Class I†	350,418	350
Total Affiliated Money Market Fund (Cost $350)		350

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.7% (Cost $15,695)		17,437
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 35.8%
Money Market Funds — 25.3%
AIM STIT Liquid Assets Portfolio	797,289	797
Dreyfus Institutional Cash Advantage Fund	909,974	910
Federated Institutional Prime Money Market Port-folio	854,238	854
Fidelity Institutional Prime Money Market Fund	911,187	911
Merrill Lynch Select Institutional Fund	909,371	910

		4,382

	Par (000)	Value (000)
Repurchase Agreements — 10.5%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $284,748, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $290,442)	$285	$ 285
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $759,328, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $774,517)	759	759
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $774,917, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $790,450)	775	775

		1,819

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $6,201)		6,201

TOTAL INVESTMENTS — 136.5% (Cost $21,896)**		23,638
Other Assets & Liabilities – (36.5)%		(6,320)
TOTAL NET ASSETS — 100.0%		$17,318

* Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $21,990.

Gross unrealized appreciation (000)	$2,678
Gross unrealized depreciation (000)	(1,030)

Net unrealized appreciation (000)	$1,648

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 6,201 (000).

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 350	$ –	$–	$ 350

Common Stocks	16,921	–	–	16,921

Exchange Traded Funds	166	–	–	166

Short Term Investments Purchased With Collateral From Securities Loaned	4,382	1,819	–	6,201

Total Assets – Investments in Securities	$21,819	$1,819	$–	$23,638

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 17.0%
Aaron’s#	15,402	$251
Buffalo Wild Wings*#	8,453	353
California Pizza Kitchen*	17,113	263
Carter’s*#	8,675	194
Cheesecake Factory (The)*#	9,197	206
Citi Trends*	5,466	123
Deckers Outdoor*	7,097	308
DSW, Cl A*#	14,261	339
Fossil*	4,009	190
Jo-Ann Stores*	4,009	163
Monro Muffler Brake#	9,692	406
PF Chang’s China Bistro#	3,076	132
Polaris Industries	4,183	223
Retail Ventures*	33,640	284
Sally Beauty Holdings*#	29,517	255
Tractor Supply#	1,588	108
Wolverine World Wide	4,890	124
World Wrestling Entertainment, Cl A#	13,984	196

		4,118

Consumer Staples — 2.8%
Boston Beer, Cl A*	1,888	124
Cresud S.A.C.I.F. y A., ADR (Argentina)	8,995	124
Nu Skin Enterprises, Cl A	9,627	246
United Natural Foods*	5,010	174

		668

Energy — 4.3%
Clayton Williams Energy*	4,546	208
Complete Production Services*	8,378	147
Core Laboratories NV (Netherlands)#	3,520	278
Duncan Energy Partners LP#	14,340	398

		1,031

Financials — 4.2%
Allied World Assurance Holdings (Bermuda)	6,669	336
Credit Acceptance*#	5,471	310
First Cash Financial Services*	15,583	372

		1,018

Healthcare — 21.1%
Allscripts Healthcare Solutions*#	13,964	233
American Medical Systems Holdings*#	12,713	232
AMERIGROUP*	3,991	147
Assisted Living Concepts, Cl A*	3,976	108
Atrion#	2,051	286
Cardiome Pharma (Canada)*#	32,211	194
Catalyst Health Solutions*#	7,569	304
Cubist Pharmaceuticals*#	10,903	240
Haemonetics*#	5,867	306
Harvard Bioscience*	110,144	380
ICON PLC, ADR (Ireland)*	7,692	169
Impax Laboratories*	7,552	118
Integra LifeSciences Holdings*	3,342	116
Landauer#	4,303	242
Lincare Holdings	10,389	239
Medicis Pharmaceutical, Cl A	12,409	341
Nabi Biopharmaceuticals*	23,350	113
Owens & Minor#	4,555	121
Par Pharmaceutical*	6,298	166
QLT (Canada)*#	48,654	280

	Number of Shares	Value (000)

STERIS#	6,728	$194
US Physical Therapy*#	18,057	290
Young Innovations#	10,903	286

		5,105

Industrials — 16.3%
China Yuchai International (Singapore)	15,744	256
Consolidated Graphics*	4,107	163
Copa Holdings SA, Cl A (Panama)	1,914	93
Corporate Executive Board (The)	3,438	96
EMCOR Group*	15,744	358
EnerSys*	14,854	328
Fly Leasing, ADR (Ireland)	17,870	198
Gardner Denver	6,139	293
GenCorp*#	25,419	111
Herman Miller#	13,866	228
Insituform Technologies, Cl A*	5,876	120
LMI Aerospace*	15,757	238
Polypore International*	7,793	211
Seaboard	196	316
Teledyne Technologies*	5,867	212
Toro#	3,049	152
Unifirst	8,225	323
Wabtec#	5,867	250

		3,946

Information Technology — 26.3%
Applied Micro Circuits*	30,459	328
Ariba*#	18,294	283
Benchmark Electronics*	6,464	91
Blackbaud#	7,733	161
Coherent*#	6,098	227
CPI International*	16,336	230
CSG Systems International*#	13,022	238
Diamond Management & Technology Consultants	24,702	308
Entropic Communications*#	31,043	236
Insight Enterprises*	17,664	232
Jack Henry & Associates#	12,566	296
Loral Space & Communications*	2,925	157
MercadoLibre (Argentina)*#	4,205	277
Micrel#	38,636	342
MIPS Technologies*	63,746	420
NCR*	16,959	218
Opnet Technologies	8,373	132
Patni Computer Systems, ADR (India)	10,855	207
Perficient*#	27,743	241
Progress Software*#	13,090	350
Richardson Electronics	11,259	99
Skyworks Solutions*#	17,798	318
Symmetricom*	31,685	161
TIBCO Software*#	29,288	424
Tyler Technologies*#	12,882	223
VeriFone Systems*#	6,932	168

		6,367

Materials — 4.5%
Clearwater Paper*	4,596	313
Cytec Industries	6,030	286
Neenah Paper#	14,357	211
Spartech*	21,819	195

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Stepan	1,482	$82

		1,087

Telecommunication Services — 0.5%
USA Mobility#	8,194	118

Utilities — 1.5%
Cia Paranaense de Energia, ADR (Brazil)#	16,918	376

Total Common Stocks (Cost $22,363)		23,834

AFFILIATED MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Class I†	339,945	340

Total Affiliated Money Market Fund (Cost $340)		340

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $22,703)		24,174

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 38.9%
Money Market Funds — 27.5%
AIM STIT Liquid Assets Portfolio	1,208,941	1,209
Dreyfus Institutional Cash Advantage Fund	1,379,808	1,380
Federated Institutional Prime Money Market Port-folio	1,295,294	1,295
Fidelity Institutional Prime Money Market Fund	1,381,647	1,382
Merrill Lynch Select Institutional Fund	1,378,894	1,379

		6,645

	Par (000)
Repurchase Agreements — 11.4%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $431,768, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $440,402)	$432	432
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $1,151,380, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $1,174,412)	1,151	1,151
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $1,175,019, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $1,198,571)	1,175	1,175

		2,758

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $9,403)		9,403

Value (000)

TOTAL INVESTMENTS — 138.8%
(Cost $32,106)**	$33,577

Other Assets & Liabilities – (38.8)%	(9,393)

TOTAL NET ASSETS — 100.0%	$24,184

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $32,146.

Gross unrealized appreciation (000)	$2,790
Gross unrealized depreciation (000)	(1,359)

Net unrealized appreciation (000)	$1,431

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 9,403 (000).

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 340	$ –	$–	$ 340

Common Stocks	23,834	–	–	23,834

Short Term Investments Purchased With Collateral From Securities Loaned	6,645	2,758	–	9,403

Total Assets – Investments in Securities	$30,819	$2,758	$–	$33,577

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.9%
Consumer Discretionary — 9.4%
Audiovox, Cl A*#	44,230	$280
Clear Channel Outdoor Holdings*	16,962	171
Columbia Sportswear#	8,137	379
Core-Mark Holding*#	8,185	212
Dick’s Sporting Goods*#	13,701	335
Dress Barn*	6,923	144
Genesco*	7,604	192
Group 1 Automotive*#	9,834	248
Learning Tree International*#	12,358	109
Mediacom Communications*	21,526	125
Signet Jewelers (Bermuda)*#	6,605	175
Skechers USA, Class A*#	9,871	251
Wendy’s/Arby’s Group, Cl A	106,750	415
West Marine*	24,909	210

		3,246

Consumer Staples — 4.5%
BJ’s Wholesale Club*#	6,840	287
Del Monte Foods	19,802	258
Ruddick#	12,827	415
TreeHouse Foods*#	4,872	202
United Natural Foods*	10,989	382

		1,544

Energy — 8.7%
BP Prudhoe Bay Royalty Trust#	2,736	255
BreitBurn Energy Partners LP#	13,773	235
Cheniere Energy Partners LP#	18,924	324
Core Laboratories NV#	5,072	400
Dril-Quip*#	4,044	214
Eagle Rock Energy Partners LP#	25,486	153
Hugoton Royalty Trust#	20,600	374
Oil States International*	8,076	333
Permian Basin Royalty Trust#	40,336	736

		3,024

Financials — 38.2%
Allied World Assurance Holdings (Bermuda)	13,439	677
American Equity Investment Life Holding	69,282	657
American Safety Insurance Holdings*	19,529	305
Ameris Bancorp#	28,302	222
Ares Capital	15,432	230
Arlington Asset Investment REIT	10,512	209
Ashford Hospitality Trust REIT*#	19,952	160
Aspen Insurance Holdings (Bermuda)	23,460	666
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	38,438	488
Banco Macro SA, ADR (Argentina)#	18,347	693
BanColombia SA, ADR (Columbia)#	11,762	755
BRE Properties REIT	6,039	247
Capstead Mortgage REIT#	19,089	222
Cash America International#	8,878	272
City Holding#	16,100	460
CNO Financial Group*	28,247	134
Community Bank System#	14,529	328
Evercore Partners	11,102	272
Extra Space Storage REIT	41,179	630
FBL Financial Group, Cl A#	9,542	219
Grupo Financiero Galicia SA, ADR (Argentina)*#	43,876	354
Hatteras Financial REIT#	6,815	197
Horace Mann Educators#	24,305	399

	Number of Shares	Value (000)

International Bancshares#	16,419	$256
KBW#	9,472	208
LTC Properties REIT	16,556	409
Montpelier Re Holdings (Bermuda)	6,048	96
National Health Investors REIT#	9,854	413
National Retail Properties REIT#	10,251	250
NBT Bancorp	10,621	217
PHH*	7,597	141
Portfolio Recovery Associates*#	2,322	148
Prosperity Bancshares	8,741	249
PS Business Parks REIT	5,057	285
Senior Housing Properties Trust REIT#	21,073	495
Signature Bank*	8,877	324
TCF Financial#	9,590	137
UDR REIT	16,682	343
UMB Financial	8,692	277
World Acceptance*#	4,409	180

		13,224

Healthcare — 6.0%
Emergency Medical Services, Cl A*	5,690	273
Healthspring*#	18,882	392
Invacare#	11,683	268
Mednax*	4,594	213
Metropolitan Health Networks*	56,462	197
Nabi Biopharmaceuticals*	28,114	136
Owens & Minor#	13,279	354
Perrigo#	4,430	253

		2,086

Industrials — 13.5%
Alamo Group#	18,708	365
Armstrong World Industries*#	4,987	196
Atlas Air Worldwide Holdings*	3,163	137
China Yuchai International (Singapore)	9,387	153
Consolidated Graphics*	9,423	374
Ducommun	15,255	293
EMCOR Group*	11,771	268
EnPro Industries*#	14,899	407
Fly Leasing, ADR (Ireland)	14,044	156
FTI Consulting*	4,276	140
Kennametal#	9,146	230
Lennox International	14,480	614
Regal-Beloit	9,071	502
Standex International	7,289	171
United Stationers*	6,246	280
Watts Water Technologies, Cl A#	13,180	396

		4,682

Information Technology — 10.0%
Anixter International*#	4,950	227
AVX	21,058	262
Black Box#	7,864	222
Brightpoint*	26,493	158
Imation*#	31,493	270
Insight Enterprises*#	29,330	385
Lattice Semiconductor*	112,491	467
MercadoLibre (Argentina)*#	3,860	255
MIPS Technologies*	113,233	746
QLogic*#	12,220	182
Satyam Computer Services, ADR (India)#	33,943	153

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
support.com*#	34,773	$132

		3,459

Materials — 5.1%
Minerals Technologies#	12,687	680
Rock-Tenn, Cl A	4,516	218
Rockwood Holdings*	8,526	220
Sensient Technologies#	9,423	261
Westlake Chemical#	7,815	202
WR Grace*	7,815	198

		1,779

Telecommunication Services — 1.0%
IDT, Cl B*#	8,675	126
USA Mobility#	15,455	222

		348

Utilities — 4.5%
Amerigas Partners LP#	3,332	142
Cleco#	6,620	187
El Paso Electric	12,335	283
Ferrellgas Partners LP#	12,450	329
Nicor#	5,057	214
NorthWestern	14,512	408

		1,563

Total Common Stocks
(Cost $32,106)		34,955

AFFILIATED MONEY MARKET FUND — 0.3%
PNC Advantage Institutional Money Market Fund, Class I†	110,991	111
Total Affiliated Money Market Fund (Cost $111)		111
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 101.2% (Cost $32,217)		35,066

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 40.7%
Money Market Funds — 28.8%
AIM STIT Liquid Assets Portfolio	1,815,258	1,815
Dreyfus Institutional Cash Advantage Fund	2,071,819	2,072
Federated Institutional Prime Money Market Port-folio	1,944,920	1,945
Fidelity Institutional Prime Money Market Fund	2,074,581	2,075
Merrill Lynch Select Institutional Fund	2,070,447	2,070

		9,977

	Par (000)	Value (000)
Repurchase Agreements — 11.9%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $648,311, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $661,276)	$648	$648
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $1,728,829, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $1,763,412)	1,729	1,729
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $1,764,324, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $1,799,688)	1,764	1,765

		4,142
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $14,119)		14,119
TOTAL INVESTMENTS — 141.9% (Cost $46,336)**		49,185
Other Assets & Liabilities – (41.9)%		(14,533)
TOTAL NET ASSETS — 100.0%		$34,652

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $46,579.

Gross unrealized appreciation (000)	$4,502
Gross unrealized depreciation (000)	(1,896)

Net unrealized appreciation (000)	$2,606

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 14,026 (000).

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 111	$ –	$–	$ 111

Common Stocks	34,955	–	–	34,955

Short Term Investments Purchased
With Collateral From Securities Loaned	9,977	4,142	–	14,119

Total Assets – Investments in Securities	$45,043	$4,142	$–	$49,185

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Rights

Balance, 05/31/10	$ 33

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	1

Net Purchases/Sales	(34)

Transfers in and/or out of Level 3	–

Balance, 08/31/10	$ –

See Notes to Schedules of Investments.

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited )

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 10.0%
Abercrombie & Fitch, Cl A#	950	$33
Amazon.com*#	2,218	277
Apollo Group, Cl A*	1,361	58
AutoNation*#	840	19
AutoZone*#	312	65
Bed Bath & Beyond*#	2,775	100
Best Buy#	3,568	112
Big Lots*#	878	27
CarMax*	2,454	49
Carnival (Panama)#	4,582	143
CBS, Cl B#	7,341	102
Coach#	3,336	120
Comcast, Cl A#	30,797	527
D. R. Horton#	2,974	31
Darden Restaurants#	2,247	93
DeVry#	653	25
DIRECTV, Cl A*#	10,191	386
Discovery Communications, Cl A*#	2,995	113
Eastman Kodak*#	2,896	10
Expedia#	2,233	51
Family Dollar Stores	1,473	63
Ford Motor*#	36,702	414
Fortune Brands#	1,627	73
GameStop, Cl A*#	1,743	31
Gannett#	3,828	46
Gap#	5,040	85
Genuine Parts#	1,667	70
Goodyear Tire & Rubber*#	2,104	19
H&R Block#	3,557	46
Harley-Davidson#	2,464	60
Harman International Industries*	744	23
Hasbro#	2,143	87
Home Depot#	18,342	510
International Game Technology#	3,113	45
Interpublic Group*#	6,137	52
JC Penney#	2,468	49
Johnson Controls#	7,128	189
Kohl’s*	3,187	150
Leggett & Platt	1,582	30
Lennar, Cl A	1,763	23
Limited Brands#	4,598	109
Lowe’s#	15,602	317
Macy’s#	6,746	131
Marriott International, Cl A#	2,656	85
Mattel#	3,828	80
McDonald’s	11,588	847
McGraw-Hill#	3,361	93
Meredith#	390	11
New York Times, Cl A*	1,224	9
Newell Rubbermaid#	3,001	45
News, Cl A#	24,607	309
NIKE, Cl B#	4,183	293
Nordstrom#	1,737	50
Office Depot*	3,042	10
Omnicom Group#	3,314	116
O’Reilly Automotive*#	1,490	70
Polo Ralph Lauren#	606	46
priceline.com*#	490	143
Pulte Homes*	3,437	28
RadioShack#	1,350	25
Ross Stores#	1,955	97

	Number of Shares	Value (000)

Scripps Networks Interactive, Cl A	945	$38
Sears Holdings*#	517	32
Sherwin-Williams#	971	68
Stanley Black & Decker	1,383	74
Staples	7,697	137
Starbucks#	7,848	180
Starwood Hotels & Resorts Worldwide#	1,637	77
Target	8,103	415
Tiffany#	1,321	52
Time Warner	12,440	373
Time Warner Cable	3,722	192
TJX#	4,444	176
Urban Outfitters*#	1,013	31
VF#	935	66
Viacom, Cl B	6,645	209
Walt Disney#	21,101	688
Washington Post, Cl B#	66	24
Whirlpool#	808	60
Wyndham Worldwide#	1,892	44
Wynn Resorts#	262	21
Yum! Brands	4,977	208

		10,485

Consumer Staples — 11.5%
Altria Group	22,435	501
Archer-Daniels-Midland#	6,811	210
Avon Products#	4,585	133
Brown-Forman, Cl B#	1,142	70
Campbell Soup#	1,975	74
Clorox#	1,483	96
Coca-Cola#	24,852	1,390
Coca-Cola Enterprises#	3,395	97
Colgate-Palmolive#	5,352	395
ConAgra Foods	4,679	101
Constellation Brands, Cl A*#	2,131	35
Costco Wholesale	3,732	211
CVS Caremark#	11,485	310
Dean Foods*	1,942	20
Dr Pepper Snapple Group#	2,717	100
Estee Lauder, Cl A#	1,696	95
General Mills	7,263	263
H.J. Heinz#	3,345	155
Hershey#	2,249	104
Hormel Foods#	736	32
J.M. Smucker	1,284	75
Kellogg#	2,660	132
Kimberly-Clark#	4,460	287
Kraft Foods, Cl A#	18,819	564
Kroger#	7,044	139
Lorillard#	1,959	149
McCormick#	1,383	55
Mead Johnson Nutrition	2,170	113
Molson Coors Brewing, Cl B#	1,670	73
PepsiCo	17,407	1,117
Philip Morris International#	23,731	1,221
Procter & Gamble#	31,023	1,851
Reynolds American#	1,789	97
Safeway#	4,206	79
Sara Lee#	7,469	108
SUPERVALU#	2,735	26
Sysco#	6,280	173
Tyson Foods, Cl A#	2,423	40

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen#	8,274	$222
Wal-Mart Stores	22,263	1,116
Whole Foods Market*#	1,806	63

		12,092

Energy — 10.6%
Anadarko Petroleum	3,693	170
Apache#	3,935	353
Baker Hughes#	4,702	177
Cabot Oil & Gas#	1,138	32
Cameron International*#	2,663	98
Chesapeake Energy	7,803	161
Chevron#	24,085	1,786
ConocoPhillips#	16,035	841
Consol Energy	2,380	77
Denbury Resources*#	4,265	63
Devon Energy	4,791	289
Diamond Offshore Drilling#	739	43
El Paso	7,403	84
EOG Resources	1,891	164
ExxonMobil#	55,000	3,254
FMC Technologies*#	1,326	82
Halliburton#	9,885	279
Helmerich & Payne#	1,140	42
Hess	3,098	156
Marathon Oil#	7,496	228
Massey Energy#	944	27
Murphy Oil	2,029	109
Nabors Industries (Bermuda)*	3,128	49
National Oilwell Varco#	5,426	204
Noble Energy#	1,872	131
Occidental Petroleum#	8,751	639
Peabody Energy	2,903	124
Pioneer Natural Resources#	982	57
QEP Resources	1,867	54
Range Resources#	1,718	58
Rowan*#	1,230	32
Schlumberger (Netherland)#	14,885	794
Southwestern Energy*#	2,585	85
Spectra Energy	6,916	141
Sunoco#	1,257	42
Tesoro*#	1,545	17
Valero Energy#	6,027	95
Williams#	7,005	127

		11,164

Financials — 15.4%
ACE (Switzerland)#	3,679	197
Aflac#	5,016	237
Allstate	5,680	157
American Express#	13,111	523
American International Group*#	1,416	48
Ameriprise Financial#	2,734	119
AON#	2,796	101
Apartment Investment & Management, Cl A REIT	2,306	47
Assurant#	2,225	81
AvalonBay Communities REIT#	864	91
Bank of America#	108,162	1,347
BB&T#	7,300	161
Berkshire Hathaway, Cl B*#	17,832	1,405

	Number of Shares	Value (000)

BNY Mellon#	10,721	$260
Boston Properties REIT#	1,225	100
Capital One Financial#	4,932	187
CB Richard Ellis Group, Cl A*	2,905	48
Charles Schwab#	8,214	105
Chubb	3,421	189
Cincinnati Financial#	1,713	46
Citigroup*#	243,507	906
CME Group#	581	144
Comerica#	1,828	63
Discover Financial Services	5,839	85
E*Trade Financial*	1,743	22
Equity Residential REIT#	2,998	137
Federated Investors, Cl B#	955	20
Fifth Third Bancorp#	8,558	95
First Horizon National*#	2,377	24
Franklin Resources#	1,581	153
Genworth Financial, Cl A*#	5,359	58
Goldman Sachs Group#	5,619	769
Hartford Financial Services Group	4,913	99
HCP REIT#	3,136	110
Health Care REIT#	1,310	60
Host Hotels & Resorts REIT#	6,955	91
Hudson City Bancorp#	5,080	59
Huntington Bancshares	14,151	75
IntercontinentalExchange*	790	75
Invesco#	4,681	85
Janus Capital Group#	1,986	18
JPMorgan Chase#	42,861	1,558
KeyCorp#	9,214	68
Kimco Realty REIT#	4,296	64
Legg Mason#	1,733	44
Leucadia National#	2,016	43
Lincoln National	3,241	76
Loews	3,769	132
M&T Bank#	884	76
Marsh & McLennan#	5,615	133
Marshall & Ilsley#	5,633	37
MetLife	9,724	366
Moody’s#	2,075	44
Morgan Stanley#	14,968	370
NASDAQ OMX Group*#	1,539	28
Northern Trust#	2,134	98
NYSE Euronext	2,764	77
People’s United Financial	3,857	49
Plum Creek Timber REIT#	1,723	59
PNC Financial Services Group†	5,709	291
Principal Financial Group	3,414	79
Progressive#	6,993	138
Prologis REIT#	5,198	56
Prudential Financial#	5,086	257
Public Storage REIT#	1,136	111
Regions Financial#	12,785	82
Simon Property Group REIT#	2,588	234
SLM*#	9,596	106
State Street	5,257	184
SunTrust Banks#	5,304	119
T. Rowe Price Group#	2,753	120
Torchmark	1,629	80
Travelers#	5,108	250
U.S. Bancorp	16,910	352
Unum Group#	6,573	132
Ventas REIT#	1,658	84

See Notes to Schedules of Investments.

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Vornado Realty Trust REIT#	1,679	$136
Wells Fargo#	56,127	1,322
XL Group PLC (Bermuda)	6,755	121
Zions Bancorp#	3,167	58

		16,231

Healthcare — 11.4%
Abbott Laboratories	16,718	825
Aetna	4,386	117
Allergan	3,228	198
AmerisourceBergen#	5,134	140
Amgen*	8,807	450
Baxter International#	6,327	269
Becton Dickinson#	2,497	170
Biogen Idec*#	2,822	152
Boston Scientific*#	15,806	82
Bristol-Myers Squibb	18,563	484
Cardinal Health	6,590	197
CareFusion*	3,567	77
Celgene*#	4,246	219
Cephalon*#	776	44
Cerner*#	745	54
CIGNA	2,804	90
Coventry Health Care*	1,534	30
CR Bard#	1,013	78
DaVita*	1,098	71
DENTSPLY International#	1,566	44
Eli Lilly#	11,085	372
Express Scripts*#	5,952	254
Forest Laboratories*#	3,110	85
Genzyme*	2,929	205
Gilead Sciences*#	8,176	260
Hospira*#	1,714	88
Humana*	1,800	86
Intuitive Surgical*#	414	110
Johnson & Johnson	29,712	1,694
King Pharmaceuticals*#	2,664	23
Laboratory Corporation of America Holdings*#	1,113	81
Life Technologies*#	1,915	82
McKesson#	2,964	172
Medco Health Solutions*	4,206	183
Medtronic	12,033	379
Merck#	33,591	1,181
Mylan*#	3,211	55
Patterson#	1,919	49
PerkinElmer	2,144	45
Pfizer#	87,447	1,393
Quest Diagnostics	1,597	69
St. Jude Medical*	3,484	120
Stryker#	2,981	129
Tenet Healthcare*	4,495	18
Thermo Fisher Scientific*	4,315	182
UnitedHealth Group	12,278	389
Varian Medical Systems*#	1,319	70
Waters*	1,002	61
Watson Pharmaceuticals*#	1,142	49
WellPoint*	3,927	195
Zimmer Holdings*#	2,264	107

		11,977

	Number of Shares	Value (000)

Industrials — 10.3%
3M#	8,684	$682
Avery Dennison#	1,173	38
Boeing#	6,591	403
C.H. Robinson Worldwide#	1,758	114
Caterpillar#	6,805	443
Cintas#	1,369	35
CSX	4,141	207
Cummins#	2,165	161
Danaher#	5,605	204
Deere	3,652	231
Dover#	1,991	89
Dun & Bradstreet	531	35
Eaton#	1,769	123
Emerson Electric#	8,230	384
Equifax	1,339	39
Expeditors International of Washington#	2,201	87
Fastenal#	1,393	63
FedEx#	3,360	262
Flowserve	597	53
Fluor#	1,917	86
General Dynamics	4,840	270
General Electric#	115,013	1,665
Goodrich#	1,299	89
Honeywell International	8,255	323
Illinois Tool Works#	4,116	170
Iron Mountain#	1,510	31
ITT#	1,952	83
Jacobs Engineering Group*	1,340	46
L-3 Communications Holdings	1,408	94
Lockheed Martin	3,881	270
Masco	3,911	41
Norfolk Southern#	3,923	211
Northrop Grumman#	3,668	199
PACCAR#	3,139	129
Pall	1,240	42
Parker Hannifin#	1,710	101
Pitney Bowes#	2,173	42
Precision Castparts#	1,562	177
Quanta Services*#	2,239	40
Raytheon#	4,771	210
Republic Services	3,450	102
Robert Half International#	1,578	34
Rockwell Automation#	1,499	77
Rockwell Collins#	1,610	87
Roper Industries#	997	58
RR Donnelley & Sons#	2,192	33
Ryder System	560	21
Snap-On#	621	26
Southwest Airlines#	7,992	88
Stericycle*#	892	58
Textron#	2,867	49
Tyco International (Switzerland)	5,576	208
Union Pacific	5,523	403
United Parcel Service, Cl B#	10,671	681
United Technologies#	10,052	655
W.W. Grainger#	653	69
Waste Management#	5,105	169

		10,790

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — 17.7%
Adobe Systems*	5,700	$158
Advanced Micro Devices*#	6,136	34
Agilent Technologies*	3,684	99
Akamai Technologies*	1,838	85
Altera#	3,229	80
Amphenol, Cl A#	1,861	76
Analog Devices#	3,182	89
Apple*	9,803	2,386
Applied Materials#	8,546	89
Autodesk*	2,448	68
Automatic Data Processing#	5,340	206
BMC Software*#	1,921	69
Broadcom, Cl A#	4,591	138
CA#	4,178	75
Cisco Systems*	61,524	1,234
Citrix Systems*#	1,181	68
Cognizant Technology Solutions, Cl A*	3,169	182
Computer Sciences	3,582	143
Compuware*	5,231	38
Corning#	16,919	265
Dell*	18,314	216
eBay*	12,031	280
Electronic Arts*#	3,530	54
EMC*#	22,262	406
Fidelity National Information Services	1,955	50
First Solar*#	523	67
Fiserv*#	1,617	81
FLIR Systems*#	1,586	40
Google, Cl A*	2,608	1,174
Harris#	2,999	126
Hewlett-Packard#	25,148	968
Intel	59,937	1,062
International Business Machines#	13,860	1,708
Intuit*#	3,319	142
Jabil Circuit#	2,083	21
JDS Uniphase*	2,421	22
Juniper Networks*#	5,607	152
KLA-Tencor#	1,834	51
Lexmark International, Cl A*#	1,823	64
Linear Technology#	2,386	68
LSI*#	6,858	28
Mastercard, Cl A#	466	92
McAfee*	1,685	79
MEMC Electronic Materials*#	2,444	25
Microchip Technology#	1,958	54
Micron Technology*#	19,877	128
Microsoft	82,135	1,928
Molex#	3,634	64
Monster Worldwide*	1,343	15
Motorola*	24,971	188
National Semiconductor#	2,562	32
NetApp*#	3,726	151
Novell*	3,704	21
Novellus Systems*#	1,038	24
NVIDIA*#	5,925	55
Oracle#	42,175	923
Paychex	1,872	47
QLogic*#	1,466	22
QUALCOMM#	17,892	685
Red Hat*	1,207	42
SAIC*#	3,217	48
Salesforce.com*#	653	72

	Number of Shares	Value (000)

SanDisk*#	2,474	$82
Symantec*	8,637	118
Tellabs	3,335	24
Teradata*#	1,774	58
Teradyne*#	4,154	37
Texas Instruments#	13,292	306
Total System Services#	2,088	30
VeriSign*#	1,947	57
Visa, Cl A#	4,917	339
Western Digital*	2,466	60
Western Union	7,261	114
Xerox#	14,693	124
Xilinx#	2,974	72
Yahoo!*#	12,643	165

		18,643

Materials — 3.5%
Air Products & Chemicals#	2,247	166
Airgas	880	58
AK Steel Holding	1,191	15
Alcoa#	9,377	96
Allegheny Technologies#	1,229	50
Ball	995	56
Bemis#	1,170	34
CF Industries Holdings#	766	71
Cliffs Natural Resources#	1,436	88
Dow Chemical#	12,571	306
E.I. DuPont de Nemours#	9,891	403
Eastman Chemical#	1,239	76
Ecolab#	2,489	118
FMC#	771	48
Freeport-McMoRan Copper & Gold	5,081	366
International Flavors & Fragrances#	839	38
International Paper	4,674	96
MeadWestvaco#	1,866	41
Monsanto#	5,010	264
Newmont Mining#	5,292	324
Nucor#	3,346	123
Owens-Illinois*	1,760	44
Pactiv*#	2,274	73
PPG Industries#	1,746	115
Praxair#	3,295	283
Sealed Air#	2,731	56
Sigma-Aldrich	1,289	69
Titanium Metals*#	1,215	22
United States Steel#	1,529	65
Vulcan Materials#	1,328	49
Weyerhaeuser#	5,963	94

		3,707

Telecommunication Services — 3.2%
American Tower, Cl A*#	4,220	198
AT&T#	63,656	1,721
CenturyTel#	3,180	115
Frontier Communications#	11,161	86
MetroPCS Communications*#	3,421	31
Qwest Communications International	27,849	157
Sprint Nextel*#	18,448	75
Verizon Communications	30,451	899
Windstream#	4,950	57

		3,339

See Notes to Schedules of Investments.

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 3.8%
AES*	7,113	$73
Allegheny Energy#	1,782	40
Ameren#	2,496	70
American Electric Power#	5,076	180
CenterPoint Energy	4,136	61
CMS Energy#	2,892	51
Consolidated Edison#	3,039	144
Constellation Energy Group#	2,964	87
Dominion Resources#	5,580	239
DTE Energy#	1,744	82
Duke Energy#	12,293	211
Edison International#	3,447	116
Entergy#	1,987	157
EQT	1,415	46
Exelon#	7,248	295
FirstEnergy#	3,199	117
Integrys Energy Group#	975	47
NextEra Energy#	4,556	245
Nicor#	487	21
NiSource#	2,924	51
Northeast Utilities#	1,851	54
NRG Energy*#	3,755	76
Oneok#	1,564	67
Pepco Holdings#	2,358	42
PG&E#	3,904	182
Pinnacle West Capital#	1,077	43
PPL#	5,161	140
Progress Energy	3,006	129
Progress Energy CVO (A) (B) (C)	2,575	–
Public Service Enterprise Group#	5,348	171
Questar#	1,867	30
SCANA#	1,171	46
Sempra Energy#	2,616	133
Southern#	8,880	326
TECO Energy#	2,299	39
Wisconsin Energy#	1,244	69
Xcel Energy#	4,785	107

		3,987

Total Common Stocks (Cost $85,093)		102,415

EXCHANGE TRADED FUND — 0.9% iShares S&P 500® Index Fund	9,327	986

Total Exchange Traded Fund (Cost $986)		986

AFFILIATED MONEY MARKET FUND — 1.2%
PNC Advantage Institutional Money Market Fund, Class I†	1,214,643	1,215

Total Affiliated Money Market Fund (Cost $1,215)		1,215

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $87,294)		104,616

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 34.8%
Money Market Funds — 24.6%
AIM STIT Liquid Assets Portfolio	4,697,936	$4,698
Dreyfus Institutional Cash Advantage Fund	5,361,923	5,362
Federated Institutional Prime Money Market Port-folio	5,033,503	5,034
Fidelity Institutional Prime Money Market Fund	5,369,070	5,369
Merrill Lynch Select Institutional Fund	5,358,371	5,358

		25,821

	Par (000)
Repurchase Agreements — 10.2%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,677,846,collateralized by Resolution Funding STRIPs,due 04/15/2030, total market value $1,711,399)	$1,678	1,678
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $4,474,255, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $4,563,757)	4,474	4,474
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $4,566,116, collateralized by U.S. Treasury Note, 0.75%,due 05/31/12, total market value $4,657,639)	4,566	4,566

		10,718

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $36,539)		36,539
TOTAL INVESTMENTS — 134.3% (Cost $123,833)**		$141,155
Other Assets & Liabilities – (34.3)%		(36,038)
TOTAL NET ASSETS — 100.0%		$105,117

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $130,894.

Gross unrealized appreciation (000)	$15,218
Gross unrealized depreciation (000)	(4,957)

Net unrealized appreciation (000)	$10,261

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 36,430 (000).
(A)	Value is less than $500.
(B)	Illiquid Security
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Mini Composite Index	23	$1,209	09/17/10	$(4)

Cash in the amount of $130,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)
Affiliated Money Market Fund	$1,215	$ –	$–	$ 1,215

Common Stocks	102,415	–	–	102,415

Exchange Traded Funds	986	–	–	986

Short Term Investments Purchased With Collateral From Securities Loaned	25,821	10,718	–	36,539

Total Assets – Investments in Securities	$130,437	$10,718	$–	$141,155

Other Financial Instruments

Futures Contracts	$(4)	–	–	$ (4)

Total Assets - Other Financial Instruments	$(4)	$ –	$–	$ (4)

See Notes to Schedules of Investments.
39

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 14.0%
Buckle#	93,980	$2,251
Coinstar*#	51,140	2,224
Deckers Outdoor*	75,630	3,288
Gildan Activewear (Canada)*	79,870	2,192
Penn National Gaming*#	124,880	3,519
Strayer Education#	10,342	1,497
Tractor Supply#	56,820	3,863
Universal Electronics*	88,410	1,691
WMS Industries*#	69,102	2,442

		22,967

Consumer Staples — 2.7%
Corn Products International	60,280	2,057
TreeHouse Foods*#	56,420	2,342

		4,399

Energy — 8.5%
ATP Oil & Gas*#	182,040	2,077
Atwood Oceanics*#	67,150	1,684
Contango Oil & Gas*	78,770	3,454
Oil States International*	62,380	2,572
SM Energy	66,210	2,515
World Fuel Services#	62,400	1,594

		13,896

Financials — 25.1%
Affiliated Managers Group*	57,730	3,707
Amtrust Financial Services#	324,060	4,423
Bank of the Ozarks#	134,800	4,953
FirstService (Canada)*	173,120	3,559
Glacier Bancorp#	231,540	3,205
Investment Technology Group*#	128,480	1,708
Lazard, Cl A (Bermuda)#	98,910	3,092
Montpelier Re Holdings (Bermuda)	172,870	2,738
Portfolio Recovery Associates*#	97,590	6,216
Prosperity Bancshares	74,470	2,119
RLI#	29,810	1,564
Valley National Bancorp#	118,871	1,549
World Acceptance*#	57,410	2,339

		41,172

Healthcare — 9.5%
Almost Family*#	67,630	1,709
Bio-Reference Labs*#	163,726	3,245
Catalyst Health Solutions*	87,250	3,498
Cubist Pharmaceuticals*#	73,490	1,619
NuVasive*#	59,880	1,758
PAREXEL International*	186,280	3,705

		15,534

Industrials — 12.2%
APAC Customer Services*	735,020	3,727
BE Aerospace*	233,230	6,285
Curtiss-Wright	70,710	1,880
Esterline Technologies*#	72,290	3,325
Houston Wire & Cable#	197,530	1,786
ICF International*#	66,580	1,404
Regal-Beloit	29,410	1,627

		20,034

	Number of Shares	Value (000)

Information Technology — 15.5%
Ebix*#	208,580	$3,888
FactSet Research Systems#	38,510	2,832
Monolithic Power Systems*#	136,660	2,242
Open Text (Canada)*#	80,930	3,561
OSI Systems*#	97,560	2,886
Rofin-Sinar Technologies*	85,030	1,735
Smith Micro Software*	252,480	1,931
TeleCommunication Systems, Cl A*#	432,070	1,331
Trimble Navigation*#	85,130	2,395
Tyler Technologies*#	145,750	2,523

		25,324

Materials — 4.1%
Balchem	71,575	1,750
Compass Minerals International	40,620	2,915
Northgate Minerals (Canada)*#	706,440	2,126

		6,791

Telecommunication Services — 2.4%
Atlantic Tele-Network#	91,440	3,900

Utilities — 1.9%
UGI#	114,390	3,157

Total Common Stocks (Cost $156,044)		157,174

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Class I†	5,694,172	5,694

Total Affiliated Money Market Fund (Cost $5,694)		5,694

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $161,738)		162,868

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 37.9%
Money Market Funds — 26.8%
AIM STIT Liquid Assets Portfolio	7,974,452	7,974
Dreyfus Institutional Cash Advantage Fund	9,101,527	9,102
Federated Institutional Prime Money Market Port-folio	8,544,056	8,544
Fidelity Institutional Prime Money Market Fund	9,113,660	9,114
Merrill Lynch Select Institutional Fund	9,095,499	9,095

		43,829

See Notes to Schedules of Investments.

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 11.1%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $2,848,038, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $2,904,992)	$2,848	$2,848
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $7,594,767, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $7,746,692)	7,595	7,595
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $7,750,695, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $7,906,050)	7,751	7,751

		18,194

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $62,023)		62,023

TOTAL INVESTMENTS — 137.3% (Cost $223,761)**		224,891

Other Assets & Liabilities – (37.3)%		(61,117)

TOTAL NET ASSETS — 100.0%		$163,774

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $224,060.

Gross unrealized appreciation (000)	$20,684
Gross unrealized depreciation (000)	(19,853)

Net unrealized appreciation (000)	$831

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 60,781 (000).

Please see Investment Abbreviations and Definitions on Page 113.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

Russell Mini	40	$2,601	09/17/10	$(195)

Cash in the amount of $180,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 5,694	$ –	$–	$ 5,694

Common Stocks	157,174	–	–	157,174

Short Term Investments Purchased With Collateral From Securities Loaned	43,829	18,194	–	62,023

Total Assets – Investments in Securities	$206,697	$18,194	$–	$224,891

Other Financial Instruments

Futures Contracts	(195)	–	–	$ (195)

Total Assets - Other Financial Instruments	$ (195)	$ –	$–	$ (195)

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 9.3%
Automotive — 3.8%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	$995	$1,004
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 11/21/12	1,965	1,981
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3
0.970%, 04/15/15	1,190	1,190
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	3,008	3,098
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	332	333
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	1,565	1,578
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	139	139

		9,323

Credit Cards — 1.1%
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5
2.250%, 12/23/14	240	247
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A
2.210%, 06/15/16	2,420	2,474

		2,721

Utilities — 4.4%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,427
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	6,219

		10,646
Total Asset Backed Securities (Cost $21,050)		22,690

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	10,860
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	6,575
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,811	1,909
Total Collateralized Mortgage Obligations (Cost $17,090)		19,344

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	1,825	1,905

	Par (000)	Value (000)
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40	$5,650	$6,184
Greenwich Capital Commercial Funding, Series 2004-GG1, Cl A4
4.755%, 06/10/36	452	455
Total Commercial Mortgage-Backed Securities (Cost $7,953)		8,544

CORPORATE BONDS — 36.7%
Cable — 2.2%
Comcast
5.150%, 03/01/20	570	621
DIRECTV Holdings LLC
4.600%, 02/15/21	800	817
Discovery Communications LLC
5.050%, 06/01/20	575	622
NBC Universal
5.150%, 04/30/20 (A)	1,160	1,249
News America
6.650%, 11/15/37	645	747
Time Warner
4.700%, 01/15/21	575	604
Time Warner Cable
5.850%, 05/01/17	665	758

		5,418

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	549	606
Stanley Black & Decker I
5.200%, 09/01/40	345	348

		954

Energy — 3.0%
Anadarko Petroleum
8.700%, 03/15/19#	550	605
ConocoPhillips
5.750%, 02/01/19#	625	746
Enterprise Products Operating LLC
5.600%, 10/15/14	1,000	1,117
EQT
8.125%, 06/01/19	340	418
Hess
5.600%, 02/15/41	500	519
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	627	717
Nexen
5.875%, 03/10/35	868	905
Suncor Energy
6.100%, 06/01/18	645	753
Sunoco
9.625%, 04/15/15#	600	716
XTO Energy
5.750%, 12/15/13	730	837

		7,333

Financials — 10.7%
American Express
7.000%, 03/19/18#	725	867

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Ameriprise Financial
7.300%, 06/28/19	$665	$822
Bank of America
6.500%, 08/01/16	555	620
5.625%, 07/01/20	325	335
Bank of America (MTN)
5.650%, 05/01/18#	1,160	1,206
Bank of Nova Scotia
3.400%, 01/22/15#	975	1,037
Barclays Bank PLC
6.750%, 05/22/19	1,070	1,265
BNY Mellon (MTN)
3.100%, 01/15/15	640	672
BP Capital Markets PLC
3.625%, 05/08/14#	975	967
Capital One Bank USA NA
6.500%, 06/13/13	375	414
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	754
Citigroup
5.125%, 05/05/14	1,305	1,375
6.010%, 01/15/15	97	104
5.375%, 08/09/20	220	222
Deutsche Bank AG
3.450%, 03/30/15#	750	781
First Niagara Financial Group
6.750%, 03/19/20	675	741
General Electric Capital (MTN)
3.500%, 06/29/15#	455	471
5.875%, 01/14/38	1,220	1,254
Goldman Sachs Group
5.950%, 01/18/18	915	991
6.150%, 04/01/18	505	551
HSBC Bank USA NA
4.625%, 04/01/14	650	694
4.875%, 08/24/20	600	620
International Lease Finance
6.500%, 09/01/14 (A)	350	359
JPMorgan Chase
6.000%, 01/15/18	1,800	2,044
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	573
Kreditanstalt fuer Wiederaufbau
4.000%, 10/15/13	1,770	1,929
Merrill Lynch (MTN)
6.875%, 04/25/18	215	237
Morgan Stanley
4.000%, 07/24/15#	450	452
5.500%, 01/26/20	600	608
USB Capital XIII Trust
6.625%, 12/15/39	775	855
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	1,260	1,068
Westpac Banking
3.000%, 08/04/15	1,265	1,279

		26,167

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (A)	625	800

	Par (000)	Value (000)

PepsiCo
5.500%, 01/15/40	$660	$768

		1,568

Foreign Agencies — 1.0%
Export Development Canada
2.250%, 05/28/15#	2,350	2,433

Industrials — 0.8%
Lockheed Martin
5.500%, 11/15/39	550	618
Republic Services
5.000%, 03/01/20	500	541
United Technologies
5.700%, 04/15/40#	600	706

		1,865

Insurance — 2.1%
Berkshire Hathaway Finance
5.750%, 01/15/40	575	648
Hartford Financial Services Group
6.300%, 03/15/18	795	853
MetLife
7.717%, 02/15/19	1,040	1,304
Principal Financial Group
8.875%, 05/15/19	625	811
Prudential Financial
5.375%, 06/21/20	75	81
Prudential Financial (MTN)
7.375%, 06/15/19	685	833
Reinsurance Group of America
6.450%, 11/15/19	625	683

		5,213

Materials — 0.8%
ArcelorMittal
7.000%, 10/15/39	585	600
Dow Chemical
8.550%, 05/15/19	500	627
Newmont Mining
5.125%, 10/01/19#	580	644

		1,871

Real Estate Investment Trusts — 1.4%
AMB Property LP
4.500%, 08/15/17	320	322
6.625%, 12/01/19	370	413
Digital Realty Trust LP
5.875%, 02/01/20 (A)	975	1,034
Realty Income
6.750%, 08/15/19	705	813
Simon Property Group LP
6.750%, 05/15/14#	435	503
5.875%, 03/01/17	200	228

		3,313

Retail — 1.7%
Home Depot
5.875%, 12/16/36	625	667
Kohl’s
6.875%, 12/15/37	650	820

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Kroger
6.400%, 08/15/17	$915	$1,093
TJX
6.950%, 04/15/19	595	759
Wal-Mart Stores
5.250%, 09/01/35	650	712
5.625%, 04/01/40	175	203

		4,254

Technology — 1.2%
International Business Machines
7.625%, 10/15/18	600	802
KLA-Tencor
6.900%, 05/01/18	475	547
Oracle
6.125%, 07/08/39	550	664
Xerox
6.400%, 03/15/16	735	848

		2,861

Telecommunications — 2.4%
America Movil Sab de CV
6.125%, 03/30/40	500	566
AT&T
6.300%, 01/15/38	1,150	1,318
British Telecommunications PLC
9.375%, 12/15/10	575	588
Corning
6.200%, 03/15/16	750	873
GTE
6.940%, 04/15/28	1,525	1,783
Telefonica Emisiones SAU
3.729%, 04/27/15	665	687

		5,815

Transportation — 0.5%
Burlington Northern Santa Fe
5.750%, 03/15/18	440	513
FedEx
7.375%, 01/15/14	520	610

		1,123

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 4.3%
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	5,245	5,408
JPMorgan Chase (TLGP) (FDIC)
2.125%, 12/26/12#	4,250	4,389
State Street (TLGP) (FDIC)
2.150%, 04/30/12	710	729

		10,526

Utilities — 3.6%
Appalachian Power
4.950%, 02/01/15	875	955
Bruce Mansfield Unit
6.850%, 06/01/34	564	614
Dominion Resources
7.000%, 06/15/38	530	690
Duke Energy Carolinas LLC
5.300%, 02/15/40	665	745

	Par (000)	Value (000)

Exelon Generation LLC
6.200%, 10/01/17	$215	$253
5.200%, 10/01/19	550	610
Midamerican Energy Holdings
6.125%, 04/01/36	1,075	1,247
Nisource Finance
6.400%, 03/15/18	880	1,010
Potomac Electric Power
6.500%, 11/15/37	360	460
Progress Energy
4.875%, 12/01/19	585	644
Puget Sound Energy
5.757%, 10/01/39#	585	644
Xcel Energy
4.700%, 05/15/20#	895	977

		8,849
Total Corporate Bonds (Cost $82,231)		89,563

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	375	412
Total Municipal Bond (Cost $375)		412

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 21.5%
Federal Home Loan Mortgage Corporation — 1.8%
Federal Home Loan Mortgage Corporation
9.500%, 10/01/20	67	75
8.500%, 09/01/16	2	2
8.000%, 07/01/25	54	62
7.500%, 05/01/11	10	11
7.000%, 11/01/10	3	3
7.000%, 11/01/28	285	323
4.500%, 07/01/40	3,823	4,015

		4,491

Federal National Mortgage Association — 19.2%
Federal National Mortgage Association
9.500%, 05/01/18	10	11
9.000%, 11/01/24	134	155
7.000%, 01/01/33	123	139
7.000%, 10/01/33	116	129
6.000%, 07/01/28	1	1
6.000%, 01/01/34	125	138
6.000%, 09/01/36	2,315	2,501
6.000%, 02/01/37	327	353
6.000%, 08/01/38	1,074	1,158
6.000%, 09/01/38	2,648	2,856
5.500%, 12/01/33	5,912	6,389
5.500%, 05/01/35	1,086	1,169
5.500%, 12/01/36	5,311	5,715
5.000%, 06/01/20	2,701	2,889
5.000%, 10/01/35	7,536	8,046
5.000%, 11/01/35	702	749
4.500%, 08/01/20	4,826	5,161
4.500%, 10/01/20	2,188	2,335
4.500%, 03/01/21	3,958	4,232

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued			`
Federal National Mortgage Association — continued
4.500%, 09/01/35	$2,499	$2,641

		46,767

Government National Mortgage Association — 0.5%
Government National Mortgage Association
8.500%, 11/15/21	33	39
8.500%, 07/15/22	12	14
8.250%, 04/20/17	3	3
8.000%, 01/15/30	231	270
6.500%, 06/15/32	138	153
6.000%, 08/15/32	76	83
6.000%, 02/15/33	676	745
6.000%, 11/15/34	8	8

		1,315
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $48,909)		52,573

U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Bonds — 2.1%
5.375%, 02/15/31	2,525	3,312
4.500%, 02/15/36	1,575	1,858

		5,170

U.S. Treasury Inflationary Index Bonds (TIP) — 3.0%
1.625%, 01/15/18	6,545	7,289

U.S. Treasury Notes — 13.8%
4.875%, 07/31/11	1,900	1,979
3.375%, 11/15/19	2,050	2,214
2.375%, 03/31/16	2,360	2,464
2.250%, 01/31/15	1,775	1,856
1.375%, 04/15/12	3,675	3,733
1.375%, 01/15/13	12,870	13,110
1.000%, 07/31/11	575	579
2.375%, 08/31/14	7,290	7,669

		33,604
Total U.S. Treasury Obligations (Cost $44,958)		46,063
	Number of Shares
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	60,500	24
Freddie Mac	44,080	16

Total Preferred Stocks (Cost $2,502)		40

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Class I†	4,025,683	4,026

Total Affiliated Money Market Fund (Cost $4,026)		4,026
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $229,094)		243,255

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.2%
Money Market Funds — 5.1%
AIM STIT Liquid Assets Portfolio	2,262,379	$2,262
Dreyfus Institutional Cash Advantage Fund	2,582,134	2,582
Federated Institutional Prime Money Market Portfolio	2,423,977	2,424
Fidelity Institutional Prime Money Market Fund	2,585,576	2,586
Merrill Lynch Select Institutional Fund	2,580,424	2,580

		12,434

	Par (000)
Repurchase Agreements — 2.1%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $807,998, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $824,156)	$808	808
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $2,154,661, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $2,197,762)	2,155	2,155
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $2,198,898, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $2,242,973)	2,199	2,199

		5,162
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $17,596)		17,596
TOTAL INVESTMENTS — 106.8% (Cost $246,690)*		260,851
Other Assets & Liabilities – (6.8)%		(16,650)
TOTAL NET ASSETS — 100.0%		$244,201

* Aggregate cost for Federal income tax purposes is (000) $246,714.
Gross unrealized appreciation (000)	$16,757
Gross unrealized depreciation (000)	(2,620)

Net unrealized appreciation (000)	$14,137

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 17,596 (000).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $3,442 (000) and represents 14.1% of net assets as of August 31, 2010.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

   Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 4,026	$ –	$–	$ 4,026

Asset-Backed Securities	–	22,690	–	22,690

Collateralized Mortgage Obligations	–	19,344	–	19,344

Commercial Mortgage-Backed Securities	–	8,544	–	8,544

Corporate Bonds	–	89,563	–	89,563

Municipal Bond	–	412	–	412

Preferred Stocks	40	–	–	40

Short Term Investments Purchased With Collateral From Securities Loaned	12,434	5,162	–	17,596

U.S. Government Agency Mortgage- Backed Obligations	–	52,573	–	52,573

U.S. Treasury Obligations	–	46,063	–	46,063

Total Assets – Investments in Securities	$16,500	$244,351	$–	$260,851

See Notes to Schedules of Investments.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
Fannie Mae, Series 2003-56, Cl MB
4.500%, 06/25/18	$1,292	$1,434
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	51	60
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,651
Freddie Mac, Series 2723, Cl PD
5.500%, 05/15/32	2,131	2,268
Freddie Mac, Series 2881, Cl TE
5.000%, 07/15/33	5,140	5,633
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,155
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	68	68

Total Collateralized Mortgage Obligations (Cost $11,239)		12,269

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 88.0%

Federal Home Loan Mortgage Corporation — 10.5%
12.250%, 08/01/15	20	21
9.250%, 08/01/13	0	0
9.000%, 04/01/16 to 09/01/20	62	69
8.750%, 05/01/17	10	10
8.500%, 09/01/17 to 01/01/22	71	77
8.000%, 02/01/17 to 03/01/22	54	60
7.000%, 05/01/31	78	88
6.000%, 10/01/32	584	642
5.500%, 03/01/28 to 12/01/36	5,187	5,554
5.000%, 11/01/35	2,933	3,127
4.500%, 07/01/40 to 03/01/40	5,753	6,048

		15,696

Federal National Mortgage Association — 68.3%
12.500%, 05/01/15	9	10
11.250%, 05/01/14	9	9
10.000%, 06/01/21	9	11
9.000%, 02/01/17 to 10/01/19	10	12
8.500%, 11/01/21 to 09/01/23	27	30
8.000%, 02/01/23 to 03/01/23	10	11
7.500%, 09/01/22 to 05/01/32	458	522
7.000%, 12/01/15 to 10/01/32	479	539
6.500%, 12/01/12 to 02/01/38	3,249	3,566
6.000%, 06/01/27 to 08/01/38	17,736	19,164
5.500%, 09/01/17 to 03/01/36	20,277	21,891
5.000%, 10/01/39 to 11/01/35	25,103	26,818
4.500%, 05/01/40 to 04/01/40	24,796	26,222
4.000%, 04/01/39	3,169	3,286

		102,091

Government National Mortgage Association — 9.2%
17.000%, 11/15/11	9	9
15.000%, 06/15/11 to 01/15/13	164	166
14.000%, 05/15/11 to 02/15/15	41	41
13.500%, 04/15/11 to 01/20/15	73	77
13.000%, 11/15/10 to 06/20/15	98	102

	Par (000)	Value (000)
12.500%, 11/15/10 to 11/20/15	$93	$97
12.000%, 08/15/12 to 09/15/15	104	107
11.500%, 02/15/13 to 08/15/14	31	31
9.250%, 12/20/16 to 05/15/21	33	38
9.000%, 04/15/16 to 11/15/24	220	248
8.750%, 12/15/16	39	43
8.500%, 01/15/17 to 09/15/24	204	231
8.000%, 04/15/17 to 05/20/30	519	603
7.500%, 09/20/15 to 09/20/30	1,116	1,273
7.000%, 12/15/10 to 06/15/32	1,832	2,087
6.500%, 10/15/22 to 09/15/31	1,478	1,644
6.000%, 07/20/29	481	530
5.000%, 10/15/39	2,882	3,103
4.500%, 03/15/39	3,178	3,380

		13,810

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $123,305)		131,597
U.S. TREASURY OBLIGATION — 1.7%

U.S. Treasury Note — 1.7%
1.375%, 01/15/13	$2,490	2,537

Total U.S. Treasury Obligation (Cost $2,520)		2,537

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Class I†	2,908,126	2,908

Total Affiliated Money Market Fund (Cost $2,908)		2,908
TOTAL INVESTMENTS — 99.9%
(Cost $139,972)*		149,311
Other Assets & Liabilities – 0.1%		184
TOTAL NET ASSETS — 100.0%		$149,495

*	Aggregate cost for Federal income tax purposes is (000) $139,972.

Gross unrealized appreciation (000)	$9,393
Gross unrealized depreciation (000)	(54)

Net unrealized appreciation (000)	$9,339

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

   Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$2,908	$ –	$–	$ 2,908

Collateralized Mortgage Obligations	–	12,269	–	12,269

U.S. Government Agency Mortgage- Backed Obligations	–	131,597	–	131,597

U.S. Treasury Obligations	–	2,537	–	2,537

Total Assets – Investments in Securities	$2,908	$146,403	$–	$149,311

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage Obligation

Balance, 05/31/10	$ 76

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	6

Purchases	–

Sales	–

Paydowns	(14)

Transfers in and/or out of Level 3	(68)

Balance, 08/31/10	$ –

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 94.7%
Airlines — 2.2%
Delta Air Lines
9.500%, 09/15/14 (A)	$100	$107

Automotive — 2.6%
Motors Liquidation
8.375%, 07/15/33# (B)	405	130

Cable — 3.2%
Belo
8.000%, 11/15/16	150	159

Consumer Discretionary — 3.2%
Pulte Homes
6.375%, 05/15/33	200	156

Consumer Non-Cyclical — 1.9%
Quiksilver
6.875%, 04/15/15	100	93

Consumer Services — 13.4%
Iron Mountain
8.750%, 07/15/18	100	106
MGM Mirage
11.125%, 11/15/17	165	184
Royal Caribbean Cruises
11.875%, 07/15/15	95	112
Speedway Motorsports
6.750%, 06/01/13	100	100
Universal City Development Partners
10.875%, 11/15/16 (A)	150	160

		662

Consumer Staples — 3.8%
Constellation Brands
8.375%, 12/15/14	75	82
TreeHouse Foods
7.750%, 03/01/18	100	106

		188

Energy — 24.1%
Anadarko Petroleum
7.950%, 06/15/39	150	147
Cloud Peak Energy Resources LLC
8.500%, 12/15/19 (A)	100	104
Copano Energy LLC
7.750%, 06/01/18	90	90
Encore Acquisition
9.500%, 05/01/16	100	109
MarkWest Energy Partners LP
8.500%, 07/15/16	150	157
OPTI Canada
9.000%, 12/15/12 (A)	200	200
PHI
7.125%, 04/15/13	200	193
Tesoro
9.750%, 06/01/19	180	194

		1,194

Financials — 2.2%
Wells Fargo Capital XV
9.750%, 09/26/44# (C)	100	109

	Par (000)	Value (000)

Food, Beverage & Tobacco — 2.1%
Del Monte
7.500%, 10/15/19	$100	$106

Healthcare — 7.0%
HCA
8.500%, 04/15/19	175	192
Mylan
7.875%, 07/15/20 (A)	150	156

		348

Industrials — 14.9%
H&E Equipment Services
8.375%, 07/15/16	160	157
Hawker Beechcraft Acquisition LLC
8.500%, 04/01/15#	150	115
K Hovnanian Enterprises
10.625%, 10/15/16	150	146
Masco
7.125%, 03/15/20	100	101
Terex
10.875%, 06/01/16	100	110
USG
6.300%, 11/15/16	125	109

		738

Materials — 2.2%
Rock-Tenn
9.250%, 03/15/16	100	110

Real Estate Investment Trust — 0.7%
Host Hotels & Resorts LP
7.125%, 11/01/13	35	36

Retail — 2.3%
Limited Brands
8.500%, 06/15/19	100	113

Technology — 6.8%
BE Aerospace
8.500%, 07/01/18	150	160
Sungard Data Systems
10.625%, 05/15/15#	160	177

		337

Transportation — 2.1%
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	26	26
8.000%, 02/01/18# (A)	75	80

		106

Total Corporate Bonds (Cost $4,369)		4,692

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	10,000	4

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
PREFERRED STOCKS — continued
Financial Conduits — continued
Freddie Mac	3,000	$1

Total Preferred Stocks (Cost $324)		5
AFFILIATED MONEY MARKET FUND — 6.8%

PNC Advantage Institutional Money Market Fund, Class I†	336,273	336

Total Affiliated Money Market Fund (Cost $336)		336
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 101.6% (Cost $5,029)		5,033
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.0%

Money Market Funds — 9.2%
AIM STIT Liquid Assets Portfolio	82,922	83
Dreyfus Institutional Cash Advantage Fund	94,642	95
Federated Institutional Prime Money Market Portfolio	88,845	89
Fidelity Institutional Prime Money Market Fund	94,768	95
Merrill Lynch Select Institutional Fund	94,579	94

		456

	Par (000)
Repurchase Agreements — 3.8%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $29,615, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $30,207)	$30	30
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $78,974, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $80,553)	79	79
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $80,595, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $82,211)	80	80

		189

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $645)‡		645
TOTAL INVESTMENTS — 114.6%
(Cost $5,674)*		5,678
Other Assets & Liabilities – (14.6)%		(723)
TOTAL NET ASSETS — 100.0%		$4,955
*	Aggregate cost for Federal income tax purposes is (000) $5,738.

Gross unrealized appreciation (000)	$344
Gross unrealized depreciation (000)	(404)

Net unrealized depreciation (000)	$(60)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 645 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $807 (000) and represents 16.3% of net assets as of August 31, 2010.

(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$336	$ –	$–	$ 336

Corporate Bonds	–	4,692	–	4,692

Preferred Stocks	5	–	–	5

Short Term Investments Purchased With Collateral From Securities Loaned	456	189	–	645

Total Assets – Investments in Securities	$797	$4,881	$–	$5,678

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.8%
Automotive — 4.8%
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	$2,894	$2,958
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	1,213	1,224
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 11/21/12	2,865	2,888
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,105	2,106
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,525	3,547
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	2,000	2,018
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,140	2,158
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	130	131

		17,030

Credit Cards — 1.9%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	3,145	3,233
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	3,400	3,476

		6,709

Utilities — 2.1%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	7,388

Total Asset Backed Securities
(Cost $29,694)		31,127

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	6,170
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,362

Total Collateralized Mortgage Obligations
(Cost $10,404)		11,532

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage,
Series 2006-3, Cl A1
5.685%, 07/10/44	818	825

	Par (000)	Value (000)

Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	$3,250	$3,393

Total Commercial Mortgage-Backed Securities
(Cost $4,214)		4,218

CORPORATE BONDS — 47.2%
Automotive — 0.3%
PACCAR
6.875%, 02/15/14#	850	995

Cable — 2.4%
Comcast
5.700%, 05/15/18	1,163	1,324
DIRECTV Holdings LLC
4.600%, 02/15/21	1,210	1,235
Discovery Communications LLC
5.050%, 06/01/20	1,420	1,536
NBC Universal
5.150%, 04/30/20 (A)	1,660	1,787
Time Warner
4.700%, 01/15/21	1,425	1,496
Time Warner Cable
5.850%, 05/01/17	885	1,009

		8,387

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	1,026	1,132

Consumer Staples — 0.3%
Clorox
5.000%, 03/01/13	1,010	1,103

Energy — 2.9%
Anadarko Petroleum
8.700%, 03/15/19#	800	880
ConocoPhillips
5.750%, 02/01/19#	870	1,039
EQT
8.125%, 06/01/19	475	583
Hess
8.125%, 02/15/19	810	1,056
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	1,231
Nexen
6.200%, 07/30/19#	900	1,039
Suncor Energy
6.100%, 06/01/18	1,330	1,553
Sunoco
9.625%, 04/15/15#	750	895
XTO Energy
4.900%, 02/01/14	1,610	1,803

		10,079

Financials — 13.2%
Ally Financial
0.539%, 12/19/12 (B)	2,170	2,175
American Express
7.000%, 03/19/18#	1,543	1,846
Ameriprise Financial
7.300%, 06/28/19	970	1,199

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of America
5.625%, 07/01/20	$470	$484
Bank of America (MTN)
5.650%, 05/01/18#	1,545	1,606
Bank of Nova Scotia
3.400%, 01/22/15#	750	798
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,212
BB&T (MTN)
5.700%, 04/30/14	1,515	1,698
BP Capital Markets PLC
3.625%, 05/08/14#	1,800	1,786
Capital One Bank USA NA
8.800%, 07/15/19	750	950
Caterpillar Financial Services (MTN)
6.125%, 02/17/14#	1,480	1,701
5.450%, 04/15/18	825	957
Citigroup
5.125%, 05/05/14	2,775	2,924
5.375%, 08/09/20	200	202
Credit Suisse AG
5.400%, 01/14/20	1,620	1,705
Deutsche Bank AG
3.450%, 03/30/15#	1,270	1,322
First Niagara Financial Group
6.750%, 03/19/20	980	1,075
General Electric Capital
5.500%, 01/08/20#	4,890	5,352
Goldman Sachs Group
5.950%, 01/18/18	802	868
6.150%, 04/01/18	1,475	1,611
HSBC Bank PLC
4.125%, 08/12/20 (A)	1,300	1,320
JPMorgan Chase
6.000%, 01/15/18	4,120	4,679
Merrill Lynch (MTN)
6.875%, 04/25/18	1,085	1,194
Morgan Stanley
4.000%, 07/24/15#	720	723
5.500%, 01/26/20	725	734
TIAA Global Markets
4.950%, 07/15/13 (A)	1,000	1,099
UBS AG (MTN)
5.750%, 04/25/18#	925	1,039
Wachovia
5.625%, 10/15/16	1,395	1,539
5.750%, 02/01/18	1,275	1,441
Westpac Banking
3.000%, 08/04/15	1,425	1,441

		46,680

Food, Beverage & Tobacco — 2.7%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (A)	750	961
ConAgra Foods
5.875%, 04/15/14	825	946
Diageo Capital PLC
5.750%, 10/23/17#	1,150	1,350
General Mills
5.650%, 02/15/19	975	1,150

	Par (000)	Value (000)

Kroger
6.150%, 01/15/20	$1,050	$1,252
PepsiCo
7.900%, 11/01/18#	2,247	3,005
Safeway
6.350%, 08/15/17	870	1,032

		9,696

Foreign Agencies — 0.5%
Export Development Canada
2.250%, 05/28/15#	1,780	1,843

Healthcare — 0.4%
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,421

Industrials — 1.4%
Boeing
1.875%, 11/20/12	975	994
GATX
4.750%, 10/01/12	940	989
Lockheed Martin
4.250%, 11/15/19	1,775	1,942
Republic Services
5.000%, 03/01/20	850	920

		4,845

Insurance — 3.4%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	1,320	1,457
Berkshire Hathaway
3.200%, 02/11/15	1,700	1,795
Hartford Financial Services Group
6.300%, 03/15/18	980	1,052
MetLife
6.817%, 08/15/18	925	1,102
7.717%, 02/15/19	1,250	1,567
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,452
Principal Financial Group
8.875%, 05/15/19	875	1,135
Prudential Financial
5.375%, 06/21/20	300	323
Prudential Financial (MTN)
7.375%, 06/15/19	965	1,174
Reinsurance Group of America
6.450%, 11/15/19	955	1,044

		12,101

Materials — 0.7%
ArcelorMittal
5.250%, 08/05/20#	655	642
Dow Chemical
8.550%, 05/15/19	750	940
Newmont Mining
5.125%, 10/01/19#	895	994

		2,576

Real Estate Investment Trusts — 1.5%
AMB Property LP
4.500%, 08/15/17	550	553
6.625%, 12/01/19	450	503

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Digital Realty Trust LP
5.875%, 02/01/20 (A)	$1,510	$1,601
Realty Income
5.950%, 09/15/16	1,035	1,156
Simon Property Group LP
6.750%, 05/15/14#	980	1,134
5.875%, 03/01/17	155	176

		5,123

Retail — 1.5%
Home Depot
5.250%, 12/16/13	925	1,028
Kohl’s
6.250%, 12/15/17	475	565
TJX
6.950%, 04/15/19	1,300	1,658
Wal-Mart Stores
3.625%, 07/08/20#	2,135	2,224

		5,475

Technology — 1.4%
Amphenol
4.750%, 11/15/14	1,100	1,192
Analog Devices
5.000%, 07/01/14	455	501
International Business Machines
7.625%, 10/15/18	1,100	1,471
KLA-Tencor
6.900%, 05/01/18	575	662
Xerox
6.400%, 03/15/16	690	796
5.625%, 12/15/19	430	477

		5,099

Telecommunications — 3.0%
AT&T
5.800%, 02/15/19#	1,930	2,276
British Telecommunications PLC
9.375%, 12/15/10	750	767
Corning
6.200%, 03/15/16	425	494
6.625%, 05/15/19	860	1,038
4.250%, 08/15/20	525	544
Deutsche Telekom International Finance BV
5.750%, 03/23/16	1,250	1,434
GTE
6.840%, 04/15/18	590	705
Telefonica Emisiones SAU
3.729%, 04/27/15	755	781
Verizon Communications
5.500%, 02/15/18	1,270	1,451
8.750%, 11/01/18	855	1,152

		10,642

Transportation — 1.0%
FedEx
7.375%, 01/15/14	975	1,145
Norfolk Southern
5.750%, 01/15/16	900	1,043

	Par (000)	Value (000)

Union Pacific
5.750%, 11/15/17	$1,068	$1,245

		3,433

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 7.7%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,500	1,567
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	1,675	1,726
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	6,760	6,965
2.125%, 12/21/12	7,295	7,522
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	870	894
2.125%, 12/26/12#	7,280	7,518
State Street (TLGP) (FDIC)
2.150%, 04/30/12	1,005	1,033

		27,225

Utilities — 2.6%
Appalachian Power
4.950%, 02/01/15	975	1,064
Dominion Resources
6.400%, 06/15/18	1,000	1,232
Duke Energy Indiana
6.050%, 06/15/16	1,070	1,258
Exelon Generation LLC
6.200%, 10/01/17	875	1,029
Metropolitan Edison
7.700%, 01/15/19	900	1,125
Midamerican Energy Holdings
5.750%, 04/01/18	1,335	1,545
Nisource Finance
6.400%, 03/15/18	875	1,005
Progress Energy
4.875%, 12/01/19	800	881

		9,139

Total Corporate Bonds (Cost $154,641)		166,994

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.4%
Federal National Mortgage Association — 7.4%
5.500%, 12/01/36	3,927	4,226
5.500%, 03/01/38	3,070	3,287
5.000%, 02/01/35	6,053	6,482
5.000%, 03/01/36	4,326	4,619
4.500%, 08/01/20	4,619	4,939
4.500%, 04/01/23	2,654	2,814

		26,367

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,516)		26,367

U.S. TREASURY OBLIGATIONS — 31.4%
U.S. Treasury Inflationary Index Bonds (TIP) — 2.9%
1.625%, 01/15/18	9,360	10,424

U.S. Treasury Notes — 28.5%
4.875%, 07/31/11	15,220	15,855

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
4.250%, 08/15/13	$29,695	$32,811
3.375%, 11/15/19	4,675	5,049
2.375%, 03/31/16	14,360	14,989
2.250%, 01/31/15	21,840	22,842
1.375%, 01/15/13	9,035	9,204

		100,750

Total U.S. Treasury Obligations (Cost $108,034)		111,174

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Class I†	1,932,388	1,932

Total Affiliated Money Market Fund (Cost $1,932)		1,932

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $333,435)		353,344

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.6%
Money Market Funds — 6.3%
AIM STIT Liquid Assets Portfolio	4,062,290	4,062
Dreyfus Institutional Cash Advantage Fund	4,636,436	4,636
Federated Institutional Prime Money Market Portfolio	4,352,453	4,353
Fidelity Institutional Prime Money Market Fund	4,642,617	4,643
Merrill Lynch Select Institutional Fund	4,633,366	4,633

		22,327

	Par (000)
Repurchase Agreements — 2.3%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $1,450,828, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $1,479,841)	$89	88
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $3,868,873, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $3,946,266)	3,869	3,869
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $3,948,305, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $4,027,445)	4,237	4,237

		8,194

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $30,521)		30,521

		Value (000)

TOTAL INVESTMENTS — 108.4% (Cost $363,956)*		$383,865
Other Assets & Liabilities – (8.4)%		(29,888)
TOTAL NET ASSETS — 100.0%		$353,977

* Aggregate cost for Federal income tax purposes is (000) $364,381.
Gross unrealized appreciation (000)	$19,883
Gross unrealized depreciation (000)	(399)

Net unrealized appreciation (000)	$19,484

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 31,595 (000).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $8,220 (000) and represents 2.3% of net assets as of August 31, 2010.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

   Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 1,932	$ –	$–	$ 1,932

Asset-Backed Securities	–	31,127	–	31,127

Collateralized Mortgage Obligations	–	11,532	–	11,532

Commercial Mortgage-Backed Securities	–	4,218	–	4,218

Corporate Bonds	–	166,994	–	166,994

Short Term Investments Purchased With Collateral From Securities Loaned	22,327	8,194	–	30,521

U.S. Government Agency Mortgage-Backed Obligations	–	26,367	–	26,367

U.S. Treasury Obligations	–	111,174	–	111,174

Total Assets – Investments in Securities	$24,259	$359,606	$–	$383,865

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 12.9%
Automotive — 7.5%
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	$1,173	$1,199
Ford Credit Auto Owner Trust,
Series 2007-A, Cl A3A
5.400%, 08/15/11	1	1
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	504	509
Harley-Davidson Motorcycle Trust,
Series 2009-2, Cl A2
2.000%, 07/15/12	381	382
Honda Auto Receivables Owner Trust,
Series 2008-1, Cl A3
4.470%, 01/18/11	599	604
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 11/21/12	2,230	2,248
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,230	2,231
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	3,970	4,017
Nissan Auto Lease Trust,
Series 2009-A, Cl A2
2.010%, 04/15/11	37	37
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,840	3,864
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	1,866	1,922
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3
3.200%, 02/15/13	650	662
USAA Auto Owner Trust,
Series 2006-4, Cl A4
4.980%, 10/15/12	736	739
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	880	888
Volkswagen Auto Lease Trust,
Series 2009-A, Cl A2
2.870%, 07/15/11	68	68
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,280	2,299
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	1,307	1,328

		22,998

Credit Cards — 3.9%
Capital One Multi-Asset Execution Trust,
Series 2009-A2, Cl A2
3.200%, 04/15/14	3,450	3,519

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	$4,800	$4,934
GE Capital Credit Card Master Note Trust,
Series 2009-3, Cl A
2.540%, 09/15/14	700	712
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	2,825	2,888

		12,053

Equipment — 1.1%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	3,385	3,418

Mortgage Related — 0.0%
GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	51	50

Utilities — 0.4%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	689	700
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	465	478

		1,178

Total Asset Backed Securities (Cost $39,343)		39,697

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
Chase Mortgage Finance,
Series 2003-S4, Cl 2A2
5.000%, 04/25/18	19	19
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	39	39
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,196	2,279
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	839	863
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	3,985	4,156
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,296	1,348
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	2,000	2,099
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,472	1,546
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	475	486
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	4,000	4,221
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,500	1,531
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	2,155	2,193
Freddie Mac, Series 3057, Cl DG
4.500%, 07/15/23	2,271	2,356

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	$2,087	$2,240
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	6,384	6,770
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,954	2,083
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	220	235

Total Collateralized Mortgage Obligations (Cost $33,932)		34,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	2,100	2,192
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,750	1,814
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	1,091	1,090

Total Commercial Mortgage-Backed Securities (Cost $5,038)		5,096

CORPORATE BONDS — 28.1%
Automotive — 0.7%
PACCAR
6.375%, 02/15/12	280	301
6.875%, 02/15/14#	225	263
Toyota Motor Credit (MTN)
1.375%, 08/12/13	1,560	1,564

		2,128

Cable — 0.8%
Comcast
5.300%, 01/15/14	1,475	1,642
Time Warner Cable
5.400%, 07/02/12#	360	386
8.250%, 02/14/14	400	478

		2,506

Consumer Discretionary — 0.4%
Walt Disney
4.700%, 12/01/12	1,000	1,086

Energy — 1.1%
BP Capital Markets PLC
3.125%, 03/10/12#	650	651
Devon Energy
5.625%, 01/15/14	275	309
Hess
7.000%, 02/15/14	500	584
Husky Energy
5.900%, 06/15/14	525	586
PSEG Power LLC
2.500%, 04/15/13#	500	512
Shell International Finance BV
1.875%, 03/25/13	450	459

	Par (000)	Value (000)

XTO Energy
7.500%, 04/15/12	$410	$454

		3,555

Financials — 12.3%
American Express
7.250%, 05/20/14	550	640
American Express Credit (MTN)
7.300%, 08/20/13	1,000	1,146
ANZ National International
2.375%, 12/21/12# (A)	1,465	1,485
Bank of America
4.250%, 10/01/10	1,000	1,003
6.250%, 04/15/12	235	250
4.875%, 01/15/13#	755	794
Bank of Montreal
2.125%, 06/28/13	800	822
Bank of Nova Scotia
2.250%, 01/22/13	1,370	1,405
Barclays Bank PLC
5.450%, 09/12/12	370	399
2.500%, 01/23/13	1,000	1,018
BB&T
3.100%, 07/28/11	625	638
Caterpillar Financial Services (MTN)
1.900%, 12/17/12	500	509
4.250%, 02/08/13	765	821
Citigroup
6.000%, 12/13/13	1,405	1,516
Credit Suisse (MTN)
3.450%, 07/02/12#	2,890	2,993
Deutsche Bank AG
2.375%, 01/11/13	1,385	1,410
General Electric Capital
5.900%, 05/13/14	1,000	1,131
General Electric Capital (MTN)
6.000%, 06/15/12	1,745	1,886
Goldman Sachs Group
5.250%, 10/15/13	2,500	2,706
Greenpoint Bank
9.250%, 10/01/10	425	427
HSBC Finance
5.700%, 06/01/11	840	869
John Deere Capital (MTN)
5.250%, 10/01/12	1,345	1,457
JPMorgan Chase
3.125%, 12/01/11	1,125	1,163
4.750%, 05/01/13	2,180	2,363
Morgan Stanley
5.300%, 03/01/13	1,656	1,770
Nordea Bank AB
2.500%, 11/13/12 (A)	700	714
PACCAR Financial (MTN)
1.950%, 12/17/12	225	228
UBS AG
2.250%, 08/12/13	600	603
US Bancorp
2.000%, 06/14/13	1,290	1,320
Wachovia (MTN)
5.500%, 05/01/13	2,425	2,662

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Westpac Banking
2.250%, 11/19/12#	$1,740	$1,770

		37,918

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch Inbev Worldwide
3.000%, 10/15/12	510	526
General Mills
6.000%, 02/15/12	544	583
Pepsi
4.650%, 02/15/13	950	1,036

		2,145

Healthcare — 0.3%
Novartis Capital
4.125%, 02/10/14#	400	437
Pfizer
4.450%, 03/15/12	450	475

		912

Information Technology — 0.5%
Electronic Data Systems LLC
6.000%, 08/01/13	710	806
International Business Machines
2.100%, 05/06/13	770	794

		1,600

Insurance — 1.6%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	525	580
Berkshire Hathaway Finance
4.600%, 05/15/13	640	698
MetLife
2.375%, 02/06/14	1,915	1,922
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	932
Prudential Financial (MTN)
2.750%, 01/14/13	730	741

		4,873

Real Estate Investment Trusts — 0.1%
Liberty Property LP
7.250%, 03/15/11	402	413

Retail — 0.5%
Home Depot
5.200%, 03/01/11	475	485
Kroger
7.500%, 01/15/14	925	1,094

		1,579

Sovereign Agency — 1.2%
Eksportfinans ASA (MTN)
5.125%, 10/26/11	1,000	1,051
European Investment Bank
4.625%, 03/21/12	1,000	1,062
Kreditanstalt fuer Wiederaufbau
1.375%, 07/15/13	650	659

	Par (000)	Value (000)

Province of Ontario
1.875%, 11/19/12#	$1,000	$1,023

		3,795

Telecommunications — 1.7%
AT&T
4.950%, 01/15/13	1,000	1,089
6.700%, 11/15/13	860	996
British Telecommunications PLC
9.375%, 12/15/10	540	552
Cell Partnership / Verizon Wireless Capital LLC
5.250%, 02/01/12#	325	345
Telefonica Emisiones SAU
2.582%, 04/26/13#	575	583
Verizon New England
6.500%, 09/15/11	665	702
Verizon Pennsylvania
5.650%, 11/15/11	1,070	1,123

		5,390

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.6%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,965	3,097
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	2,775	2,859
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	645	653
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11	1,725	1,784
John Deere Capital (MTN) (TLGP) (FDIC)
2.875%, 06/19/12	1,150	1,196
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	815	838
KeyBank (TLGP) (FDIC)
3.200%, 06/15/12	1,000	1,046
SunTrust Bank (MTN) (TLGP) (FDIC)
3.000%, 11/16/11	1,000	1,030
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11	1,625	1,678

		14,181

Utilities — 1.6%
Carolina Power & Light
6.500%, 07/15/12	515	563
Consolidated Edison
5.550%, 04/01/14	490	554
FPL Group Capital (FRN)
0.818%, 11/09/12 (B)	1,000	1,004
Midamerican Energy Holdings
3.150%, 07/15/12	1,400	1,448
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	170	176
Progress Energy
6.050%, 03/15/14	450	511
Xcel Energy
7.000%, 12/01/10	588	597

		4,853

Total Corporate Bonds (Cost $83,841)		86,934

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.2%
Federal Home Loan Mortgage Corporation — 3.5%
6.000%, 05/01/21	$1,204	$1,303
5.500%, 03/01/22	1,230	1,323
5.500%, 04/01/22	1,669	1,797
5.052%, 03/01/36 (B)	1,425	1,514
4.500%, 02/01/19	970	1,029
4.500%, 05/01/19	3,478	3,689

		10,655

Federal National Mortgage Association — 4.7%
6.000%, 09/01/16	346	371
5.534%, 09/01/36 (B)	819	863
5.500%, 09/01/17	914	992
5.500%, 10/01/17	397	430
5.500%, 11/01/18	778	843
5.196%, 12/01/34 (B)	474	497
5.000%, 06/01/18	791	847
5.000%, 12/01/21	1,288	1,379
4.935%, 01/01/36 (B)	1,437	1,527
4.876%, 04/01/35 (B)	1,273	1,328
4.500%, 04/01/14	239	247
4.500%, 06/01/21	3,568	3,815
2.725%, 08/01/33 (B)	637	656
2.688%, 07/01/34 (B)	650	675
2.665%, 11/01/32 (B)	81	84

		14,554

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,231)		25,209

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Bank — 0.3%
3.375%, 09/10/10	1,000	1,001

Federal Home Loan Mortgage Corporation — 2.6%
4.875%, 11/15/13	2,500	2,810
2.125%, 09/21/12	4,970	5,115

		7,925

Federal National Mortgage Association — 1.7%
4.625%, 10/15/13	1,250	1,391
4.375%, 09/15/12#	3,500	3,761

		5,152

Total U.S. Government Agency Obligations (Cost $13,443)		14,078

U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Notes — 30.9%
4.750%, 01/31/12	4,640	4,929
4.625%, 08/31/11	6,680	6,967
4.125%, 08/31/12	1,250	1,341
3.125%, 04/30/13	2,685	2,865
2.000%, 11/30/13	11,630	12,084
1.875%, 06/15/12	2,000	2,051
1.375%, 03/15/12	14,330	14,547
1.375%, 09/15/12	12,425	12,645
1.375%, 01/15/13	18,700	19,049
1.125%, 06/30/11	3,200	3,223
1.125%, 01/15/12	1,500	1,515

	Par (000)	Value (000)

1.000%, 09/30/11	$14,000	$14,101

Total U.S. Treasury Obligations (Cost $94,385)		95,317

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Class I†	7,560,898	7,561

Total Affiliated Money Market Fund (Cost $7,561)		7,561

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $301,774)		308,356

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.1%
Money Market Funds — 2.2%
AIM STIT Liquid Assets Portfolio	1,243,389	1,244
Dreyfus Institutional Cash Advantage Fund	1,419,125	1,419
Federated Institutional Prime Money Market Portfolio	1,332,203	1,332
Fidelity Institutional Prime Money Market Fund	1,421,017	1,421
Merrill Lynch Select Institutional Fund	1,418,185	1,418

		6,834

	Par (000)
Repurchase Agreements — 0.9%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $444,071, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $452,951)	$444	444
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $1,184,188, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $1,207,877)	1,184	1,184
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $1,208,501, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $1,232,724)	1,209	1,209

		2,837

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $9,671)		9,671

TOTAL INVESTMENTS — 103.0% (Cost $311,445)*		318,027

Other Assets & Liabilities – (3.0)%		(9,283)

TOTAL NET ASSETS — 100.0%		$308,744

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $311,449.

Gross unrealized appreciation (000)	$6,691
Gross unrealized depreciation (000)	(113)

Net unrealized appreciation (000)	$6,578

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 9,671 (000).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,199 (000) and represents 0.7% of net assets as of August 31, 2010.

(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 7,561	$ –	$–	$ 7,561

Asset-Backed Securities	–	39,697	–	39,697

Collateralized Mortgage Obligations	–	34,464	–	34,464

Commercial Mortgage-Backed Securities	–	5,096	–	5,096

Corporate Bonds	–	86,934	–	86,934

Short Term Investments Purchased With Collateral From Securities Loaned	6,834	2,837		9,671

U.S. Government Agency Mortgage-Backed Obligations	–	25,209	–	25,209

U.S. Government Agency Obligations	–	14,078	–	14,078

U.S. Treasury Obligations	–	95,317	–	95,317

Total Assets – Investments in Securities	$14,395	$303,632	$–	$318,027

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 9.0%
Automotive — 3.9%
Carmax Auto Owner Trust, Series 2009-1, Cl A3
4.120%, 03/15/13	$500	$ 513
Harley-Davidson Motorcycle Trust, Series 2007-2, Cl A4
5.120%, 08/15/13	35	36
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	108	108
Honda Auto Receivables Owner Trust, Series 2009-2, Cl A3
2.790%, 01/15/13	395	401
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 11/21/12	1,830	1,845
Hyundai Auto Receivables Trust, Series 2007-A, Cl A3A
5.040%, 01/17/12	0	0
Hyundai Auto Receivables Trust, Series 2009-A, Cl A3
2.030%, 08/15/13	215	218
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3
0.970%, 04/15/15	1,000	1,000
Nissan Auto Receivables Owner Trust, Series 2009-A, Cl A3
3.200%, 02/15/13	850	866
USAA Auto Owner Trust, Series 2008-3, Cl A3
4.280%, 10/15/12	277	281
USAA Auto Owner Trust, Series 2009-1, Cl A3
3.020%, 06/17/13	425	432
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 02/18/14	1,325	1,337
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Cl A3
4.500%, 07/20/12	6	6
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	1,405	1,417
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	93	94
World Omni Auto Receivables Trust, Series 2009-A, Cl A3
3.330%, 05/15/13	300	306

		8,860

Credit Cards — 2.5%
BA Credit Card Trust, Series 2007-A8, Cl A8
5.590%, 11/17/14	40	44
Capital One Multi-Asset Execution Trust, Series 2006-A6, Cl A6
5.300%, 02/18/14	170	175

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2005-A4, Cl A4
4.400%, 06/20/14	$25	$27
Citibank Credit Card Issuance Trust, Series 2005-A7, Cl A7
4.750%, 10/22/12	195	196
Citibank Credit Card Issuance Trust, Series 2009-A4, Cl A4
4.900%, 06/23/16	1,100	1,233
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5
2.250%, 12/23/14	1,585	1,629
Discover Card Master Trust, Series 2008-A4, Cl A4
5.650%, 12/15/15	160	179
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A
2.210%, 06/15/16	2,270	2,321

		5,804

Equipment — 0.1%
CNH Equipment Trust, Series 2009-A, Cl A3
5.280%, 11/15/12	265	271
John Deere Owner Trust, Series 2008-A, Cl A3
4.180%, 06/15/12	39	39

		310

Utilities — 2.5%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,830
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	1,767	1,816

		5,646

Total Asset Backed Securities (Cost $19,427)		20,620

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,547
Freddie Mac, Series 2882, Cl BA
5.000%, 10/15/32	2,800	2,960
Freddie Mac, Series 3220, Cl PC
6.000%, 11/15/32	17	18
Ginnie Mae, Series 2008-22, Cl B
4.500%, 12/16/38	15	16
Ginnie Mae, Series 2008-48, Cl D
5.243%, 10/16/39 (A)	25	28
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,138	1,200
Ginnie Mae, Series 2009-27, Cl A
3.279%, 07/16/37	1,284	1,343

Total Collateralized Mortgage Obligations (Cost $9,076)		10,112

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	$1,100	$1,199
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	2,000	2,143
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,750	1,814
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Cl A2
5.811%, 12/10/49 (A)	20	21
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	1,230	1,229
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40	2,500	2,736
First Union National Bank Commercial Mortgage, Series 2002-C1, Cl A2
6.141%, 02/12/34	9	10
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Cl A2
4.064%, 09/15/27 (A)	3	3
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Cl A2
5.532%, 03/15/32	1,150	1,163
Morgan Stanley Capital I, Series 2007-HQ11, Cl A2
5.359%, 02/12/44	50	52
Morgan Stanley Capital I, Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	458
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Cl A2
6.592%, 12/18/33	2	2
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Cl A3
6.164%, 04/15/34	13	13
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Cl A2
4.043%, 11/15/34	5	5
Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Cl A4
4.748%, 02/15/41	30	32
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Cl A3
5.679%, 10/15/48	45	48
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Cl A2
5.421%, 04/15/47	1,760	1,822

Total Commercial Mortgage-Backed Securities (Cost $11,351)		12,750

CORPORATE BONDS — 39.1%
Cable — 2.5%
Comcast
5.700%, 05/15/18#	160	182
5.150%, 03/01/20	435	474

	Par (000)	Value (000)

CSC Holdings LLC
8.500%, 06/15/15	$200	$217
DIRECTV Holdings LLC
4.600%, 02/15/21	765	781
Discovery Communications LLC
5.050%, 06/01/20	500	541
DISH DBS
7.750%, 05/31/15	280	293
NBC Universal
5.150%, 04/30/20 (B)	1,080	1,162
News America Holdings
8.450%, 08/01/34	735	990
Time Warner Cable
8.250%, 02/14/14	450	538
5.850%, 05/01/17	400	456

		5,634

Consumer Discretionary — 1.1%
Hasbro
6.300%, 09/15/17	505	557
Mohawk Industries
6.875%, 01/15/16	450	465
Pulte Homes
6.375%, 05/15/33	1,050	819
Stanley Black & Decker
6.150%, 10/01/13	10	11
5.902%, 12/01/45 (A)	750	750

		2,602

Consumer Non-Cyclical — 0.4%
Hanesbrands
8.000%, 12/15/16	360	375
4.121%, 12/15/14 (A)	200	190
Live Nation Entertainment
8.125%, 05/15/18 (B)	250	241
Quiksilver
6.875%, 04/15/15	200	185

		991

Consumer Services — 1.2%
Browning-Ferris Industries
9.250%, 05/01/21	750	957
Education Management LLC
8.750%, 06/01/14#	330	323
Iron Mountain
8.750%, 07/15/18	275	290
MGM Mirage
11.125%, 11/15/17	200	223
Royal Caribbean Cruises
11.875%, 07/15/15	516	608
Speedway Motorsports
6.750%, 06/01/13	100	100
Universal City Development Partners
10.875%, 11/15/16 (B)	250	267

		2,768

Consumer Staples — 0.3%
Constellation Brands
8.375%, 12/15/14	500	544

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Staples — continued
TreeHouse Foods
7.750%, 03/01/18	$75	$79

		623

Energy — 4.8%
Anadarko Petroleum
6.375%, 09/15/17#	900	890
Chesapeake Energy
6.625%, 08/15/20	300	301
6.500%, 08/15/17	375	381
Cloud Peak Energy Resources LLC
8.500%, 12/15/19 (B)	200	208
ConocoPhillips
5.750%, 02/01/19#	640	764
Copano Energy LLC
7.750%, 06/01/18	575	575
Denbury Resources
8.250%, 02/15/20	249	266
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	590	630
Encore Acquisition
9.500%, 05/01/16	325	354
EQT
8.125%, 06/01/19	345	424
Hess
5.600%, 02/15/41	500	519
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	555	634
MarkWest Energy Partners LP
8.500%, 07/15/16	225	235
Nexen
5.875%, 03/10/35	650	678
OPTI Canada
9.000%, 12/15/12 (B)	300	301
Peabody Energy
6.500%, 09/15/20	475	499
PHI
7.125%, 04/15/13	495	477
SeaRiver Maritime
0.000%, 09/01/12 (C)	845	806
Suncor Energy
6.100%, 06/01/18	690	806
Sunoco
9.625%, 04/15/15#	325	388
Tesoro
9.750%, 06/01/19	400	431
XTO Energy
5.750%, 12/15/13	350	401

		10,968

Financials — 11.2%
Ally Financial
0.539%, 12/19/12 (A)	1,560	1,564
American Express
7.000%, 03/19/18#	785	939
Ameriprise Financial
7.300%, 06/28/19	550	680
Bank of America
6.500%, 08/01/16	665	743
5.625%, 07/01/20	435	448

	Par (000)	Value (000)

Bank of America (MTN)
5.650%, 05/01/18#	$845	$878
Barclays Bank PLC
6.750%, 05/22/19	715	845
BB&T (MTN)
5.700%, 04/30/14	675	757
BNY Mellon (MTN)
3.100%, 01/15/15#	390	409
BP Capital Markets PLC
3.625%, 05/08/14#	1,050	1,042
Capital One Bank USA NA
6.500%, 06/13/13	5	6
Capital One Financial
7.375%, 05/23/14#	500	583
Citigroup
6.010%, 01/15/15	575	619
5.375%, 08/09/20	250	252
5.125%, 05/05/14	715	753
Credit Suisse AG
5.400%, 01/14/20	230	242
Deutsche Bank AG
3.450%, 03/30/15#	665	692
First Niagara Financial Group
6.750%, 03/19/20	635	697
Ford Motor Credit LLC
7.000%, 04/15/15#	700	723
General Electric Capital (MTN)
6.750%, 03/15/32	1,300	1,470
3.500%, 06/29/15#	250	259
Goldman Sachs Group
6.150%, 04/01/18	1,410	1,540
5.950%, 01/18/18	15	16
HSBC Bank USA NA
4.875%, 08/24/20	575	594
4.625%, 04/01/14	610	651
International Lease Finance
6.500%, 09/01/14 (B)	600	615
JPMorgan Chase
6.125%, 06/27/17	20	23
6.000%, 01/15/18	1,400	1,590
3.125%, 12/01/11	1,300	1,344
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,170	1,117
Merrill Lynch (MTN)
6.875%, 04/25/18	155	171
Morgan Stanley
4.750%, 04/01/14	815	839
4.000%, 07/24/15#	250	251
Prudential Financial (MTN)
3.875%, 01/14/15	310	323
USB Capital XIII Trust
6.625%, 12/15/39	750	828
Wachovia Capital Trust III
5.800%, 03/15/42 (A)	770	653
Wells Fargo
3.750%, 10/01/14	480	506

		25,662

Food, Beverage & Tobacco — 0.3%
General Mills
5.650%, 02/15/19	120	141

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
PepsiCo
5.500%, 01/15/40	$550	$640

		781

Healthcare — 0.3%
HCA
8.500%, 04/15/19	300	329
Mylan
7.875%, 07/15/20 (B)	350	365

		694

Industrials — 2.2%
Avnet
5.875%, 06/15/20	275	290
Baldor Electric
8.625%, 02/15/17	325	344
H&E Equipment Services
8.375%, 07/15/16	700	686
Lockheed Martin
5.500%, 11/15/39	515	578
Martin Marietta Materials
6.250%, 05/01/37	910	1,010
Masco
7.125%, 03/15/20	560	568
Northrop Grumman
5.050%, 08/01/19	285	325
United Technologies
6.125%, 07/15/38#	595	735
USG
6.300%, 11/15/16	250	218
Valmont Industries
6.625%, 04/20/20	315	325

		5,079

Insurance — 1.6%
Berkshire Hathaway Finance
5.750%, 01/15/40	305	344
Hartford Financial Services Group
6.300%, 03/15/18	635	681
MetLife
6.817%, 08/15/18	1,000	1,192
Principal Financial Group
8.875%, 05/15/19	275	357
Prudential Financial (MTN)
7.375%, 06/15/19	300	365
Reinsurance Group of America
6.450%, 11/15/19	575	628

		3,567

Materials — 1.9%
Alcoa
6.150%, 08/15/20	625	630
ArcelorMittal
7.000%, 10/15/39	580	595
Ball
7.125%, 09/01/16	225	241
Bemis
5.650%, 08/01/14	360	403
Dow Chemical
5.900%, 02/15/15#	950	1,052

	Par (000)	Value (000)

Newmont Mining
5.125%, 10/01/19#	$535	$594
Owens-Illinois
7.800%, 05/15/18	500	535
Rock-Tenn
9.250%, 03/15/16	225	247

		4,297

Real Estate Investment Trusts — 1.5%
AMB Property LP
6.625%, 12/01/19	425	475
4.500%, 08/15/17	225	226
Digital Realty Trust LP
5.875%, 02/01/20 (B)	900	954
Host Hotels & Resorts LP
7.125%, 11/01/13	300	305
Realty Income
6.750%, 08/15/19	500	577
5.750%, 01/15/21	115	122
Simon Property Group LP
6.750%, 05/15/14#	310	359
5.875%, 03/01/17	285	324

		3,342

Retail — 2.3%
Advance Auto Parts
5.750%, 05/01/20	200	215
GameStop
8.000%, 10/01/12	275	281
Home Depot
5.875%, 12/16/36	390	416
Kohl’s
6.875%, 12/15/37	500	631
Kroger
7.500%, 01/15/14	1,050	1,242
6.400%, 08/15/17	20	24
Limited Brands
8.500%, 06/15/19	450	509
7.000%, 05/01/20	50	52
Safeway
6.250%, 03/15/14	275	317
TJX
6.950%, 04/15/19	385	491
Wal-Mart Stores
5.625%, 04/01/40	930	1,078

		5,256

Technology — 0.6%
BE Aerospace
8.500%, 07/01/18	240	257
KLA-Tencor
6.900%, 05/01/18	300	346
Mantech International Corp
7.250%, 04/15/18	250	255
TransDigm
7.750%, 07/15/14	150	154
Xerox
6.400%, 03/15/16	420	484

		1,496

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.8%
AT&T
6.400%, 05/15/38	$1,000	$1,156
6.300%, 01/15/38#	450	516
Bellsouth Capital Funding
7.875%, 02/15/30	15	19
Corning
6.200%, 03/15/16	705	820
4.250%, 08/15/20	10	10
GTE
6.940%, 04/15/28	790	924
Telefonica Emisiones SAU
3.729%, 04/27/15	470	486
Verizon Communications
6.400%, 02/15/38	155	182

		4,113

Transportation — 0.6%
Burlington Northern Santa Fe
7.000%, 02/01/14#	330	386
5.750%, 03/15/18	15	17
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	21	21
8.000%, 02/01/18# (B)	250	266
Norfolk Southern
7.250%, 02/15/31	10	13
5.750%, 01/15/16	500	580

		1,283

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 1.2%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,550	2,664
Citigroup Funding (MTN) (TLGP) (FDIC)
2.000%, 03/30/12	25	25

		2,689

Utilities — 3.3%
Appalachian Power
4.950%, 02/01/15	695	758
Atlantic City Electric
7.750%, 11/15/18	230	294
Bruce Mansfield Unit
6.850%, 06/01/34	638	695
Carolina Power & Light
5.300%, 01/15/19	110	128
Dominion Resources
7.000%, 06/15/38#	350	455
6.400%, 06/15/18	710	875
Duke Energy Carolinas LLC
5.300%, 02/15/40	520	583
Exelon Generation LLC
6.200%, 10/01/17	590	694
5.200%, 10/01/19	330	366
IPALCO Enterprises
8.625%, 11/14/11	200	210
Midamerican Energy Holdings
6.125%, 04/01/36	520	603
NiSource Finance
6.800%, 01/15/19	400	471
NRG Energy
7.250%, 02/01/14	525	536

	Par (000)	Value (000)

Progress Energy
4.875%, 12/01/19	$415	$457
Puget Sound Energy
5.757%, 10/01/39#	375	413

		7,538

Total Corporate Bonds (Cost $82,267)		89,383

LOAN AGREEMENT — 0.3%
HCA
0.775%, 11/16/12 (A)	601	578

Total Loan Agreement (Cost $590)		578

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.0%
Federal Home Loan Mortgage Corporation — 5.5%
8.000%, 10/01/29	4	4
8.000%, 09/01/30	1	1
8.000%, 12/01/30	1	1
7.500%, 07/01/26	3	4
7.500%, 09/01/30	2	2
6.500%, 11/01/17	2	3
6.000%, 08/01/17	10	11
6.000%, 12/01/35	1,900	2,056
6.000%, 07/01/37	1,197	1,289
5.500%, 10/01/18	1,039	1,122
5.500%, 04/01/33	39	42
5.500%, 04/01/36	26	28
5.500%, 12/01/36	444	476
5.500%, 09/01/37	400	429
5.342%, 12/01/36 (A)	19	20
5.052%, 03/01/36 (A)	1,652	1,755
5.000%, 11/01/18	1,135	1,215
5.000%, 01/01/19	1,026	1,099
5.000%, 08/01/20	10	11
5.000%, 10/01/34	1,382	1,478
5.000%, 04/01/36	40	42
5.000%, 08/01/36	36	39
5.000%, 04/01/38	27	28
4.935%, 01/01/36 (A)	19	20
4.500%, 11/01/18	1,294	1,367

		12,542

Federal National Mortgage Association — 15.8%
8.000%, 08/01/27	38	44
8.000%, 09/01/27	4	5
8.000%, 10/01/27	2	2
7.500%, 08/01/26	5	6
7.500%, 10/01/27	28	32
7.500%, 04/01/30	2	2
7.500%, 01/01/31	5	6
7.500%, 04/01/31	4	4
7.500%, 08/01/31	14	16
7.000%, 04/01/11	1	1
7.000%, 09/01/14	2	3
7.000%, 04/01/27	7	8
7.000%, 10/01/27	1	1
7.000%, 11/01/27	16	18
7.000%, 03/01/29	41	46

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association —
7.000%, 07/01/31	$7	$8
7.000%, 08/01/32	3	4
6.500%, 07/01/17	7	8
6.000%, 06/01/17	8	9
6.000%, 08/01/23	827	892
6.000%, 07/01/32	7	7
6.000%, 09/01/32	5	6
6.000%, 11/01/32	7	8
6.000%, 12/01/36	2,196	2,372
5.500%, 09/01/17	1,728	1,875
5.500%, 01/01/19	11	12
5.500%, 05/01/33	10	11
5.500%, 06/01/33	19	20
5.500%, 01/01/34	1,204	1,301
5.500%, 04/01/34	1,700	1,837
5.500%, 03/01/35	14	15
5.500%, 10/01/35	12	13
5.500%, 03/01/36	27	29
5.500%, 12/01/36	1,111	1,195
5.500%, 04/01/37	2,928	3,135
5.500%, 06/01/37	899	964
5.500%, 02/01/38	10	10
5.500%, 03/01/38	11	12
5.000%, 02/01/19	41	44
5.000%, 06/01/20	1,988	2,127
5.000%, 07/01/33	192	202
5.000%, 11/01/35	2,818	3,009
5.000%, 01/01/36	1,245	1,329
5.000%, 03/01/36	1,320	1,409
5.000%, 05/01/36	2,458	2,625
5.000%, 02/01/38	2,496	2,665
4.500%, 08/01/20	1,346	1,439
4.500%, 04/01/23	1,613	1,710
4.500%, 11/01/33	16	17
4.500%, 09/01/35	3,573	3,777
4.500%, 06/01/39	1,842	1,943
2.629%, 08/01/35 (A)	14	14

		36,247

Government National Mortgage Association — 1.7%
10.000%, 05/15/19	2	3
9.000%, 11/15/16	7	7
9.000%, 11/15/19	5	6
9.000%, 05/15/21	1	1
9.000%, 06/15/21	41	48
9.000%, 08/15/21	9	10
9.000%, 09/15/21	20	22
8.500%, 08/15/27	16	19
8.000%, 02/15/23	15	17
8.000%, 09/15/27	7	9
7.500%, 10/15/29	25	29
7.500%, 01/15/32	18	20
7.000%, 02/15/12	2	2
7.000%, 02/15/17	95	102
7.000%, 05/20/24	3	4
7.000%, 10/15/25	6	7
7.000%, 01/15/27	7	7
7.000%, 09/15/27	5	5
7.000%, 10/15/27	48	55
7.000%, 12/15/27	2	3

	Par (000)	Value (000)

7.000%, 04/15/28	$1	$2
7.000%, 04/15/29	4	4
6.500%, 02/15/26	5	5
6.500%, 03/15/26	2	3
6.500%, 04/15/32	3	4
6.000%, 02/15/32	7	8
5.000%, 09/15/39	3,257	3,506

		3,908

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $49,538)		52,697

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corporation — 0.4%
2.000%, 09/28/12	915	916
Federal National Mortgage Association — 0.7%
3.000%, 10/29/14	1,560	1,566

Total U.S. Government Agency Obligations (Cost $2,472)		2,482

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds — 2.4%
4.500%, 02/15/36	3,030	3,576
4.750%, 02/15/37	1,605	1,971

		5,547

U.S. Treasury Inflationary Index Bonds (TIP) — 1.8%
1.625%, 01/15/18	1,490	1,659
0.625%, 04/15/13	2,250	2,374

		4,033

U.S. Treasury Notes — 11.3%
4.875%, 07/31/11	6,200	6,459
3.375%, 11/15/19	1,855	2,004
2.375%, 03/31/16	175	183
2.250%, 01/31/15	3,665	3,833
1.375%, 04/15/12	685	696
1.375%, 01/15/13	5,340	5,440
1.250%, 11/30/10	1,310	1,313
1.000%, 07/31/11	1,515	1,525
2.375%, 08/31/14	4,200	4,418

		25,871

Total U.S. Treasury Obligations (Cost $34,756)		35,451

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	77,000	$31
Freddie Mac	52,400	19

Total Preferred Stocks (Cost $3,083)		50

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Class I	3,758,136	3,758

Total Affiliated Money Market Fund (Cost $3,758)		3,758

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $216,318)		227,881

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.0%
Money Market Funds — 3.5%
AIM STIT Liquid Assets Portfolio	1,467,345	1,467
Dreyfus Institutional Cash Advantage Fund	1,674,734	1,675
Federated Institutional Prime Money Market Portfolio	1,572,156	1,572
Fidelity Institutional Prime Money Market Fund	1,676,966	1,677
Merrill Lynch Select Institutional Fund	1,673,624	1,674

		8,065

	Par (000)
Repurchase Agreements — 1.5%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $524,056, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $534,535)	$524	524
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $1,397,481, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $1,425,436)	1,397	1,397
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $1,426,173, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $1,454,759)	1,426	1,426
		3,347

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,412)		11,412

TOTAL INVESTMENTS — 104.6% (Cost $227,730)*		239,293
Other Assets & Liabilities – (4.6)%		(10,558)
TOTAL NET ASSETS — 100.0%		$228,735
*	Aggregate cost for Federal income tax purposes is (000) $227,798.

Gross unrealized appreciation (000)	$14,740
Gross unrealized depreciation (000)	(3,244)

Net unrealized appreciation (000)	$11,496

#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 11,413 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $4,379 (000) and represents 1.9% of net assets as of August 31, 2010.

(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$ 3,758	$ –	$–	$ 3,758

Asset-Backed Securities	–	20,620	–	20,620

Collateralized Mortgage Obligations	–	10,112	–	10,112

Commercial Mortgage-Backed Securities	–	12,750	–	12,750

Corporate Bonds	–	89,383	–	89,383

Loan Agreement	–	578	–	578

Preferred Stocks	50	–	–	50

Short Term Investments Purchased With Collateral From Securities Loaned	8,065	3,347	–	11,412

U.S. Government Agency Mortgage-Backed Obligations	–	52,697	–	52,697

U.S. Government Agency Obligations	–	2,482	–	2,482

U.S. Treasury Obligations	–	35,451	–	35,451

Total Assets – Investments in Securities	$11,873	$227,420	$–	$239,293

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 15.5%
Automotive — 8.5%
BMW Vehicle Lease Trust,
Series 2009-1, Cl A3
2.910%, 03/15/12	$3,926	$3,966
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	578	583
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A2
1.210%, 01/15/12	749	750
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A2
2.220%, 05/15/11	336	336
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/13	4,825	4,902
Hyundai Auto Receivables Trust,
Series 2007-A, Cl A3A
5.040%, 01/17/12	420	422
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A2
0.570%, 03/15/13	3,620	3,620
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A2
0.700%, 08/15/12	3,955	3,960
Nissan Auto Lease Trust,
Series 2010-A, Cl A2
1.100%, 03/15/13	4,850	4,861
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	68	69
Volkswagen Auto Lease Trust,
Series 2009-A, Cl A3
3.410%, 04/16/12	4,000	4,071
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A2
0.660%, 05/21/12	2,425	2,427
Wachovia Auto Owner Trust,
Series 2007-A, Cl A4
5.490%, 04/22/13	4,240	4,355
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	1,962	1,993
World Omni Auto Receivables Trust,
Series 2006-B, Cl A4
5.120%, 06/15/12	462	466
World Omni Auto Receivables Trust,
Series 2010-A, Cl A2
0.700%, 06/15/12	1,925	1,926

		38,707

Credit Cards — 5.5%
American Express Credit Account Master Trust,
Series 2006-2, Cl A
5.350%, 01/15/14	3,375	3,503
American Express Credit Account Master Trust,
Series 2007-5, Cl A
0.306%, 12/15/14 (A)	2,500	2,494
BA Credit Card Trust, Series 2008-A5, Cl A5
1.476%, 12/16/13 (A)	1,425	1,437

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2006-A10, Cl A10
5.150%, 06/16/14	$3,000	$3,128
Chase Issuance Trust,
Series 2007-A15, Cl A
4.960%, 09/17/12	4,700	4,708
Citibank Credit Card Issuance Trust,
Series 2004-A7, Cl A7
0.419%, 11/25/13 (A)	1,000	999
Citibank Credit Card Issuance Trust,
Series 2006-A4, Cl A4
5.450%, 05/10/13	2,900	2,998
Citibank Credit Card Issuance Trust,
Series 2009-A3, Cl A3
2.700%, 06/24/13	1,500	1,526
GE Capital Credit Card Master Note Trust,
Series 2009-3, Cl A
2.540%, 09/15/14	4,000	4,066

		24,859

Equipment — 0.9%
John Deere Owner Trust,
Series 2010-A, Cl A2
0.720%, 07/16/12	3,900	3,905

Utilities — 0.6%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	2,679	2,720

Total Asset Backed Securities (Cost $70,409)		70,191

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%
Banc of America Mortgage Securities,
Series 2003-A, Cl 1A1
3.872%, 02/25/33 (A)	9	8
Fannie Mae, Series 2003-11, Cl DB
5.000%, 04/25/17	274	281
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	1,111	1,142
Fannie Mae, Series 2003-61, Cl HN
4.000%, 08/25/28	900	925
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	1,789	1,839
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	2,963	3,074
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	1,173	1,221
Fannie Mae, Series 2004-55, Cl LA
4.500%, 06/25/21	1,779	1,830
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	963	1,013
Fannie Mae, Series 2005-21, Cl PB
5.000%, 06/25/28	616	634
Fannie Mae, Series 2005-46, Cl TW
5.000%, 09/25/18	4,400	4,570
Fannie Mae, Series 2006-25, Cl TA
6.000%, 11/25/29	775	784
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	1,744	1,807

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	$3,014	$3,112
Freddie Mac, Series 2625, Cl PX
4.000%, 10/15/26	48	48
Freddie Mac, Series 2654, Cl OE
5.000%, 09/15/28	8,000	8,280
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	759	776
Freddie Mac, Series 2677, Cl MC
5.000%, 11/15/26	1,231	1,241
Freddie Mac, Series 2695, Cl BO
4.500%, 08/15/28	3,884	4,056
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	3,915	4,066
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	575	591
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	224	225
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	2,580	2,670
Freddie Mac, Series 2755, Cl AD
4.500%, 01/15/29	203	203
Freddie Mac, Series 2769, CI BX
4.500%, 07/15/27	495	505
Freddie Mac, Series 2786, Cl PC
4.500%, 10/15/16	845	856
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	2,140	2,240
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	456	464
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	538	553
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	1,746	1,779
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	1,584	1,641
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	6,678	6,946
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	1,250	1,279
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	1,939	1,985
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	953	976
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	263	266
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	2,876	2,975
Freddie Mac, Series 3138, Cl QA
5.500%, 02/15/25	23	23
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	371	375
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	719	733
Freddie Mac, Series 3289, CI PA
5.000%, 03/15/27	84	84
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	6,279	6,408

	Par (000)	Value (000)

Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	$3,826	$3,887

Total Collateralized Mortgage Obligations (Cost $78,634)		78,371

CORPORATE BONDS — 14.8%
Automotive — 0.3%
PACCAR
6.375%, 02/15/12	1,129	1,212

Cable — 0.3%
Comcast Cable Communications LLC
6.750%, 01/30/11	1,190	1,219

Credit Cards — 0.4%
American Express
5.250%, 09/12/11	1,750	1,825

Financials — 8.1%
Bear Stearns LLC
5.350%, 02/01/12	1,150	1,219
Bear Stearns LLC (MTN)
6.950%, 08/10/12	2,885	3,194
Citigroup
5.500%, 08/27/12	2,100	2,225
Countrywide Financial
5.800%, 06/07/12	3,850	4,095
Credit Suisse (MTN)
3.450%, 07/02/12	4,350	4,505
General Electric Capital (MTN)
5.875%, 02/15/12#	3,520	3,752
4.375%, 03/03/12	680	710
Goldman Sachs
6.600%, 01/15/12	3,815	4,076
Greenpoint Bank
9.250%, 10/01/10	1,290	1,297
HSBC Finance
6.750%, 05/15/11	1,245	1,294
Morgan Stanley
6.600%, 04/01/12	2,750	2,951
TIAA Global Markets
4.875%, 01/12/11 (B)	250	253
Wells Fargo
4.375%, 01/31/13	4,500	4,799
Westpac Banking
2.250%, 11/19/12	2,375	2,416

		36,786

Food, Beverage & Tobacco — 0.1%
General Mills
6.000%, 02/15/12	702	752

Healthcare — 0.1%
Teva Pharmaceutical Finance III LLC
0.939%, 12/19/11 (A)	500	502

Insurance — 0.5%
Metropolitan Life Global Funding I
5.750%, 07/25/11 (B)	1,600	1,661
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	495	512

		2,173

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 0.1%
Home Depot
5.200%, 03/01/11	$400	$408

Telecommunications — 1.3%
AT&T
7.300%, 11/15/11	1,590	1,713
British Telecommunications PLC
9.375%, 12/15/10	540	552
Cellco Partnership/Verizon Wireless Capital
3.750%, 05/20/11	660	675
Deutsche Telekom International Finance BV
5.375%, 03/23/11	1,271	1,304
Verizon New England
6.500%, 09/15/11	1,825	1,925

		6,169

Transportation — 0.1%
Burlington Northern Santa Fe
6.750%, 07/15/11	340	358

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.8%
Citibank NA (TLGP) (FDIC)
1.625%, 03/30/11	6,000	6,049
General Electric Capital (MTN) (TLGP) (FDIC)
1.800%, 03/11/11	6,000	6,051
JPMorgan Chase (TLGP) (FDIC)
2.625%, 12/01/10	585	588

		12,688

Utilities — 0.7%
Midamerican Energy Holdings
3.150%, 07/15/12	1,865	1,929
Southern
0.918%, 10/21/11 (A)	1,000	1,004
Xcel Energy
7.000%, 12/01/10	340	345

		3,278

Total Corporate Bonds (Cost $67,143)		67,370

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.2%
Federal National Mortgage Association — 0.2%
5.500%, 12/01/11	218	222
5.500%, 12/01/13	491	529

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $726)		751

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Federal Home Loan Bank — 3.4%
Federal Home Loan Bank
3.625%, 09/16/11	$15,000	$15,524

Federal Home Loan Mortgage Corporation — 4.7%
Federal Home Loan Mortgage Corporation
4.125%, 10/18/10	4,000	4,020
3.875%, 06/29/11	7,000	7,206
Federal Home Loan Mortgage Corporation (MTN)
1.500%, 01/07/11	10,000	10,045

		21,271

Federal National Mortgage Association — 6.6%
Federal National Mortgage Association
4.750%, 12/15/10	4,000	4,055
5.500%, 03/15/11	5,580	5,738
1.000%, 11/23/11	20,000	20,147

		29,940

Total U.S. Government Agency Obligations (Cost $66,617)		66,735

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Notes — 34.9%
4.625%, 08/31/11	14,830	15,467
1.375%, 03/15/12	13,800	14,009
1.250%, 11/30/10	10,635	10,662
1.125%, 12/15/11	25,315	25,559
1.000%, 07/31/11	14,825	14,922
1.000%, 08/31/11	14,500	14,601
1.000%, 09/30/11	44,750	45,072
0.875%, 03/31/11	17,805	17,871

Total U.S. Treasury Obligations (Cost $157,936)		158,163

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Class I†	11,809,523	11,810

Total Affiliated Money Market Fund (Cost $11,810)		11,810

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $453,275)		453,391

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Money Market Funds — 0.5%
AIM STIT Liquid Assets Portfolio	409,223	409
Dreyfus Institutional Cash Advantage Fund	467,061	467
Federated Institutional Prime Money Market Portfolio	438,454	438
Fidelity Institutional Prime Money Market Fund	467,684	468
Merrill Lynch Select Institutional Fund	466,752	467

		2,249

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
Repurchase Agreements — 0.2%
BNP Paribas 0.25% (dated 08/31/10, due 09/01/10, repurchase price $146,152, collateralized by Resolution Funding STRIPs, due 04/15/2030, total market value $149,075)	$146	$146
Deutsche Bank Securities 0.24% (dated 08/31/10, due 09/01/10, repurchase price $389,739, collateralized by Federal National Mortgage Association Discount Note, due 06/20/11, total market value $397,535)	390	390
HSBC Securities 0.23% (dated 08/31/10, due 09/01/10, repurchase price $397,741, collateralized by U.S. Treasury Note, 0.75%, due 05/31/12, total market value $405,713)	398	398

		934

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $3,183)		3,183
TOTAL INVESTMENTS — 100.7% (Cost $456,458)*		456,574
Other Assets & Liabilities – (0.7)%		(3,356)
TOTAL NET ASSETS — 100.0%		$453,218

*	Aggregate cost for Federal income tax purposes is (000) $456,458.

Gross unrealized appreciation (000)	$838
Gross unrealized depreciation (000)	(722)

Net unrealized appreciation (000)	$116

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 3,183 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2010.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,914 (000) and represents 0.4% of net assets as of August 31, 2010.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$11,810	$ –	$–	$ 11,810

Asset-Backed Securities	–	70,191	–	70,191

Collateralized Mortgage Obligations	–	78,371	–	78,371

Corporate Bonds	–	67,370	–	67,370

Short Term Investments Purchased With Collateral From Securities Loaned	2,249	934	–	3,183

U.S. Government Agency Mortgage-Backed Obligations	–	751	–	751

U.S. Government Agency Obligations	–	66,735	–	66,735

U.S. Treasury Obligations	–	158,163	–	158,163

Total Assets – Investments in Securities	$14,059	$442,515	$–	$456,574

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Arizona — 2.9%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,106
5.000%, 07/01/17	1,000	1,107
Arizona Tourism and Sports Authority, Multipurpose Stadium Facility Project, Prerefunded 07/01/13 @ 100 (RB) Series A (NATL-RE)
5.375%, 07/01/21	2,135	2,414

		4,627

California — 10.7%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,690
California State Department of Water Resources Power Supply (RB)
5.000%, 05/01/20	1,405	1,660
California State Department of Water Resources Power Supply (RB) Series L
5.000%, 05/01/14	1,000	1,149
5.000%, 05/01/15	2,200	2,570
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	2,000	2,208
Golden State Tobacco Securitization, Prerefunded 06/01/13 @100 (RB) Series 2003-A-1
6.750%, 06/01/39	2,000	2,334
Laguna Beach Unified School District (GO)
5.000%, 08/01/21	1,000	1,229
Los Angeles Unified School District (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,184
5.000%, 07/01/25	2,025	2,231

		17,255

Colorado — 2.9%
Colorado Water Resources & Power Development Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,909
Douglas County School District, Number RE1 (GO) Series 2009
5.250%, 12/15/22	2,250	2,846

		4,755

Delaware — 0.9%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,422

District of Columbia — 0.9%
District of Columbia (RB) Series A
5.000%, 12/01/22	1,250	1,484

Florida — 10.8%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	850
5.000%, 06/01/16	6,500	6,996
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,161

	Par (000)	Value (000)

Florida State Department of Transportation (RB) Series A
5.000%, 07/01/20	$4,715	$5,603
University of North Florida Financing, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,921

		17,531

Georgia — 3.5%
Atlanta Water & Wastewater Authority (RB) Series A (NATL-RE FGIC)
5.500%, 11/01/13	1,200	1,345
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,834
Georgia Municipal Electric Authority (RB) Series X (NATL-RE-IBC)
6.500%, 01/01/12	870	921
Gwinnett County School District (GO)
5.000%, 02/01/22	1,250	1,575

		5,675

Illinois — 1.5%
Chicago Metropolitan Water Reclamation District (GO) Series A
5.000%, 12/01/22	300	373
Illinois State Sales Tax (RB)
5.000%, 06/15/17	1,000	1,158
5.000%, 06/15/25	900	944

		2,475

Louisiana — 0.7%
Louisiana State Gas & Fuels (RB) Series B
5.000%, 05/01/14	1,000	1,153

Massachusetts — 10.1%
Massachusetts Bay Transportation Authority (RB) Series C (NATL-RE FGIC)
5.500%, 03/01/13	2,000	2,243
Massachusetts Bay Transportation Authority, Senior Sales Tax (RB) Series B
5.250%, 07/01/23	1,000	1,265
Massachusetts Special Obligation (RB) Series A (NATL-RE FGIC)
5.500%, 06/01/15	6,625	7,921
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,409
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,863
Massachusetts, Consolidated Loan, (GO) Series C (DD)
5.000%, 12/01/15	1,375	1,631

		16,332

Michigan — 5.1%
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/14	4,310	5,012

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	$1,000	$1,075
Warren Consolidated School District (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	2,102

		8,189

Missouri — 1.7%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A
5.000%, 12/01/16	2,290	2,693

Nevada — 7.2%
Clark County School District (GO) Series B (AMBAC)
5.000%, 06/15/14	1,125	1,283
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,515
Clark County, Park & Regional Justice Center (GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,175
Truckee Meadows Water Authority (RB)
5.000%, 07/01/15	5,000	5,729

		11,702

New Mexico — 1.4%
New Mexico Finance Authority (RB) Series A
5.000%, 06/15/13	2,000	2,243

New York — 3.8%
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,643
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	745
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,690	1,697

		6,085

North Carolina — 3.5%
North Carolina Eastern Municipal Power Agency (RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,284
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,105
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,217

		5,606

Ohio — 0.8%
Ohio State Water Development Authority, Fresh Water Project (RB)
5.500%, 06/01/21	1,000	1,271

	Par (000)	Value (000)

Pennsylvania — 10.8%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$200	$229
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,278
Mount Lebanon School District (GO) Series A
5.000%, 02/15/24	2,250	2,611
Northampton County General Purpose Authority, Lafayette College (RB)
5.000%, 11/01/18	1,575	1,883
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB) Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,528
Philadelphia Hospitals & Higher Education Facilities Authority, Jefferson Health System (RB) Series B
5.000%, 05/15/17	2,740	3,124
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,760	1,902
Philadelphia School District (GO) Series B
5.000%, 06/01/17	1,015	1,159
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,127
Souderton Area School District (GO)
5.000%, 11/01/24	1,465	1,689

		17,530

Texas — 13.1%
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/16	2,500	3,020
Bexar County, Certificates of Obligation (GO) Series A
5.000%, 06/15/22	2,255	2,616
Dallas (GO) Series A
5.000%, 02/15/18	1,800	2,184
Harris County (GO) Series B
5.000%, 10/01/21	1,790	2,183
Harris County Cultural Education Facilities Finance, The Methodist Hospital System (RB)
5.000%, 06/01/14	750	852
Montgomery County (GO)
5.000%, 03/01/21	1,000	1,184
Texas State, Water Financial Assistance (GO) Series B
5.000%, 08/01/14	1,865	2,164
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,203
University of Texas, Financing System (RB) Series A
5.000%, 08/15/23	4,775	5,686

		21,092

Washington — 5.1%
Seattle (GO) Series B
5.000%, 08/01/14	3,265	3,789

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Washington — continued
Washington Public Power Supply System, Nuclear Project (RB) Series B (NATL-RE-IBC)
7.125%, 07/01/16	$1,900	$2,451
Washington State (GO) Series R-A (AMBAC)
5.000%, 01/01/14	1,750	1,998

		8,238

Puerto Rico — 1.1%
Puerto Rico (GO) Series A
5.500%, 07/01/18	405	456
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,250	1,386

		1,842
Total Municipal Bonds (Cost $150,702)		159,200

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.4%
PNC Tax Exempt Money Market Fund,
Class I†##	3,805,535	3,806

Total Affiliated Money Market Fund (Cost $3,806)		3,806
TOTAL INVESTMENTS — 100.9% (Cost $154,508)*		163,006
Other Assets & Liabilities – (0.9)%		(1,377)
TOTAL NET ASSETS — 100.0%		$161,629

*	Aggregate cost for Federal income tax purposes is (000) $154,508.

Gross unrealized appreciation (000)	$8,498
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$8,498

†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$3,806	$ –	$–	$ 3,806

Municipal Bonds	–	159,200	–	159,200

Total Assets – Investments in Securities	$3,806	$159,200	$–	$163,006

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
District of Columbia — 2.1%
Washington Metropolitan Area Transit Authority (RB) (NATL-RE)
5.000%, 01/01/12	$500	$527
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	1,000	1,161

		1,688

Maryland — 87.1%
Annapolis City (GO)
5.000%, 11/01/16	440	443
Anne Arundel County (GO)
5.000%, 04/01/15	1,800	2,118
5.000%, 03/01/16	750	829
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,122
Baltimore City (GO) Series A (AMBAC)
5.000%, 10/15/19	715	810
Baltimore City, Wastewater Projects (RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,184
Baltimore City, Wastewater Projects, Prerefunded 07/01/15 @ 100 (RB) Series B (NATL-RE)
5.000%, 07/01/15	1,500	1,776
Baltimore City, Water Projects, Prerefunded 07/01/13 @ 100 (RB) Series A (FGIC)
5.000%, 07/01/13	2,000	2,252
Baltimore City, Water Projects, Prerefunded 07/01/15 @ 100 (RB) Series A (NATL-RE)
5.000%, 07/01/15	1,000	1,184
Baltimore County, Catholic Health Initiatives Project (RB) Series A
5.000%, 09/01/21	500	551
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,222
Frederick City (GO) Series A
5.000%, 03/01/23	500	590
5.000%, 03/01/26	1,055	1,223
Frederick County (GO)
5.000%, 08/01/16	2,000	2,352
5.000%, 08/01/17	1,730	2,018
Harford County (GO)
5.000%, 07/15/20	600	680
5.000%, 07/15/22	1,290	1,444
Howard County (GO) Series B
5.000%, 02/15/14	1,000	1,153
Maryland Department of Housing and Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	230	230
5.125%, 06/01/17	210	210
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,926
5.000%, 09/01/22	2,000	2,348

	Par (000)	Value (000)

Maryland Economic Development Corporation, Department of Transportation Headquarters Facility, Prerefunded 06/01/12 @ 101 (RB)
5.000%, 06/01/12	$450	$488
Maryland Economic Development Corporation, University of Maryland, College Park Project (RB) (AMBAC)
5.375%, 07/01/14	490	507
Maryland Economic Development Corporation, University of Maryland, College Park Project, Prerefunded 06/01/13 @ 100 (RB)
6.500%, 06/01/13	1,350	1,569
Maryland Environmental Service, Cecil County Landfill Project (RB)
5.300%, 09/01/12	250	253
5.125%, 09/01/10	180	180
Maryland Health & Higher Educational Facilities Authority, Board of Child Care (RB)
5.375%, 07/01/32	500	509
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	989
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (NATL-RE)
5.300%, 10/01/18	460	537
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB)
5.375%, 07/01/25	500	524
Maryland Health & Higher Educational Facilities Authority, LifeBridge Health (RB)
5.000%, 07/01/19	1,000	1,137
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,721
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System (RB) Series A (NATL-RE)
5.000%, 07/01/21	725	764
Maryland Industrial Development Financing Authority, American Center for Physics Headquaters Facility (RB)
5.250%, 12/15/14	500	528
Maryland State (GO) Second Series
5.000%, 08/01/18	1,450	1,727
Maryland State, Prerefunded 08/01/13 @ 100 (GO) Second Series
5.000%, 08/01/13	2,000	2,263
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,786
Maryland Transportation Authority, Transportation Facilities Projects (RB)
5.000%, 07/01/19	1,500	1,805
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 09/01/12	1,675	1,829
5.000%, 03/01/24	1,175	1,373

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Montgomery County Economic Development,
Trinity Health Credit Group (RB)
5.500%, 12/01/16	$930	$966
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,199
Montgomery County Revenue Authority, Olney
Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	105	105
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,857
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,060
5.000%, 07/15/23	1,550	1,798
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	554
5.000%, 06/30/19	710	781
Prince George’s County, Woodview Village Phase II Subdistrict, Prerefunded 07/01/12 @ 100 (RB)
7.000%, 07/01/12	1,144	1,304
Prince George’s County,
Prerefunded 10/01/13 @ 100 (GO) Series A
5.000%, 10/01/13	1,685	1,919
St Mary’s County, St. Mary’s Hospital Project
(GO)
5.000%, 10/01/20	1,000	1,075
University System of Maryland (RB) Series A
(VRDN)
1.500%, 07/01/23	1,500	1,520
University System of Maryland, Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	1,300	1,392
5.000%, 04/01/18	1,200	1,459
Washington Suburban Sanitary District (GO)
5.000%, 06/01/20	1,000	1,183
Washington Suburban Sanitary District,
Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/15	680	777

		69,103

Puerto Rico — 9.7%
Puerto Rico (GO) Series A (NATL-RE-IBC)
5.250%, 07/01/21	1,000	1,054
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	546
Puerto Rico Electric Power Authority (RB)
Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,088
Puerto Rico Electric Power
Authority (RB) Series CCC
5.000%, 07/01/24	1,500	1,632
Puerto Rico Highway & Transportation Authority,
Prerefunded 07/01/12 @ 100 (RB) Series D
5.750%, 07/01/12	1,000	1,094

	Par (000)	Value (000)

Puerto Rico Public Buildings Authority,
Prerefunded 07/01/14 @ 100 (RB) Series I
5.500%, 07/01/14	$1,000	$1,174
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,109

		7,697

Total Municipal Bonds (Cost $73,616)		78,488

	Number of Shares
MONEY MARKET FUND — 0.3%
T. Rowe Price Maryland Tax-Free Money Fund	195,454	195

Total Money Market Fund (Cost $195)		195
TOTAL INVESTMENTS — 99.2% (Cost $73,811)*		78,683
Other Assets & Liabilities – 0.8%		642
TOTAL NET ASSETS — 100.0%		$79,325

*	Aggregate cost for Federal income tax purposes is (000) $73,805.

Gross unrealized appreciation (000)	$4,881
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$4,878

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Money Market Fund	$195	$ –	$–	$ 195

Municipal Bonds	–	78,488	–	78,488

Total Assets – Investments in Securities	$195	$78,488	$–	$78,683

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.2%
Michigan — 90.1%
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	$1,600	$1,612
Detroit Water Supply System (RB) (NATL-RE FGIC)
6.500%, 07/01/15	1,000	1,158
East Lansing School District (GO) Series B (NATL-RE Q-SBLF)
5.000%, 05/01/20	1,000	1,106
Forest Hills Public Schools (GO) (AGM)
5.000%, 05/01/17	1,000	1,185
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,780
Haslett Public School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/15	1,030	1,185
Ingham County Building Authority (GO) (NATL-RE)
5.000%, 07/01/16	1,010	1,151
Kent County (GO)
5.000%, 01/01/18	750	897
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	755
5.000%, 10/01/22	685	794
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,280
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/20	545	668
Michigan Municipal Bond Authority, Clean Water Revolving-Pooled Fund (RB) Series 2002
5.000%, 10/01/22	1,000	1,198
Michigan State (GO)
5.500%, 12/01/15	1,000	1,184
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	1,000	1,032
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE)
5.375%, 08/15/14	130	138
Michigan State Trunk Line (RB) (AGM)
5.250%, 11/01/16	1,170	1,395
5.000%, 11/01/18	1,000	1,193
Michigan State Trunk Line (RB) Series A (NATL-RE-IBC)
5.250%, 11/01/15	1,000	1,182
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,209
5.250%, 11/01/23	1,000	1,143
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,158
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,204
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,145

	Par (000)	Value (000)

University of Michigan (RB) Series A
5.000%, 04/01/19	$1,000	$1,225
West Branch Rose City Area School District (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	34

		28,011

Puerto Rico — 7.1%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,000	1,088
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/13	1,000	1,109

		2,197

Total Municipal Bonds (Cost $28,036)		30,208

	Number of Shares
MONEY MARKET FUND — 1.9%
JPMorgan Michigan Municipal Money Market Fund	588,613	589

Total Money Market Fund (Cost $589)		589
TOTAL INVESTMENTS — 99.1%
(Cost $28,625)*		30,797

Other Assets & Liabilities – 0.9%		294
TOTAL NET ASSETS — 100.0%		$31,091

*	Aggregate cost for Federal income tax purposes is (000) $28,587.

Gross unrealized appreciation (000)	$2,210
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,210

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Money Market Fund	$589	$ –	$–	$ 589

Municipal Bonds	–	30,208	–	30,208

Total Assets – Investments in Securities	$589	$30,208	$–	$30,797

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Ohio — 93.6%
Akron (GO) (ETM)
6.000%, 12/01/12	$750	$802
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	935	991
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	2,969
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,202
Canton City School District (GO) Series 2005 (NATL-RE)
5.000%, 12/01/14	1,185	1,291
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,093
Cleveland Public Power Systems, First Mortgage (RB) Sub-Series 1 (NATL-RE)
6.000%, 11/15/10	445	449
Cleveland Waterworks (RB) Series H (NATL-RE)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,257
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,472
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,892
Cuyahoga County (GO)
5.650%, 05/15/18	600	735
Cuyahoga County (RB) Series A
5.500%, 01/01/14	1,700	1,914
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Sub-Series B3 (VRDN)
0.250%, 01/01/39	625	625
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,156
Erie County Garbage & Refuse Landfill Improvement (GO) (AGM)
5.500%, 12/01/20	1,305	1,446
Franklin County (GO)
5.000%, 12/01/15	1,875	2,237
5.000%, 12/01/16	950	1,129
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,711
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,321
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,169
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,516
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,111
Lakota Local School District (GO) (NATL-RE FGIC)
5.500%, 12/01/15	1,245	1,501

	Par (000)	Value (000)

Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	$510	$590
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,408
5.000%, 09/01/15	1,695	1,949
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,543
5.375%, 12/01/16	1,250	1,275
Montgomery County Solid Waste Authority (RB) (NATL-RE)
5.350%, 11/01/10	470	472
Ohio Housing Finance Agency (RB) Series A (AGM)
5.000%, 04/01/16	1,590	1,863
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,188
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,384
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	697
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,697
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,215
Ohio State Higher Educational Facility Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,000	1,038
Ohio State Higher Educational Facility Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,905
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,172
5.000%, 02/15/19	1,000	1,174
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/17	2,100	2,494
5.500%, 02/15/18	1,000	1,202
Ohio State University (RB) Series A
5.000%, 12/01/15	1,025	1,214
5.000%, 12/01/17	1,000	1,198
4.000%, 12/01/13	2,465	2,725
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,264
5.000%, 12/01/20	2,015	2,482

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	$1,835	$2,343
Ohio State Water Development Authority, Walter Pollution Control (RB) Series A
5.000%, 12/01/17	1,675	2,039
5.000%, 06/01/20	3,055	3,730
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	632
Ohio State, Revitalization Project (RB) Series A (AMBAC)
5.000%, 10/01/13	1,070	1,164
Ohio, Cleveland Clinic Health System Obligated Group (RB) Series B
5.000%, 01/01/17	500	570
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	37
Sharonville (GO) (NATL-RE FGIC)
5.250%, 06/01/13	1,000	1,116
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/15	550	634
5.750%, 12/01/16	400	468
Teays Valley Local School District (GO) (NATL-RE)
5.000%, 12/01/19	1,070	1,191
University of Cincinnati (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,273
Upper Arlington City School District (GO) (AGM)
5.000%, 12/01/15	2,000	2,332
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	462
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,585
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	824
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/13	135	155
5.750%, 12/01/14	690	816
5.750%, 12/01/15	740	890
5.750%, 12/01/16	800	981
5.750%, 12/01/17	400	496

		102,956

Puerto Rico — 4.9%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	2,500	2,720
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,459
Puerto Rico (GO) Series A (AGM)
5.500%, 07/01/17	100	115

	Par (000)	Value (000)

Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	$800	$936
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	177

		5,407

Total Municipal Bonds (Cost $100,105)		108,363

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.7%
PNC Ohio Municipal Money Market Fund, Class I†	842,199	842

Total Affiliated Money Market Fund (Cost $842)		842
TOTAL INVESTMENTS — 99.2% (Cost $100,947)*		109,205
Other Assets & Liabilities – 0.8%		826
TOTAL NET ASSETS — 100.0%		$110,031

*	Aggregate cost for Federal income tax purposes is (000) $100,947.

Gross unrealized appreciation (000)	$8,260
Gross unrealized depreciation (000)	(2)

Net unrealized appreciation (000)	$8,258

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$842	$ –	$–	$ 842

Municipal Bonds	–	108,363	–	108,363

Total Assets – Investments in Securities	$842	$108,363	$–	$109,205

See Notes to Schedules of Investments.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Pennsylvania — 89.9%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$975	$1,117
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,545
Bucks County (GO)
5.125%, 05/01/22	1,255	1,501
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,091
Commonwealth of Pennsylvania (GO) (NATL-RE)
5.375%, 07/01/19	1,000	1,263
Commonwealth of Pennsylvania (GO) Second Series
5.000%, 01/01/15	1,000	1,168
Franklin County Industrial Development Authority, Chamberburg Hospital Project (RB)
5.000%, 07/01/14	1,000	1,101
Gettysburg Municipal Authority, Gettysburg College (RB) (ETM) (NATL-RE)
5.375%, 08/15/13	1,000	1,143
Hempfield Township Municipal Authority, Westmoreland County (RB) (AGM)
5.000%, 09/01/16	1,550	1,781
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/13	1,030	1,115
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,076
Mount Lebanon School District (GO) Series A
5.000%, 02/15/20	1,000	1,209
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (AGM)
5.000%, 12/15/19	1,055	1,266
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,183
Parkland School District (GO) (NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,162
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	1,000	1,259
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University (RB)
5.000%, 03/01/24	1,065	1,200
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,271
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,133
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	1,000	1,205

	Par (000)	Value (000)

Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	$1,350	$1,459
5.000%, 09/01/19	285	316
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,141
Pittsburgh School District (GO) Series A (AGM)
5.250%, 09/01/12	1,000	1,085
Union County Higher Educational Facilities Financing Authority, Bucknell University (RB)
5.000%, 04/01/14	500	573
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,217
West Chester Area School District (GO) Series A (AGM)
5.000%, 05/15/13	1,000	1,119

		31,699

Puerto Rico — 8.6%
Puerto Rico Electric Power Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,198
Puerto Rico Highway & Transportation Authority (RB) Series BB (AGM)
5.250%, 07/01/22	300	346
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,487

		3,031
Total Municipal Bonds (Cost $32,077)		34,730

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.4%
PNC Pennsylvania Tax-Exempt Money Market Fund, Class I	133,081	133

Total Affiliated Money Market Fund (Cost $133)		133
TOTAL INVESTMENTS — 98.9% (Cost $32,210)*		34,863
Other Assets & Liabilities – 1.1%		391
TOTAL NET ASSETS — 100.0%		$35,254

*	Aggregate cost for Federal income tax purposes is (000) $32,211.

Gross unrealized appreciation (000)	$2,653
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$2,652

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$133	$ –	$–	$ 133

Municipal Bonds	–	34,730	–	34,730

Total Assets – Investments in Securities	$133	$34,730	$–	$34,863

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 100.9%
Alaska — 1.1%
North Slope Borough (GO) Series A
5.000%, 06/30/13	$1,250	$1,388

Arizona — 3.9%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,500	1,662
Arizona State (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,154
Arizona State Transportation Board (RB)
5.250%, 07/01/13	1,000	1,039

		4,855

California — 6.0%
California Department of Water Resources (RB) Series L
5.000%, 05/01/12	2,550	2,740
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	1,600	1,766
Los Angeles Unified School District (GO) Series A (NATL-RE)
5.250%, 07/01/12	2,745	2,981

		7,487

Colorado — 0.8%
Regional Transportation District (RB) Series B
5.250%, 11/01/11	1,000	1,056

District of Columbia — 2.6%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,075	1,180
District of Columbia, Catholic University of America (RB)
5.000%, 10/01/16	1,760	2,007

		3,187

Florida — 2.5%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,040
5.000%, 06/01/14	1,000	1,069

		3,109

Georgia — 4.0%
Cherokee County School System (GO) Series B (NATL-RE FGIC)
5.000%, 08/01/14	1,360	1,579
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Project (RB)
5.000%, 11/15/14	1,000	1,142
Georgia State (GO) Series B
5.750%, 08/01/13	2,000	2,305

		5,026

Illinois — 3.3%
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,166
Illinois State (RB)
5.375%, 06/15/13	1,000	1,038

	Par (000)	Value (000)

5.000%, 06/15/13	$1,750	$1,932

		4,136

Iowa — 2.0%
Iowa Finance Authority, Genesis Health System (RB)
5.000%, 07/01/13	2,250	2,478

Kansas — 0.8%
Olathe Health Facilities, Olathe Medical Center (RB) Series A (VRDN)
4.125%, 09/01/37	1,000	1,035

Louisiana — 1.6%
Louisiana (RB) Series A-1 (VRDN)
1.050%, 05/01/43	2,000	1,998

Maryland — 5.1%
Anne Arundel County (GO)
5.000%, 03/01/14	1,000	1,150
Maryland State (GO) Second Series
5.000%, 08/01/15	1,395	1,659
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/14	1,000	1,152
University System of Maryland, Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	2,250	2,410

		6,371

Massachusetts — 3.1%
Massachusetts Health & Educational Facilities Authority, Simmons College, Prerefunded 10/01/13 @ 100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,473
Massachusetts, Consolidated Loan, (GO) Series C (DD)
5.000%, 12/01/15	2,000	2,371

		3,844

Michigan — 5.0%
Detroit City School District, School Building and Site Improvement (GO) Series A (FGIC Q-SBLF)
5.000%, 05/01/11	1,000	1,021
Michigan Municipal Bond Authority, Clean Water Project (RB)
5.000%, 10/01/17	1,025	1,231
Michigan Municipal Bond Authority, Drinking Water Project (RB)
5.375%, 10/01/19	830	904
Michigan State (GO)
5.500%, 12/01/15	1,000	1,184
Woodhaven-Brownstown School District, Prerefunded 05/01/16 @ 100 (GO) (NATL-RE Q-SBLF)
5.375%, 05/01/16	1,710	1,851

		6,191

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Minnesota — 2.5%
Minnesota Public Facilities Authority, Water Pollution Control, Prerefunded 03/01/12 @ 100 (RB) Series A
5.000%, 03/01/18##	$2,000	$2,140
Scott County (GO)
4.000%, 12/01/10##	1,000	1,003

		3,143

Missouri — 2.6%
Missouri Highways & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,315
Missouri Highways & Transportation Commission (RB) Series A
5.000%, 02/01/13	1,800	1,913

		3,228

Nevada — 4.9%
Clark County Highway Improvement (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,089
Clark County School District (GO) Series A
5.000%, 06/15/14	1,650	1,883
Henderson Healthcare Facility, Catholic Healthcare West (RB) Series B
5.000%, 07/01/13	1,500	1,620
5.000%, 07/01/15	500	545

		6,137

New York — 6.3%
Erie County Public Improvement (GO) Series A (NATL-RE)
5.000%, 12/01/14	1,000	1,122
Monroe County (GO)
5.000%, 06/01/14	2,500	2,805
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/13	1,000	1,138
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,472
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,300	1,305

		7,842

North Carolina — 6.5%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,764
Forsyth County (GO) Series B
5.000%, 04/01/16	1,350	1,612
5.000%, 04/01/19	1,000	1,232
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,105
North Carolina State (GO)
5.000%, 05/01/14	1,000	1,117

	Par (000)	Value (000)

University of North Carolina at Chapel Hill (RB) Series B
5.000%, 12/01/11	$1,250	$1,324

		8,154

Ohio — 1.9%
Ohio State Water Development Authority, Fresh Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,236
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 12/01/13	1,000	1,140

		2,376

Pennsylvania — 10.3%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/10	1,000	1,000
Commonwealth of Pennsylvania (GO) Series 4
5.000%, 07/01/14	1,800	2,084
Lancaster County Hospital Authority, The Lancaster General Hospital Refunding Project (RB) (LOC - Bank of America) (VRDN)
0.290%, 07/01/41	1,300	1,300
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,110
Pennsylvania Higher Educational Facilities Authority, University of Scranton (RB)
5.000%, 05/01/11	1,000	1,025
Philadelphia Parking Authority (RB)
5.000%, 09/01/12	1,000	1,061
Philadelphia Water & Wastewater Authority (RB) Series A (AMBAC)
5.000%, 08/01/13	670	739
Philadelphia Water & Wastewater Authority (RB) (AMBAC)
5.250%, 12/15/11	2,200	2,329
Pittsburgh Water & Sewer Authority, Prerefunded 06/01/12 @ 100 (RB) (AMBAC)
5.125%, 06/01/12	2,000	2,163

		12,811

South Carolina — 1.3%
South Carolina Public Service Authority (RB) Series A (AGM)
5.000%, 01/01/13	1,460	1,608

South Dakota — 0.9%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,129

Tennessee — 2.8%
Memphis Electric System (RB)
5.000%, 12/01/14	3,000	3,506

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — 7.3%
Dallas Independent School District (RB) (PSF-GTD)
5.000%, 02/15/18	$2,500	$3,059
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,981
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,000	1,163
Houston Health Facilities Development, Buckingham Senior Living Community, Inc. Project, Prerefunded 02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,219
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	608
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,114

		9,144

Utah — 1.5%
Utah State (GO) Series C
5.000%, 07/01/15	1,625	1,926

Virginia — 3.2%
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/13	2,000	2,247
Tobacco Settlement Financing, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,717

		3,964

Washington — 4.3%
Seattle Municipal Light & Power (RB) Series B
5.000%, 02/01/15	2,525	2,944
Washington State (GO) Series 2011-A
5.000%, 01/01/18	2,000	2,427

		5,371

Puerto Rico — 2.8%
Puerto Rico Electric Power Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,154
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,272
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,109

		3,535

Total Municipal Bonds (Cost $121,572)		126,035

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.9%
PNC Tax Exempt Money Market Fund, Class I†	3,631,599	$3,632

Total Affiliated Money Market Fund (Cost $3,632)		3,632
TOTAL INVESTMENTS — 103.8% (Cost $125,204)*		129,667
Other Assets & Liabilities – (3.8)%		(4,780)
TOTAL NET ASSETS — 100.0%		$124,887

*	Aggregate cost for Federal income tax purposes is (000) $125,183.

Gross unrealized appreciation (000)	$4,486
Gross unrealized depreciation (000)	(2)

Net unrealized appreciation (000)	$4,484

†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

        Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market	$3,632	–	$–	$ 3,632

Municipal Bonds	–	126,035	–	126,035

Total Assets – Investments in Securities	$3,632	$126,035	$–	$129,667

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.7%
Federal Farm Credit Bank — 7.7%
Federal Farm Credit Bank (DN)
0.200%, 09/01/10 (A)	$10,000	$10,000
Federal Farm Credit Bank (FRN)
0.645%, 12/09/10	5,000	5,006
0.200%, 12/17/10	10,000	9,999
0.653%, 01/04/11	1,300	1,302
0.506%, 01/20/11	7,000	7,008
0.246%, 02/14/11	3,500	3,500
0.750%, 05/12/11	12,000	12,035
0.359%, 05/18/11	3,250	3,252
0.400%, 06/01/11	7,000	6,999
0.345%, 06/08/11	10,480	10,485
0.315%, 06/22/11	2,000	2,000
0.247%, 08/23/11	10,000	9,999
0.316%, 09/15/11	10,000	10,004

		91,589

Federal Home Loan Bank — 17.2%
Federal Home Loan Bank
2.625%, 03/11/11	14,000	14,175
Federal Home Loan Bank (DN)
0.170%, 09/10/10 (A)	10,000	10,000
0.160%, 10/21/10 (A)	15,000	14,997
0.500%, 10/25/10 (A)	10,000	10,001
0.180%, 10/27/10 (A)	13,304	13,300
0.190%, 10/29/10 (A)	18,814	18,808
0.170%, 11/03/10 (A)	10,000	9,997
0.350%, 04/01/11 (A)	7,000	6,998
Federal Home Loan Bank (FRN)
0.202%, 11/19/10	10,000	9,998
0.192%, 11/26/10	20,000	19,999
0.220%, 12/03/10	17,000	16,997
0.206%, 01/14/11	13,000	13,000
0.220%, 05/26/11	10,000	10,000
0.250%, 06/07/11	10,000	10,000
0.310%, 07/07/11	7,000	7,000
Federal Home Loan Bank (MTN)
0.750%, 09/30/10	2,250	2,251
0.430%, 10/05/10	11,500	11,502
0.375%, 10/08/10	2,500	2,500
3.375%, 10/20/10	3,500	3,514

		205,037

Federal Home Loan Mortgage Corporation — 18.4%
Federal Home Loan Mortgage Corporation (DN)
0.220%, 09/08/10 (A)	10,000	10,000
0.230%, 09/27/10 (A)	10,000	9,998
0.188%, 10/05/10 (A)	8,900	8,898
0.185%, 10/05/10 (A)	4,000	3,999
0.190%, 10/13/10 (A)	15,000	14,997
0.280%, 10/25/10 (A)	23,000	22,991
0.275%, 10/25/10 (A)	15,090	15,085
0.290%, 11/22/10 (A)	15,000	14,990
0.170%, 11/22/10 (A)	7,125	7,122
0.180%, 12/06/10 (A)	10,000	9,993
0.240%, 12/07/10 (A)	15,000	14,990
Federal Home Loan Mortgage Corporation (FRN)
0.516%, 09/03/10	5,000	5,000
0.506%, 01/14/11	10,000	10,006
0.346%, 02/14/11	1,305	1,306
Federal Home Loan Mortgage Corporation (FRN) (MTN)

	Par (000)	Value (000)

0.525%, 01/28/11	$26,195	$26,206
0.607%, 03/09/11	10,000	10,007
0.593%, 04/01/11	8,000	8,012
0.232%, 09/26/11	10,000	9,995
Federal Home Loan Mortgage Corporation (MTN)
6.875%, 09/15/10	6,318	6,334
3.125%, 10/25/10	10,000	10,041

		219,970

Federal National Mortgage Association — 19.4%
Federal National Mortgage Association (DN)
0.170%, 09/01/10 (A)	5,000	5,000
0.280%, 09/08/10 (A)	8,000	8,000
0.150%, 09/08/10 (A)	22,000	21,999
0.180%, 09/20/10 (A)	40,000	39,995
0.290%, 09/22/10 (A)	10,000	9,998
0.190%, 09/22/10 (A)	10,000	9,998
0.190%, 10/15/10 (A)	5,200	5,199
0.275%, 10/25/10 (A)	20,000	19,992
0.300%, 11/08/10 (A)	15,290	15,284
0.300%, 11/08/10 (A)	5,000	4,997
0.200%, 11/10/10 (A)	7,000	6,998
0.170%, 11/15/10 (A)	10,000	9,996
0.240%, 11/18/10 (A)	25,000	24,987
0.210%, 12/20/10 (A)	5,000	4,997
0.240%, 03/28/11 (A)	12,000	11,983
Federal National Mortgage Association (MTN)
2.875%, 10/12/10	25,050	25,121
1.750%, 03/23/11	6,456	6,502

		231,046

Total U.S. Government Agency Obligations (Cost $747,642)		747,642

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills — 1.6%
0.447%, 12/16/10 (A)	15,000	14,980
0.185%, 12/30/10	4,000	3,998
U.S. Treasury Note — 1.2%
2.000%, 09/30/10	15,000	15,022

Total U.S. Treasury Obligations (Cost $34,000)		34,000

	Number of Shares
MONEY MARKET FUND — 3.1%
AIM Government & Agency Portfolio	36,919,067	36,919

Total Money Market Fund (Cost $36,919)		36,919

AFFILIATED MONEY MARKET FUND — 1.3%

PNC Advantage Institutional Government Money Market Fund†	15,002,006	15,002

Total Affiliated Money Market Fund (Cost $15,002)		15,002

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 29.4%
Bank of America Securities LLC

0.250% (dated 08/31/10, due 09/01/10, repurchase price $58,000,403, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000% to 5.000%, due 04/01/24 to 02/01/37, total market value $59,160,000)	$58,000	$58,000

Deutsche Bank Securities

0.250% (dated 08/31/10, due 09/01/10, repurchase price $58,000,403, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 07/01/38, total market value $59,160,000)	58,000	58,000

Goldman Sachs

0.250% (dated 08/31/10, due 09/01/10, repurchase price $49,000,340, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.500% to 6.500%, due 04/01/28 to 07/01/37, total market value $49,980,000)	49,000	49,000

Goldman Sachs (TLGP) (FDIC)

0.250% (dated 08/31/10, due 09/01/10, repurchase price $49,000,340, collateralized by Citigroup, 2.875%, due 12/09/11, total market value $49,980,000)	49,000	49,000

Greenwich Capital

0.250% (dated 08/31/10, due 09/01/10, repurchase price $58,000,403, collateralized by U.S. Treasury Notes, 0.375% to 0.625%, due 06/30/12 to 08/31/12, total market value $59,164,953)	58,000	58,000

JPMorgan Securities

0.240% (dated 08/31/10, due 09/01/10, repurchase price $49,000,327, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 2.350% to 5.984%, due 01/01/28 to 04/01/38, total market value $49,980,013)	49,000	49,000

UBS Securities LLC

0.240% (dated 08/31/10, due 09/01/10, repurchase price $29,000,193, collateralized by Government National Mortgage Association Bonds, 5.000% to 5.500%, due 02/15/39 to 08/15/40, total market value $29,584,779)	29,000	29,000

Total Repurchase Agreements (Cost $350,000)		350,000

Value (000)

TOTAL INVESTMENTS — 99.3% (Cost $1,183,563)*	$1,183,563
Other Assets & Liabilities – 0.7%	8,630
TOTAL NET ASSETS — 100.0%	$1,192,193

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

        Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$15,002	$ –	$–	$ 15,002

Money Market Fund	36,919	–	–	36,919

Repurchase Agreements	–	350,000	–	350,000

U.S. Government Agency Obligations	–	747,642	–	747,642

U.S. Treasury Obligations	–	34,000	–	34,000

Total Assets – Investments in Securities	$51,921	$1,131,642	$–	$1,183,563

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 2.0%
Bank Note — 2.0%
Goldman Sachs Promissory Note
0.720%, 11/05/10	$42,000	$42,000

Total Bank Note (Cost $42,000)		42,000

CERTIFICATES OF DEPOSIT — 4.8%
Yankee — 4.8%
Bank of Nova Scotia NY
0.312%, 10/01/10	10,000	10,000
Nordea Bank Finland NY
0.360%, 10/01/10	10,000	10,000
Rabobank Nederland NV NY
0.400%, 10/29/10	10,000	10,000
Royal Bank of Canada NY
0.340%, 09/22/10	16,000	16,000
Svenska Handelsbanken NY
0.470%, 09/22/10	15,000	15,000
0.380%, 10/06/10	6,300	6,300
0.340%, 10/26/10	10,000	10,001
Westpac Banking NY
0.554%, 10/06/10	5,000	5,000
0.280%, 10/14/10	8,000	8,000
0.380%, 11/16/10	10,000	10,001

		100,302
Total Certificates of Deposit (Cost $100,302)		100,302

COMMERCIAL PAPER† — 45.3%
Banks — 18.7%
Abbey National North America LLC
0.340%, 10/01/10	10,000	9,997
Australia & New Zealand Banking Group
0.634%, 10/20/10	10,000	9,991
0.500%, 11/18/10	10,000	9,989
Bank of Nova Scotia
0.250%, 09/21/10	8,000	7,999
0.330%, 10/13/10	10,000	9,996
0.280%, 10/22/10	8,000	7,997
0.255%, 11/16/10	4,000	3,998
Barclays US Funding
0.340%, 09/20/10	10,000	9,998
0.250%, 11/24/10	20,000	19,988
0.250%, 11/29/10	12,000	11,993
Canadian Imperial Bank
0.250%, 09/28/10	10,000	9,998
0.420%, 01/24/11	10,000	10,000
Commonwealth Bank Australia
0.280%, 10/29/10	8,000	7,996
Deutsche Bank Financial LLC
0.270%, 09/27/10	10,000	9,998
0.390%, 10/01/10	20,000	19,993
0.210%, 10/29/10	10,000	9,997
HSBC USA
0.280%, 09/15/10	10,000	9,999
0.280%, 09/24/10	10,000	9,998
0.260%, 11/12/10	10,000	9,995
JPMorgan Chase
0.250%, 09/21/10	10,000	9,999
National Australia Funding Delaware
0.425%, 09/13/10	10,000	9,999

	Par (000)	Value (000)

0.320%, 10/07/10	$10,000	$9,997
0.260%, 11/10/10	10,000	9,995
0.270%, 11/10/10	5,200	5,197
0.280%, 11/30/10	15,000	14,989
Nordea North America
0.280%, 10/25/10	10,000	9,996
Rabobank USA Financial
0.270%, 09/13/10	12,000	11,999
0.310%, 10/14/10	10,000	9,996
0.290%, 11/05/10	12,000	11,994
0.400%, 11/16/10	10,000	9,992
Royal Bank of Canada
0.300%, 10/18/10	4,000	3,998
Societe Generale North America
0.230%, 09/01/10	12,000	12,000
0.240%, 09/07/10	29,000	28,999
Toronto Dominion Holdings USA
0.260%, 09/22/10	8,000	7,999
0.300%, 10/18/10	10,000	9,996
Westpac Banking
0.360%, 10/08/10	8,900	8,897

		385,962

Consumer Staples — 2.0%
Nestle Capital
0.290%, 12/14/10	10,000	9,992
Procter & Gamble
0.240%, 10/20/10	10,000	9,997
0.260%, 11/22/10	21,000	20,988

		40,977

Financial Services — 21.7%
Alpine Securitization
0.250%, 09/07/10	33,000	32,999
0.230%, 09/14/10	7,000	6,999
American Honda Finance
0.290%, 10/27/10	16,000	15,993
0.310%, 11/02/10	20,000	19,989
Barton Capital LLC
0.220%, 09/01/10	11,000	11,000
Edison Asset Securitization LLC
0.240%, 09/16/10	6,000	5,999
Fairway Finance LLC
0.240%, 09/13/10	12,914	12,913
0.230%, 09/14/10	15,000	14,999
0.240%, 09/24/10	14,000	13,998
FCAR Owner Trust
0.270%, 09/08/10	19,700	19,699
0.250%, 09/15/10	5,000	5,000
0.250%, 09/24/10	17,000	16,997
0.220%, 10/05/10	20,000	19,996
General Electric Capital Services
0.250%, 09/01/10	7,000	7,000
Jupiter Securitization LLC
0.240%, 09/14/10	10,000	9,999
0.260%, 10/08/10	10,000	9,997
Liberty Street Funding LLC
0.230%, 09/20/10	11,000	10,999
0.250%, 09/27/10	3,638	3,637
Old Line Funding LLC
0.240%, 09/13/10	11,000	10,999
0.280%, 10/05/10	20,844	20,838

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
Sheffield Receivables
0.240%, 09/17/10	$7,700	$7,699
0.290%, 10/04/10	4,800	4,799
0.270%, 11/15/10	7,000	6,996
Starbird Funding
0.240%, 09/01/10	40,000	40,000
Straight-A Funding LLC
0.300%, 09/14/10	8,000	7,999
0.270%, 10/06/10	16,021	16,017
0.240%, 10/08/10	10,000	9,998
Variable Funding Capital LLC
0.240%, 09/13/10	21,400	21,398
0.230%, 09/20/10	10,000	9,999
0.250%, 11/10/10	10,850	10,845
Wal-Mart Funding
0.260%, 09/10/10	42,000	41,997

		447,797

Insurance — 0.9%
New York Life Capital
0.260%, 09/28/10	6,000	5,998
0.250%, 10/19/10	13,000	12,996

		18,994

Sovereign Agency — 2.0%
KFW
0.280%, 11/10/10	19,000	18,990
0.230%, 11/23/10	10,000	9,995
Svensk Exportkredit AB
0.330%, 09/22/10	13,350	13,347

		42,332
Total Commercial Paper (Cost $936,061)		936,062

CORPORATE BONDS — 1.9%
Banks — 1.0%
Goldman Sachs Group (FRN)
1.036%, 12/03/10	3,500	3,503
Royal Bank of Canada (MTN)
0.787%, 09/28/10	2,750	2,751
Wachovia Bank NA (FRN)
0.606%, 12/02/10	10,000	10,002
Wells Fargo (FRN)
0.628%, 01/12/11	4,483	4,485

		20,741

Financial Services — 0.4%
General Electric Capital (FRN)
0.618%, 10/21/10	8,000	8,002

Insurance — 0.5%
Metropolitan Life Global Funding I (FRN)
1.139%, 09/17/10 (A)	10,000	10,002

Total Corporate Bonds (Cost $38,746)		38,745

	Par (000)	Value (000)
FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement (FRN)
0.573%, 06/02/11 (B)	$22,000	$22,000

Total Funding Agreement (Cost $22,000)		22,000

MUNICIPAL SECURITIES — 7.9%
Massachusetts — 0.8%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series L (VRDN)
0.170%, 01/01/24	8,800	8,800
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.170%, 07/01/35	9,030	9,030

		17,830

North Carolina — 1.0%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.250%, 12/01/25	19,985	19,985

Ohio — 2.4%
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.230%, 12/01/26	12,000	12,000
Ohio State (GO) Series B (VRDN)
0.240%, 03/15/25	5,690	5,690
Ohio State Common Schools (GO) Series A (VRDN)
0.240%, 03/15/25	4,745	4,745
Ohio State University (RB) Series B (VRDN)
0.240%, 12/01/28	19,380	19,380
0.240%, 06/01/35	8,000	8,000

		49,815

Rhode Island — 1.7%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.300%, 09/01/32	20,000	20,000
0.230%, 09/01/43	15,000	15,000

		35,000

Texas — 2.0%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.280%, 03/15/35	16,000	16,000
0.240%, 03/01/30	9,600	9,600
University of Texas (RB) Series B (VRDN)
0.230%, 08/01/39	15,000	15,000

		40,600

Total Municipal Securities (Cost $163,230)		163,230

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
Federal Farm Credit Bank — 2.8%
Federal Farm Credit Bank (FRN)
0.506%, 01/20/11	8,000	8,009
0.246%, 02/14/11	18,500	18,503
0.750%, 05/12/11	3,000	3,009

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Farm Credit Bank — continued
0.359%, 05/18/11	$9,000	$9,008
0.400%, 06/01/11	8,750	8,750
0.247%, 08/23/11	10,000	9,999

		57,278

Federal Home Loan Bank — 3.3%
Federal Home Loan Bank (DN)
0.440%, 10/07/10 (C)	25,000	25,000
0.500%, 10/25/10 (C)	23,000	23,001
0.350%, 04/01/11 (C)	10,000	9,997
Federal Home Loan Bank (FRN)
0.202%, 11/19/10	6,000	5,999
Federal Home Loan Bank (MTN)
0.750%, 09/30/10	4,000	4,001

		67,998

Federal Home Loan Mortgage Corporation — 4.8%
Federal Home Loan Mortgage Corporation
4.750%, 12/08/10	20,000	20,237
Federal Home Loan Mortgage Corporation (DN)
0.280%, 09/20/10 (C)	15,000	14,998
0.188%, 10/05/10 (C)	7,000	6,999
0.275%, 10/25/10 (C)	12,000	11,995
0.170%, 11/22/10 (C)	20,000	19,987
0.175%, 12/14/10 (C)	10,000	9,993
Federal Home Loan Mortgage Corporation (MTN)
3.125%, 10/25/10	10,000	10,041
Federal Home Loan Mortgage Corporation (MTN) (FRN)
0.513%, 12/30/10	6,000	6,000

		100,250

Federal National Mortgage Association — 5.0%
Federal National Mortgage Association (DN)
0.275%, 09/15/10 (C)	15,000	14,999
0.190%, 09/22/10 (C)	10,000	9,998
0.700%, 10/22/10 (C)	8,000	8,000
0.300%, 11/08/10 (C)	5,000	4,997
0.450%, 04/01/11 (C)	48,000	47,873
Federal National Mortgage Association (MTN)
2.875%, 10/12/10	17,000	17,046

		102,913

Total U.S. Government Agency Obligations (Cost $328,439)		328,439

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill — 0.4%
0.185%, 12/30/10	8,000	7,995
U.S. Treasury Note — 0.7%
2.000%, 09/30/10	15,000	15,022

Total U.S. Treasury Obligations (Cost $23,017)		23,017

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Class I††	44,811,758	$44,812

Total Affiliated Money Market Fund (Cost $44,812)		44,812

	Par (000)
REPURCHASE AGREEMENTS — 18.2%

Banc of America Securities LLC

0.250% (dated 08/31/10, due 09/01/10, repurchase price $63,000,438, collateralized by Federal National Mortgage Association Bonds, 5.500% to 6.000%, due 02/01/23 to 09/01/38, total market value $64,260,000)	$63,000	63,000

Deutsche Bank Securities

0.250% (dated 08/31/10, due 09/01/10, repurchase price $63,000,438, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 07/01/38, total market value $64,260,000)	63,000	63,000

Goldman Sachs

0.250% (dated 08/31/10, due 09/01/10, repurchase price $52,000,361, collateralized by Bank of America (FDIC) and Citigroup, 2.375% to 2.875%, due 12/09/11 to 06/22/12, total market value $53,040,001)	52,000	52,000

Goldman Sachs (TLGP) (FDIC)

0.250% (dated 08/31/10, due 09/01/10, repurchase price $52,000,361, collateralized by Government National Mortgage Association Bonds, 4.000% to 5.500%, due 09/20/23 to 08/15/40, total market value $53,040,000)	52,000	52,000

Greenwich Capital

0.250% (dated 08/31/10, due 09/01/10, repurchase price $63,000,438, collateralized by U.S. Treasury Note, 0.375%, due 08/31/12, total market value $64,263,938)	63,000	63,000

JPMorgan Securities

0.240% (dated 08/31/10, due 09/01/10, repurchase price $52,000,347, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 2.596% to 5.984%, due 03/01/24 to 08/01/38, total market value $53,041,612)	52,000	52,000

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 18.2%

UBS Securities LLC

0.240% (dated 08/31/10, due 09/01/10, repurchase price $30,000,200, collateralized by Government National Mortgage Association Bonds, 5.000%, due 06/15/40 to 08/15/40, total market value $30,602,268)	$30,000	$30,000

Total Repurchase Agreements (Cost $375,000)		375,000
TOTAL INVESTMENTS — 100.4%
(Cost $2,073,607)*		2,073,607

Other Assets & Liabilities – (0.4)%		(9,252)
TOTAL NET ASSETS — 100.0%		$2,064,355

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $10,002 (000) and represents 0.5% of net assets as of August 31, 2010.

(B)	Illiquid Security. Total market value of illiquid securities is $22,000 (000) and represents 1.1% of net assets as of August 31, 2010.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

  Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$44,812	$ –	$–	$ 44,812

Bank Note	–	42,000	–	42,000

Certificates of Deposit	–	100,302	–	100,302

Commercial Paper	–	936,062	–	936,062

Corporate Bonds		38,745		38,745

Funding Agreements	–	22,000	–	22,000

Municipal Securities	–	163,230	–	163,230

Repurchase Agreements	–	375,000	–	375,000

U.S. Government Agency Obligations	–	328,439	–	328,439

U.S. Treasury Obligations	–	23,017	–	23,017

Total Assets – Investments in Securities	$44,812	$2,028,795	$–	$2,073,607

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.9%
Ohio — 98.9%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) VRDN
0.240%, 10/01/31	$10,000	$10,000
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) VRDN
0.250%, 06/01/34	15,000	15,000
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) VRDN
0.250%, 10/01/31	5,000	5,000
Allen County, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.250%, 10/01/31	6,000	6,000
Allen County, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
0.280%, 10/01/31	6,500	6,500
Canal Winchester Village (BAN) (GO)
1.625%, 05/12/11	2,000	2,009
Cleveland Airport Systems (RB) Series D (LOC - U.S. Bank) (VRDN)
0.300%, 01/01/24	3,600	3,600
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art (RB) Series D (JPMorgan Chase Bank) (VRDN)
0.270%, 10/01/40	7,900	7,900
Columbus City School District (BAN) Series C (GO)
1.500%, 12/02/10	7,000	7,019
Cuyahoga Falls (GO)
1.000%, 12/09/10	4,350	4,357
Dublin City School District (BAN) (GO)
1.000%, 10/14/10	6,750	6,753
Euclid (BAN) (GO)
1.500%, 12/01/10	4,000	4,006
Fairborn (BAN) (RN) (LOC- U.S. Bank)
2.500%, 09/10/10	1,600	1,600
Fairfield (BAN) (GO)
1.250%, 08/25/11	1,700	1,709
Fairfield Township (BAN) (GO)
1.625%, 06/08/11	3,000	3,020
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.340%, 11/01/40	9,000	9,000
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.230%, 06/01/16	10,000	10,000
Franklin County, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.230%, 11/15/41	10,000	10,000
Kent (BAN) (GO)
1.500%, 10/14/10	1,000	1,001
Lake County (BAN) (GO)
1.000%, 10/06/10	1,000	1,001

	Par (000)	Value (000)

Logan County (BAN) (GO)
1.500%, 11/10/10	$3,400	$3,403
Lucas County, ProMedica Healthcare Obligated Group (RB) Series A (LOC - UBS AG) (VRDN)
0.240%, 11/15/34	6,000	6,000
Mason (BAN) (GO)
1.500%, 06/29/11	1,000	1,007
Mason City School District (BAN) (GO)
1.500%, 02/03/11	2,775	2,787
Mason Golf Course Acquisition (BAN) (GO)
1.250%, 03/10/11	1,620	1,627
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (VRDN)
0.280%, 03/01/27	10,000	10,000
Ohio Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.380%, 03/10/11	6,500	6,500
Ohio State (GO) Series B (VRDN)
0.270%, 08/01/17	800	800
0.240%, 08/01/21	3,500	3,500
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A
0.260%, 10/01/31	6,400	6,400
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (VRDN)
0.260%, 10/01/31	3,500	3,500
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN)
0.230%, 01/01/43	3,000	3,000
Ohio State Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.300%, 12/01/32	5,385	5,385
Ohio State Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (VRDN)
0.280%, 10/01/48	3,200	3,200
Ohio State Higher Educational Facility Commission, University Hospitals Health System (RB) Series C (LOC - Wells Fargo Bank) (VRDN)
0.250%, 01/15/35	5,000	5,000
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.270%, 05/01/15	6,235	6,235
Ohio State Higher Educational Facility Commission, Xavier University 2000B Project (RB) Series B (LOC - U.S. Bank) (VRDN)
0.270%, 11/01/30	3,600	3,600
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.270%, 05/01/42	4,500	4,500
Ohio State University (RB) (VRDN)
0.250%, 12/01/31	5,000	5,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Water Development Authority, FirstEnergy Generation Corporation Project (RB) Series A (LOC - Barclays Bank) (VRDN)
0.230%, 05/15/19	$2,750	$2,750
Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.250%, 12/01/33	3,500	3,500
Ohio, Common Schools (GO) Series C (VRDN)
0.240%, 06/15/26	2,065	2,065
Ohio, Infrastructure Improvement (GO) Series A (VRDN)
0.240%, 02/01/23	3,100	3,100
Princeton City School District (BAN) (GO)
2.000%, 11/24/10	5,000	5,018
Sandusky (BAN) (GO)
1.500%, 10/14/10	3,700	3,703
Symmes Township, Parkland (BAN) (GO)
1.500%, 12/21/10	8,750	8,779

Total Municipal Securities (Cost $225,834)		225,834

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.9%
BlackRock Ohio Municipal Money Market Fund†	1,995,494	1,995

Total Affiliated Money Market Fund (Cost $1,995)		1,995

TOTAL INVESTMENTS — 99.8% (Cost $227,829)*		227,829

Other Assets & Liabilities – 0.2%		517

TOTAL NET ASSETS — 100.0%		$228,346

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 113.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$1,995	$ –	$–	$ 1,995

Municipal Securities	–	225,834	–	225,834

Total Assets – Investments in Securities	$1,995	$225,834	$–	$227,829

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.0%
Pennsylvania — 97.0%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.270%, 03/01/17	$2,500	$2,500
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) (LOC - Barclays Bank) (VRDN)
0.250%, 01/01/35	1,500	1,500
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.280%, 04/01/35	4,800	4,800
Commonwealth of Pennsylvania (GO) Second Series (NATL-RE)
5.000%, 07/01/11	3,000	3,116
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.270%, 12/01/31	3,500	3,500
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.230%, 12/01/15	3,000	3,000
Delaware Valley Regional Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
0.350%, 12/01/20	3,000	3,000
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN)
0.280%, 03/01/24	1,700	1,700
Geisinger Authority, Geisinger Health System (RB) (VRDN)
0.250%, 11/15/32	2,000	2,000
Geisinger Authority, Geisinger Health System (RB) Series B (VRDN)
0.220%, 06/01/39	1,800	1,800
Haverford Township School District (GO) (LOC - TD Bank) (VRDN)
0.300%, 03/01/30	2,250	2,250
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series A (LOC - Wells Fargo Bank) (VRDN)
0.250%, 09/01/31	2,000	2,000
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.250%, 05/01/32	600	600
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.250%, 07/01/34	2,000	2,000
Lancaster County Hospital Authority, The Lancaster General Hospital Refunding Project (RB) (LOC - Bank of America) (VRDN)
0.290%, 07/01/41	1,200	1,200

	Par (000)	Value (000)

Lower Merion School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.280%, 04/01/27	$5,800	$5,800
Northampton County General Purpose Authority, Lafayette College (RB) Series A (VRDN)
0.270%, 05/01/30	3,600	3,600
Northampton County General Purpose Authority, Lehigh University (RB) (VRDN)
0.250%, 10/15/19	1,500	1,500
Northampton County Higher Education Authority, Lehigh University (RB) Series A (VRDN)
0.250%, 11/15/21	2,000	2,000
Penn Manor School District (GO) Series B
2.000%, 06/01/11	1,915	1,936
Pennsylvania Economic Development Financing Authority, Sunoco Project (RB) Series B (LOC - JPMorgan Chase Bank) (VRDN)
0.240%, 10/01/34	3,600	3,600
Pennsylvania Higher Educational Facilities Authority, UPMC Health System, Prerefunded 01/15/11 @ 101 (RB) Series A
6.000%, 01/15/31	3,800	3,917
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
4.000%, 06/15/11	1,375	1,415
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.250%, 02/15/21	1,200	1,200
0.250%, 07/01/31	2,000	2,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM) (VRDN)
0.650%, 09/01/10	5,000	5,000
Southcentral General Authority, WellSpan Health Obligated Group (RB) Series D (LOC - TD Bank) (VRDN)
0.260%, 06/01/35	2,000	2,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.320%, 05/01/44	3,500	3,500
Temple University of the Commonwealth System of Higher Education, University Funding Obligations (RN)
1.500%, 04/06/11	3,000	3,019
Upper Merion Township (GO) Series A
2.000%, 09/01/10	2,175	2,175
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.230%, 07/01/34	3,600	3,600
Puerto Rico — 3.0%
Puerto Rico Infrastructure Financing Authority, Prerefunded 10/01/10 @ 101 (STRB) Series A
5.375%, 10/01/24	2,455	2,490

Total Municipal Securities (Cost $83,718)		83,718

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Pennsylvania Municipal Money Market Portfolio†	53,728	$54

Total Affiliated Money Market Fund (Cost $54)		54

TOTAL INVESTMENTS — 100.1% (Cost $83,772)*		83,772

Other Assets & Liabilities – (0.1)%		(66)

TOTAL NET ASSETS — 100.0%		$83,706

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$54	$ –	$–	$ 54

Municipal Securities	–	83,718	–	83,718

Total Assets – Investments in Securities	$54	$83,718	$–	$83,772

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.5%
Colorado — 2.9%
Colorado Health Facilities (TECP) (VRDO)
0.280%, 11/01/10	$7,225	$7,225
Colorado Housing & Finance Authority (RB) Series I-B3 (VRDN)
0.280%, 11/01/21	11,895	11,895

		19,120

Connecticut — 0.4%
Connecticut (GO) Series A (VRDN)
0.380%, 02/15/21	2,500	2,500

District of Columbia — 0.8%
District of Columbia Georgetown University (RB) Series C (LOC - TD Bank) (VRDN)
0.240%, 04/01/42	5,500	5,500

Florida — 0.9%
Citizens Property Insurance (RN) Series A-2
2.000%, 04/21/11	6,000	6,027

Iowa — 1.1%
Iowa City (RB) (VRDN)
0.250%, 04/01/32	5,375	5,375
Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program (RAN) Series F (LOC - U.S. Bank)
1.750%, 05/20/11	2,000	2,015

		7,390

Kansas — 1.2%
Kansas State Department of Transportation (RB) Series C-1 (VRDN)
0.230%, 09/01/21	8,000	8,000

Louisiana — 5.2%
Louisiana (GO) Series A (VRDN)
0.280%, 07/15/26	11,835	11,835
Louisiana Public Facilities Authority, CHRISTUS Health Project (RB) Series B-3 (LOC - Bank of New York) (VRDN)
0.250%, 07/01/47	7,000	7,000
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.260%, 07/01/28	14,915	14,915

		33,750

Maryland — 1.8%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.370%, 08/01/16	12,000	12,000

Massachusetts — 5.2%
Massachusetts Development Finance Agency, Boston University (RB) Series U-1 (LOC - Bank of Nova Scotia) (VRDN)
0.260%, 10/01/40	8,000	8,000

	Par (000)	Value (000)

Massachusetts Health & Educational Facilities Authority, Partners HealthCare System Issue (RB) Series F-4 (VRDN)
0.260%, 07/01/40	$15,000	$15,000
Massachusetts Water Resources Authority (RB) Series F (VRDN)
0.240%, 08/01/29	10,700	10,700

		33,700

Michigan — 8.2%
Michigan Hospital Finance Authority (TECP) Series 09-C (VRDO)
0.270%, 09/10/10	10,000	10,000
Michigan State (GO) Series A
2.000%, 09/30/10	18,000	18,021
University of Michigan (RB) Series A-2 (VRDN)
0.250%, 12/01/24	8,500	8,500
University of Michigan (RB) Series B (VRDN)
0.240%, 12/01/25	5,540	5,540
0.230%, 12/01/37	11,175	11,175

		53,236

Minnesota — 5.8%
Minneapolis Revenue Authority, University Gateway Project (RB) Series B (VRDN)
0.290%, 12/01/27	7,620	7,620
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series 3-L2 (VRDN)
0.270%, 11/01/12	8,975	8,975
Rochester Healthcare (TECP) Series 92-A (VRDO)
0.280%, 09/08/10	6,000	6,000
Rochester Healthcare (TECP) Series 92-B (VRDO)
0.270%, 10/05/10	5,000	5,000
University of Minnesota (RB) Series A (VRDN)
0.310%, 01/01/34	10,000	10,000

		37,595

Missouri — 3.3%
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series B (VRDN)
0.250%, 05/15/34	10,000	10,000
Missouri State Health & Educational Facilities Authority, Sisters Mercy Health (RB) Series F (VRDN)
0.260%, 06/01/39	5,900	5,900
University of Missouri (RB) Series A (VRDN)
0.250%, 11/01/31	5,400	5,400

		21,300

Nevada — 1.6%
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB) Series A (LOC - Bank of New York) (VRDN)
0.250%, 06/01/42	10,500	10,500

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
New Jersey — 1.6%
New Jersey Health Care Facilities Financing Authority (RB) Series A-4 (LOC - TD Bank) (VRDN)
0.270%, 07/01/34	$10,600	$10,600

New Mexico — 1.4%
New Mexico (TRAN)
2.000%, 06/30/11	5,300	5,374
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services (RB) Series C (VRDN)
0.280%, 08/01/34	3,970	3,970

		9,344

New York — 3.0%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.250%, 09/01/27	9,000	9,000
New York Environmental Facilities (RB) Series C
2.000%, 10/15/10	5,935	5,947
New York Power Authority (RB) (VRDN)
0.260%, 03/01/20	4,300	4,300

		19,247

North Carolina — 5.3%
Guilford County (GO) Series C
3.000%, 02/01/11	7,735	7,820
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.280%, 01/01/20	6,285	6,285
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.290%, 12/01/20	10,410	10,410
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.200%, 12/01/25	9,675	9,675

		34,190

Ohio — 13.8%
Allen County, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.250%, 10/01/31	8,000	8,000
Allen County, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
0.280%, 10/01/31	6,500	6,500
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.340%, 11/01/40	15,000	15,000
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.230%, 06/01/16	8,000	8,000
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (VRDN)
0.280%, 03/01/27	2,950	2,950

	Par (000)	Value (000)

Ohio Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.380%, 03/10/11	$8,500	$8,500
Ohio State (GO) Series B (VRDN)
0.240%, 08/01/21	12,000	12,000
0.240%, 03/15/25	10,000	10,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A
0.260%, 10/01/31	6,000	6,000
0.260%, 10/01/31	6,600	6,600
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN)
0.230%, 01/01/43	6,000	6,000

		89,550

Oklahoma — 1.2%
Oklahoma Turnpike Authority (RB) Series F (VRDN)
0.250%, 01/01/28	8,000	8,000

Pennsylvania — 6.9%
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bankof Nova Scotia) (VRDN)
0.280%, 04/01/35	1,500	1,500
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.270%, 12/01/31	5,500	5,500
0.270%, 12/01/31	3,750	3,750
0.270%, 12/01/31	4,140	4,140
0.270%, 12/01/31	4,410	4,410
Lower Merion School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.280%, 04/01/27	10,620	10,620
Northampton County General Purpose Authority, Lehigh University (RB) (VRDN)
0.250%, 10/15/19	3,655	3,655
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.320%, 05/01/44	1,200	1,200
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.230%, 07/01/34	9,905	9,905

		44,680

Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.250%, 05/01/39	9,840	9,840
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, The Vanderbilt University (RB) Series B (VRDN)
0.200%, 10/01/30	7,970	7,970

		17,810

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 16.2%
Harris County Health Facilities Development, Texas Children’s Hospital Project (RB) Series 2 (VRDN)
0.250%, 10/01/41	$17,000	$17,000
Houston (TECP) Series B-3
0.310%, 09/13/10	4,000	4,000
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.220%, 05/15/48	3,955	3,955
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.280%, 05/15/48	8,265	8,265
Houston Utility System (RB) Series B-6 (LOC - Scotiabank) (VRDN)
0.250%, 05/15/34	5,000	5,000
North Central Texas Health Facility Development, Baylor Health Care System Project (RB) Series C (VRDN)
0.300%, 08/15/30	8,850	8,850
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.280%, 03/15/35	20,000	20,000
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical Center Project (RB) Series B (VRDN)
0.260%, 12/01/39	8,000	8,000
Texas (TRAN) (RN) Series 2010
2.000%, 08/31/11	20,000	20,329
University of Texas (RB) Series B (VRDN)
0.200%, 08/01/25	10,100	10,100

		105,499

Utah — 1.2%
Utah County, IHC Health Services (RB) Series C (VRDN)
0.250%, 05/15/35	7,800	7,800

Virginia — 4.5%
Fairfax County Industrial Development Authority, Fairfax Hospital System (RB) Series D (VRDN)
0.290%, 10/01/25	5,800	5,800
Fairfax County Industrial Development Authority, Inova Health System Project (RB) Series C-1 (JPMorgan Chase) (VRDN)
0.250%, 05/15/26	7,000	7,000
Virginia College Building Authority, 21st Century College and Equipment Programs (RB) Series B (VRDN)
0.250%, 02/01/26	9,000	9,000
Virginia College Building Authority, University of Richmond Project (RB) (VRDN)
0.250%, 11/01/36	7,300	7,300

		29,100

Washington — 1.7%
Tulalip Tribes of the Tulalip Reservation, (RB) (LOC - Wells Fargo Bank) (VRDN)
0.310%, 06/01/19	11,100	11,100

	Par (000)	Value (000)

Wyoming — 0.6%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
0.400%, 11/01/14	$3,800	$ 3,800

Total Municipal Securities (Cost $641,338)		641,338

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds MuniFund†	1,793,311	1,793

Total Affiliated Money Market Fund (Cost $1,793)		1,793

TOTAL INVESTMENTS — 98.8% (Cost $643,131)*		643,131

Other Assets & Liabilities – 1.2%		7,581

TOTAL NET ASSETS — 100.0%		$650,712

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

  Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$1,793	$ –	$–	$ 1,793

Municipal Securities	–	641,338	–	641,338

Total Assets – Investments in Securities	$1,793	$641,338	$–	$643,131

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 98.4%
U.S. Treasury Bills† — 98.4%
0.116%, 09/02/10	$7,000	$7,000
0.138%, 09/02/10	17,000	17,000
0.161%, 09/02/10	15,000	15,000
0.110%, 09/09/10	9,000	9,000
0.135%, 09/09/10	15,000	15,000
0.148%, 09/09/10	7,000	7,000
0.155%, 09/09/10	7,000	7,000
0.118%, 09/16/10	15,000	14,999
0.154%, 09/16/10	15,000	14,999
0.161%, 09/16/10	5,000	5,000
0.123%, 09/23/10	10,000	9,999
0.125%, 09/23/10	10,000	9,999
0.153%, 09/23/10	3,000	3,000
0.205%, 09/23/10	15,000	14,998
0.158%, 09/30/10	10,000	9,999
0.160%, 09/30/10	5,000	4,999
0.167%, 09/30/10	17,000	16,998
0.205%, 09/30/10	10,000	9,998
0.135%, 10/07/10	10,000	9,999
0.140%, 10/14/10	20,000	19,997
0.143%, 10/21/10	10,000	9,998
0.158%, 10/28/10	5,000	4,999
0.230%, 10/28/10	4,000	3,999
0.141%, 11/04/10	4,000	3,999
0.145%, 11/04/10	6,000	5,998
0.150%, 11/12/10	9,000	8,997
0.148%, 11/18/10	7,000	6,998
0.150%, 11/26/10	27,000	26,990
0.165%, 11/26/10	5,000	4,998
0.159%, 12/09/10	9,000	8,996
0.173%, 12/23/10	5,000	4,997
0.185%, 12/30/10	5,000	4,997
0.185%, 12/30/10	4,000	3,997
0.177%, 01/13/11	6,000	5,996
0.193%, 01/27/11	7,000	6,994
0.177%, 02/10/11	10,000	9,992
0.187%, 02/10/11	8,000	7,993

Total U.S. Treasury Obligations (Cost $352,922)		352,922

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.4%
Federated U.S. Treasury Cash Reserve Money Market Fund	8,682,736	$8,683

Total Money Market Fund (Cost $8,683)		8,683

AFFILIATED MONEY MARKET FUND — 2.8%

BlackRock Treasury Trust Fund††	10,000,000	10,000

Total Affiliated Money Market Fund (Cost $10,000)		10,000
TOTAL INVESTMENTS — 103.6% (Cost $371,605)*		371,605
Other Assets & Liabilities – (3.6)%		(12,758)
TOTAL NET ASSETS — 100.0%		$358,847

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.

        Please see Investment Abbreviations and Definitions on Page 113.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the fund’s net assets as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$10,000	$ –	$–	$ 10,000

Money Market Fund	8,683	–	–	8,683

U.S. Treasury Obligations	–	352,922	–	352,922

Total Assets – Investments in Securities	$18,683	$352,922	$–	$371,605

See Notes to Schedules of Investments.

PNC Equity Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

August 31, 2010 (Unaudited)

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

CVO — Contingent Value Obligation

DD — Delayed Delivery Security

DN — Discount Note

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FRN —	Floating Rate Note: the rate shown is the rate in effect on August 31, 2010, and the date shown is the final maturity date, not the next reset or put date.
The rate floats based on a predetermined index.

GDR — Global Depository Receipt

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE —	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TIP —	Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2010, and the date shown is the final maturity date, not the next reset or put date.
VRDO —	Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), formerly known as Allegiant Funds, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of August 31, 2010, the Trust offered for sale shares of 30 Funds.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1.   Significant Accounting Policies

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at their bid prices. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Non-mutual fund short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

A Fund’s investments in other PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

Futures contracts which are valued at their daily closing price.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models from inputs observed on actively quoted markets; or, observable correlated market inputs.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (Unaudited)

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 act that are priced at amortized cost.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation level 2 to input valuation level 1 when not meeting the fair value adjustment trigger requirements. The Funds did not have any significant transfers between Level 1 and Level 2 during the three months ended August 31, 2010.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars. The foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of August 31, 2010, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Schedules of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, will also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of August 31, 2010 are included in the respective Fund’s Schedule of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (Unaudited)

During the three months ended August 31, 2010, the futures transactions executed by the Funds were as follows:

	Notional Cost of Contracts May 31, 2010 (000)	Contracts Opened (000)	Contracts Closed (000)	Notional Cost of Contracts August 31, 2010 (000)
Balanced Allocation Fund	$ 661	$ 404	$ (768)	$ 297
International Equity Fund	9,261	8,491	(10,680)	7,072
Large Cap Growth Fund	2,145	4,611	(5,147)	1,609
S&P 500 Index Fund	2,152	7,646	(8,589)	1,209
Small Cap Core Fund	2,698	2,601	(2,698)	2,601

2.  Affiliated Holdings

Affiliated Domestic Common Stock

The common stock of The PNC Financial Services Group (“PNC Group”), the indirect parent company of PNC Capital Advisors, LLC, the investment adviser to the Trust (the “Adviser”), is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stock of PNC Group in approximately the same proportion as the percentage PNC Group common stock represents in the S&P 500® Index.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliated with the Adviser. The total net purchases and sales of affiliated Money Market Funds for the three months ended August 31, 2010 are shown in the tables below.

	PNC Advantage Institutional Money Market Fund (000)	Institutional Money Market Trust* (000)
Balanced Allocation Fund	$(2,252)	$ (40)
International Equity Fund	(4,096)	(5,504)
Large Cap Core Equity Fund	23	–
Large Cap Growth Fund	4,086	–
Large Cap Value Fund	(5,813)	–
Mid Cap Value Fund	(2,893)	–
Multi-Factor Small Cap Core Fund	(777)	–
Multi-Factor Small Cap Growth Fund	(4)	–
Multi-Factor Small Cap Value Fund	(32)	–
S&P 500 Index Fund	(654)	–
Small Cap Core Fund	(153)	–
*Advised by BlackRock, Inc.

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Bond Fund	$(6,304)	$ –	$ –	$ –
Government Mortgage Fund	(980)	–	–	–
High Yield Bond Fund	(707)	–	–	–
Intermediate Bond Fund	(314)	–	–	–
Limited Maturity Bond Fund	2,787	–	–	–
Total Return Advantage Fund	(4,005)	–	–	–
Ultra Short Bond Fund	(654)	–	–	–
Intermediate Tax Exempt Bond Fund	–	–	–	2,529
Ohio Intermediate Tax Exempt Bond Fund	–	(145)	–	–
Pennsylvania Intermediate Municipal Bond Fund	–	–	(263)	–
Tax-Exempt Limited Maturity Bond Fund	–	–	–	3,632

	PNC Advantage Institutional Money Market Fund (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)
Government Money Market Fund	$ –	$ –	$ –	$ –
Money Market Fund	3,397	–	–	–
Ohio Municipal Money Market Fund	–	–	1,172	–
Pennsylvania Tax Exempt Money Market Fund	–	–	–	(291)
Tax Exempt Money Market Fund	–	451	–	–
Treasury Money Market Fund	–	–	–	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

3. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date October 27, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date October 27, 2010

* Print the name and title of each signing officer under his or her signature.